UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Semi-Annual Report
December 31, 2023
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
SPDR S&P Global Natural Resources ETF	27.9%
SPDR S&P Global Infrastructure ETF	24.5
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	17.1
SPDR Bloomberg 1-10 Year TIPS ETF	7.8
The Energy Select Sector SPDR Fund	6.5
TOTAL	83.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Natural Resources	34.3%
International Equity	24.7
Commodities	17.1
Inflation Linked	7.8
Domestic Equity	6.5
International Fixed Income	3.6
Real Estate	1.1
Short Term Investments	9.3
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	13.1%
SPDR Bloomberg Emerging Markets Local Bond ETF	12.1
SPDR Bloomberg High Yield Bond ETF	11.0
SPDR Blackstone Senior Loan ETF	9.8
Schwab U.S. Dividend Equity ETF	9.1
TOTAL	55.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Domestic Fixed Income	39.0%
Domestic Equity	30.3
International Fixed Income	12.1
International Equity	11.4
Inflation Linked	3.0
Real Estate	2.1
Short Term Investments	16.5
Liabilities in Excess of Other Assets	(14.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
SPDR S&P 500 ETF Trust	24.9%
SPDR Portfolio Developed World ex-U.S. ETF	15.5
SPDR Portfolio Emerging Markets ETF	8.9
SPDR Portfolio Aggregate Bond ETF	6.9
SPDR Bloomberg 1-10 Year TIPS ETF	5.9
TOTAL	62.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

		% of Net Assets
	Domestic Equity	41.1%
	International Equity	27.4
	Domestic Fixed Income	16.4
	International Fixed Income	6.0
	Inflation Linked	5.9
	Commodities	0.0*
	Short Term Investments	7.9
	Liabilities in Excess of Other Assets	(4.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Bills 5.27% 1/25/2024	6.9%
U.S. Treasury Notes 4.75% 7/31/2025	4.2
American Express Credit Account Master Trust 3.39% 5/15/2027	3.1
Parker-Hannifin Corp. 3.65% 6/15/2024	1.9
Hyundai Auto Lease Securitization Trust 5.05% 1/15/2026	1.7
TOTAL	17.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	66.6%
U.S. Treasury Obligations	13.0
Asset-Backed Securities	8.7
Commercial Mortgage Backed Securities	2.2
Mortgage-Backed Securities	1.8
Short-Term Investment	6.7
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Loomis Sayles Opportunistic Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
SPDR Blackstone Senior Loan ETF	4.5%
OneMain Direct Auto Receivables Trust ABS 0.87% 7/14/2028	1.3
UniCredit SpA 7.30% 4/2/2034	1.1
Credit Suisse AG 4.75% 8/9/2024	1.1
HSBC USA, Inc. 5.63% 3/17/2025	1.0
TOTAL	9.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Banks	12.4%
Asset-Backed Securities	11.9
Commercial Services	4.5
Money Market Fund	4.5
Media	3.8
Software	3.6
Pipelines	3.5
Oil & Gas	3.0
Diversified Financial Services	2.8
Telecommunications	2.8
Electric	2.5
Retail	2.4
Investment Company Security	2.3
Insurance	2.2
Semiconductors	2.1
Internet	2.1
Auto Manufacturers	1.9
Real Estate Investment Trusts	1.8
Home Builders	1.7
Airlines	1.7
Pharmaceuticals	1.6
Transportation	1.5
Leisure Time	1.4
Construction Materials	1.4
Auto Parts & Equipment	1.3
Chemicals	1.1
IT Services	1.0
Health Care Products	0.9
Oil & Gas Services	0.8
Advertising	0.7
Computers	0.7
Food	0.7
Health Care Services	0.7
Mining	0.6
Aerospace & Defense	0.6
Engineering & Construction	0.6
Energy-Alternate Sources	0.5
Environmental Control	0.4
Entertainment	0.4
Office Furnishings	0.3
Packaging & Containers	0.3
Office & Business Equipment	0.3
Biotechnology	0.2
Machinery, Construction & Mining	0.2
Commercial Mortgage Backed Securities	0.2
Iron/Steel	0.2
Household Products & Wares	0.2
Miscellaneous Manufacturer	0.2
Distribution & Wholesale	0.2
Home Furnishings	0.2
See accompanying notes to financial statements.

SPDR Loomis Sayles Opportunistic Bond ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Beverages	0.1%
Electronics	0.1
Coal	0.1
Electrical Components & Equipment	0.1
Real Estate	0.1
Metal Fabricate & Hardware	0.1
Machinery-Diversified	0.1
Hand & Machine Tools	0.0*
Short-Term Investment	4.1
Other Assets in Excess of Liabilities	2.3
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Nuveen Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
New Jersey Economic Development Authority Revenue, NJ	2.3%
Southfield Public Schools, General Obligation, MI	2.2
City of New York, General Obligation, NY	2.2
New Mexico Hospital Equipment Loan Council Revenue, NM	2.0
Medford Hospital Facilities Authority Revenue, OR	2.0
TOTAL	10.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Municipal Bonds & Notes	98.9%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Nuveen Municipal Bond ESG ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Idaho Housing & Finance Association Revenue, ID	2.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY	2.3
City of Dallas, General Obligation, TX AGM	2.3
Pennsylvania Turnpike Commission Revenue, PA	2.3
Medford Hospital Facilities Authority Revenue, OR	2.0
TOTAL	11.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Municipal Bonds & Notes	99.2%
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
SPDR Portfolio Intermediate Term Treasury ETF	38.6%
SPDR Portfolio Mortgage-Backed Bond ETF	34.2
SPDR Portfolio Long Term Treasury ETF	11.9
SPDR Bloomberg High Yield Bond ETF	5.5
SPDR Portfolio Intermediate Term Corporate Bond ETF	5.1
TOTAL	95.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Domestic Fixed Income	99.8%
Short Term Investments	9.7
Liabilities in Excess of Other Assets	(9.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
The Technology Select Sector SPDR Fund	36.2%
The Financial Select Sector SPDR Fund	11.6
The Consumer Discretionary Select Sector SPDR Fund	11.6
The Communication Services Select Sector SPDR Fund	11.6
The Consumer Staples Select Sector SPDR Fund	11.4
TOTAL	82.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2023

% of Net Assets
Domestic Equity	99.9%
Short Term Investments	12.1
Liabilities in Excess of Other Assets	(12.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Minejesa Capital BV 5.63% 8/10/2037	2.5%
Chile Electricity PEC SpA Zero Coupon, 1/25/2028	2.3
Banco Internacional del Peru SAA Interbank VRN 4.00% 7/8/2030	2.1
BBVA Bancomer SA VRN 5.88% 9/13/2034	2.1
Mexico Generadora de Energia S de Real 5.50% 12/6/2032	2.0
TOTAL	11.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2023

% of Net Assets
Corporate Bonds & Notes	86.4%
Foreign Government Obligations	8.4
Short-Term Investments	4.0
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Notes 4.25% 10/15/2025	14.8%
U.S. Treasury Notes 3.00% 7/15/2025	14.5
U.S. Treasury Bills 5.24% 4/2/2024	1.9
Citigroup Mortgage Loan Trust, Inc. CMO 4.50% 7/25/2037	1.5
Regatta XXIII Funding Ltd. 6.83% 1/20/2035	1.5
TOTAL	34.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2023

% of Net Assets
U.S. Treasury Obligations	31.2%
Asset-Backed Securities	23.6
Corporate Bonds & Notes	15.5
Mortgage-Backed Securities	11.0
Commercial Mortgage Backed Securities	5.5
Senior Floating Rate Loans	4.8
U.S. Government Agency Obligations	3.2
Foreign Government Obligations	0.3
Short-Term Investment	2.0
Other Assets in Excess of Liabilities	2.9
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
U.S. Treasury Bonds 4.75% 11/15/2043	6.8%
U.S. Treasury Bonds 4.13% 8/15/2053	5.8
U.S. Treasury Bonds 4.75% 11/15/2053	4.6
Federal National Mortgage Association REMICS 3.00% 1/25/2043	0.9
Federal Home Loan Mortgage Corp. REMICS CMO, REMIC 4.00% 7/15/2044	0.8
TOTAL	18.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
U.S. Government Agency Obligations	29.8%
U.S. Treasury Obligations	20.7
Mortgage-Backed Securities	18.5
Asset-Backed Securities	12.4
Commercial Mortgage Backed Securities	3.2
Banks	1.9
Electric	1.0
Retail	0.7
Pipelines	0.6
Oil & Gas	0.6
Commercial Services	0.6
Real Estate Investment Trusts	0.6
Diversified Financial Services	0.5
Health Care Services	0.5
Telecommunications	0.5
Insurance	0.5
Media	0.5
Pharmaceuticals	0.4
Software	0.4
Food	0.4
Internet	0.3
Mining	0.3
Chemicals	0.3
Foreign Government Obligations	0.3
Semiconductors	0.2
Entertainment	0.2
Packaging & Containers	0.2
Transportation	0.2
Aerospace & Defense	0.2
Leisure Time	0.2
Construction Materials	0.2
Lodging	0.2
Airlines	0.2
Auto Manufacturers	0.1
Beverages	0.1
Environmental Control	0.1
Advertising	0.1
Engineering & Construction	0.1
Health Care Products	0.1
Auto Parts & Equipment	0.1
Computers	0.1
Iron/Steel	0.1
Agriculture	0.1
Oil & Gas Services	0.1
Household Products	0.1
Home Builders	0.1
Electronics	0.1
Water	0.1
Forest Products & Paper	0.1
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Trucking & Leasing	0.1%
Machinery-Diversified	0.1
Biotechnology	0.0*
Metal Fabricate & Hardware	0.0*
Household Products & Wares	0.0*
Distribution & Wholesale	0.0*
Housewares	0.0*
Holding Companies-Diversified	0.0*
Miscellaneous Manufacturer	0.0*
Energy-Alternate Sources	0.0*
Investment Company Security	0.0*
Coal	0.0*
Home Furnishings	0.0*
Machinery, Construction & Mining	0.0*
Electrical Components & Equipment	0.0*
IT Services	0.0*
Real Estate	0.0*
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.1%
COMMODITIES — 17.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	6,560,274	$ 87,251,645
DOMESTIC EQUITY — 6.5%
The Energy Select Sector SPDR Fund (a)(b)	395,641	33,170,541
INFLATION LINKED — 7.8%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,123,904	39,483,375
INTERNATIONAL EQUITY — 24.7%
SPDR S&P Global Infrastructure ETF (a)	2,332,514	124,766,174
VanEck Agribusiness ETF (b)	16,073	1,224,441
		125,990,615
INTERNATIONAL FIXED INCOME — 3.6%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	430,628	18,060,538
NATURAL RESOURCES — 34.3%
SPDR Gold MiniShares Trust (a)	383,495	15,688,780
SPDR S&P Global Natural Resources ETF (a)(b)	2,511,949	142,301,911
SPDR S&P Metals & Mining ETF (a)(b)	276,870	16,565,132
		174,555,823
REAL ESTATE — 1.1%
SPDR Dow Jones International Real Estate ETF (a)(b)	105,119	2,868,698
SPDR Dow Jones REIT ETF (a)(b)	29,936	2,853,500
		5,722,198
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $508,084,658)		484,234,735
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	25,144,772	$ 25,144,772
State Street Navigator Securities Lending Portfolio II (e)(f)	22,259,665	22,259,665
TOTAL SHORT-TERM INVESTMENTS (Cost $47,404,437)		$ 47,404,437
TOTAL INVESTMENTS — 104.4% (Cost $555,489,095)		531,639,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(22,284,425)
NET ASSETS — 100.0%		$ 509,354,747
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$484,234,735	$—	$—	$484,234,735
Short-Term Investments	47,404,437	—	—	47,404,437
TOTAL INVESTMENTS	$531,639,172	$—	$—	$531,639,172
See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,108,232	$ 38,917,963	$ 12,014,203	$ 11,791,996	$ (377,300)	$ 720,505	2,123,904	$ 39,483,375	$ 728,094
SPDR Dow Jones International Real Estate ETF	106,095	2,627,973	565,318	624,233	24,198	275,442	105,119	2,868,698	38,907
SPDR Dow Jones REIT ETF	118,899	10,753,226	694,273	8,755,813	(549,598)	711,412	29,936	2,853,500	86,852
SPDR FTSE International Government Inflation-Protected Bond ETF	327,586	13,679,991	7,857,166	3,815,241	23,940	314,682	430,628	18,060,538	518,487
SPDR Gold MiniShares Trust	276,756	10,541,636	7,535,592	3,384,917	191,728	804,741	383,495	15,688,780	—
SPDR S&P Global Infrastructure ETF	2,501,429	133,501,265	29,360,203	38,674,297	(210,163)	789,166	2,332,514	124,766,174	2,934,489
SPDR S&P Global Natural Resources ETF	2,741,886	147,815,074	33,027,706	46,596,380	(52,170)	8,107,681	2,511,949	142,301,911	2,588,120
SPDR S&P Metals & Mining ETF	332,119	16,878,288	3,090,295	6,223,104	768,515	2,051,138	276,870	16,565,132	79,023
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,584,135	21,584,135	19,131,756	15,571,119	—	—	25,144,772	25,144,772	777,786
State Street Navigator Securities Lending Portfolio II	32,724,798	32,724,798	502,576,595	513,041,728	—	—	22,259,665	22,259,665	123,222
The Energy Select Sector SPDR Fund	395,864	32,132,281	10,207,424	10,406,579	1,393,643	(156,228)	395,641	33,170,541	565,478
Total		$461,156,630	$626,060,531	$658,885,407	$1,212,793	$13,618,539		$443,163,086	$8,440,458
See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.9%
DOMESTIC EQUITY — 30.3%
Invesco KBW Premium Yield Equity REIT ETF	80,665	$ 1,627,820
iShares Mortgage Real Estate ETF (a)	132,686	3,130,063
Schwab U.S. Dividend Equity ETF (a)	94,317	7,180,353
SPDR ICE Preferred Securities ETF (b)	140,331	4,703,895
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	182,564	7,154,683
		23,796,814
DOMESTIC FIXED INCOME — 39.0%
SPDR Blackstone Senior Loan ETF (b)	184,021	7,716,000
SPDR Bloomberg Convertible Securities ETF (a)(b)	55,120	3,976,908
SPDR Bloomberg High Yield Bond ETF (b)	91,008	8,621,188
SPDR Portfolio Long Term Treasury ETF (b)	354,843	10,297,544
		30,611,640
INFLATION LINKED — 3.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	126,071	2,343,660
INTERNATIONAL EQUITY — 11.4%
SPDR S&P Global Infrastructure ETF (a)(b)	116,550	6,234,260
SPDR S&P International Dividend ETF (b)	77,053	2,739,234
		8,973,494
INTERNATIONAL FIXED INCOME — 12.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	447,851	9,512,355
REAL ESTATE — 2.1%
SPDR Dow Jones REIT ETF (a)(b)	16,922	1,613,005
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $80,322,915)		76,850,968
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 16.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	1,655,596	$ 1,655,596
State Street Navigator Securities Lending Portfolio II (e)(f)	11,290,594	11,290,594
TOTAL SHORT-TERM INVESTMENTS (Cost $12,946,190)		$ 12,946,190
TOTAL INVESTMENTS — 114.4% (Cost $93,269,105)		89,797,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%		(11,282,528)
NET ASSETS — 100.0%		$ 78,514,630
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$76,850,968	$—	$—	$76,850,968
Short-Term Investments	12,946,190	—	—	12,946,190
TOTAL INVESTMENTS	$89,797,158	$—	$—	$89,797,158

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	173,309	$ 7,256,448	$ 1,264,188	$ 816,414	$ (51,319)	$ 63,097	184,021	$ 7,716,000	$ 378,483
SPDR Bloomberg 1-10 Year TIPS ETF	—	—	2,322,509	44,782	324	65,609	126,071	2,343,660	15,669
SPDR Bloomberg Convertible Securities ETF	52,305	3,658,735	506,460	315,550	(25,559)	152,822	55,120	3,976,908	47,375
SPDR Bloomberg Emerging Markets Local Bond ETF	406,911	8,610,237	1,367,297	510,977	(40,455)	86,253	447,851	9,512,355	268,500
SPDR Bloomberg High Yield Bond ETF	93,779	8,630,481	4,949,710	5,054,356	(203,542)	298,895	91,008	8,621,188	287,123
SPDR Bloomberg International Corporate Bond ETF	50,932	1,445,450	12,392	1,484,866	60,894	(33,870)	—	—	2,463
SPDR Dow Jones REIT ETF	15,848	1,433,293	245,702	154,216	3,181	85,045	16,922	1,613,005	34,219
SPDR ICE Preferred Securities ETF	127,166	4,256,246	687,119	248,109	(23,324)	31,963	140,331	4,703,895	165,422
SPDR Portfolio Long Term Treasury ETF	307,978	9,208,542	1,705,296	394,125	(25,224)	(196,945)	354,843	10,297,544	186,227
SPDR Portfolio S&P 500 High Dividend ETF	134,956	5,004,168	5,177,786	3,525,644	(203,615)	701,988	182,564	7,154,683	171,373
SPDR S&P Global Infrastructure ETF	107,500	5,737,275	873,303	399,343	(9,829)	32,854	116,550	6,234,260	138,663
SPDR S&P International Dividend ETF	163,925	5,637,381	449,840	3,449,795	34,972	66,836	77,053	2,739,234	60,026
State Street Institutional U.S. Government Money Market Fund, Class G Shares	814,508	814,508	6,756,423	5,915,335	—	—	1,655,596	1,655,596	66,840
State Street Navigator Securities Lending Portfolio II	5,978,695	5,978,695	110,865,989	105,554,090	—	—	11,290,594	11,290,594	56,955
Total		$67,671,459	$137,184,014	$127,867,602	$(483,496)	$1,354,547		$77,858,922	$1,879,338
See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.8%
COMMODITIES — 0.0% (a)
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,560	$ 20,747
DOMESTIC EQUITY — 41.1%
SPDR Gold Shares (b)	37,877	7,240,946
SPDR Portfolio S&P 600 Small Cap ETF (b)(c)	293,949	12,398,769
SPDR S&P 500 ETF Trust (b)	125,659	59,726,979
SPDR S&P MidCap 400 ETF Trust (b)(c)	9,592	4,866,789
The Communication Services Select Sector SPDR Fund (b)(c)	66,276	4,815,614
The Energy Select Sector SPDR Fund (b)	56,385	4,727,318
The Financial Select Sector SPDR Fund (b)	338	12,709
The Technology Select Sector SPDR Fund (b)(c)	24,680	4,750,407
		98,539,531
DOMESTIC FIXED INCOME — 16.4%
SPDR Blackstone Senior Loan ETF (b)	83,404	3,497,130
SPDR Bloomberg High Yield Bond ETF (b)	24,903	2,359,061
SPDR Bloomberg International Treasury Bond ETF (b)	313,979	7,278,033
SPDR Portfolio Aggregate Bond ETF (b)(c)	649,015	16,640,745
SPDR Portfolio Intermediate Term Treasury ETF (b)(c)	206,758	5,905,008
SPDR Portfolio Long Term Treasury ETF (b)	125,327	3,636,990
		39,316,967
INFLATION LINKED — 5.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	763,018	14,184,505
INTERNATIONAL EQUITY — 27.4%
SPDR Portfolio Developed World ex-U.S. ETF (b)(c)	1,094,701	37,230,781
SPDR Portfolio Emerging Markets ETF (b)(c)	602,450	21,332,754
SPDR S&P International Small Cap ETF (b)	230,500	7,320,680
		65,884,215
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 6.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	338,981	$ 7,199,956
SPDR Bloomberg International Corporate Bond ETF (b)	242,135	7,247,101
		14,447,057
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $211,134,913)		232,393,022
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (d)(e)	7,280,831	$ 7,280,831
State Street Navigator Securities Lending Portfolio II (f)(g)	11,654,151	11,654,151
TOTAL SHORT-TERM INVESTMENTS (Cost $18,934,982)		$ 18,934,982
TOTAL INVESTMENTS — 104.7% (Cost $230,069,895)		251,328,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(11,356,432)
NET ASSETS — 100.0%		$ 239,971,572
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$232,393,022	$—	$—	$232,393,022
Short-Term Investments	18,934,982	—	—	18,934,982
TOTAL INVESTMENTS	$251,328,004	$—	$—	$251,328,004

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	83,240	$ 3,485,259	$ 503,698	$ 495,982	$ 203	$ 3,952	83,404	$ 3,497,130	$ 182,121
SPDR Bloomberg 1-10 Year TIPS ETF	740,764	13,674,503	2,101,591	1,679,200	(43,988)	131,599	763,018	14,184,505	274,464
SPDR Bloomberg Emerging Markets Local Bond ETF	325,324	6,883,856	997,756	694,308	(18,818)	31,470	338,981	7,199,956	215,372
SPDR Bloomberg High Yield Bond ETF	50,020	4,603,341	2,601,927	4,776,631	(155,390)	85,814	24,903	2,359,061	117,060
SPDR Bloomberg International Corporate Bond ETF	244,384	6,935,618	809,133	853,964	(5,583)	361,897	242,135	7,247,101	96,590
SPDR Bloomberg International Treasury Bond ETF	507,878	11,452,649	6,185,536	10,714,541	(235,263)	589,652	313,979	7,278,033	72,515
SPDR Gold Shares	37,649	6,711,687	3,131,449	2,938,417	(213,407)	549,634	37,877	7,240,946	—
SPDR Portfolio Aggregate Bond ETF	270,297	6,857,435	20,533,846	11,288,443	(58,716)	596,623	649,015	16,640,745	226,116
SPDR Portfolio Developed World ex-U.S. ETF	1,116,902	36,343,991	7,547,830	8,351,598	501,079	1,189,479	1,094,701	37,230,781	380,320
SPDR Portfolio Emerging Markets ETF	462,602	15,904,257	6,798,033	1,959,511	(40,407)	630,382	602,450	21,332,754	326,699
SPDR Portfolio Europe ETF	384,632	14,812,178	2,741,323	17,370,706	1,273,915	(1,456,710)	—	—	—
SPDR Portfolio Intermediate Term Treasury ETF	—	—	5,915,133	197,932	1,021	186,786	206,758	5,905,008	37,050
SPDR Portfolio Long Term Treasury ETF	154,046	4,605,975	3,798,575	4,352,925	(665,475)	250,840	125,327	3,636,990	51,819
SPDR Portfolio S&P 600 Small Cap ETF	148,000	5,748,320	9,669,740	3,590,629	(62,192)	633,530	293,949	12,398,769	108,806
SPDR S&P 500 ETF Trust	125,343	55,562,045	27,890,529	27,775,979	2,389,988	1,660,396	125,659	59,726,979	436,976
SPDR S&P International Small Cap ETF	220,444	6,725,747	929,489	608,282	(8,408)	282,134	230,500	7,320,680	82,725
SPDR S&P MidCap 400 ETF Trust	9,792	4,689,487	614,610	708,718	152,853	118,557	9,592	4,866,789	33,511
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,331,839	10,331,839	16,883,998	19,935,006	—	—	7,280,831	7,280,831	373,146
State Street Navigator Securities Lending Portfolio II	41,508,999	41,508,999	973,495,590	1,003,350,438	—	—	11,654,151	11,654,151	160,935
The Communication Services Select Sector SPDR Fund	—	—	9,439,412	4,876,012	17,730	234,484	66,276	4,815,614	11,416
The Consumer Discretionary Select Sector SPDR Fund	28,532	4,845,019	2,543,790	7,177,879	(21,964)	(188,966)	—	—	8,266
The Energy Select Sector SPDR Fund	—	—	5,571,530	393,018	(10,286)	(440,908)	56,385	4,727,318	79,653
The Financial Select Sector SPDR Fund	—	—	2,277,038	2,449,648	184,007	1,312	338	12,709	61
The Health Care Select Sector SPDR Fund	35,191	4,670,901	—	4,583,236	(8,069)	(79,596)	—	—	—
The Industrial Select Sector SPDR Fund	44,587	4,785,077	2,656,602	7,267,828	83,647	(257,498)	—	—	18,918
The Technology Select Sector SPDR Fund	—	—	4,601,687	257,967	9,047	397,640	24,680	4,750,407	10,329
Total		$271,138,183	$1,120,239,845	$1,148,648,798	$3,065,524	$ 5,512,503		$251,307,257	$3,304,868
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 66.6%
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.43%, 2/4/2024	$ 1,000,000	$ 995,980
4.88%, 5/1/2025	5,000,000	4,977,300
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,665,000	1,700,032
RTX Corp. 5.75%, 11/8/2026	870,000	893,516
		8,566,828
AGRICULTURE — 0.5%
Imperial Brands Finance PLC 3.13%, 7/26/2024 (a)	408,000	401,354
Philip Morris International, Inc. 5.13%, 11/15/2024	2,500,000	2,495,325
		2,896,679
APPAREL — 0.1%
Tapestry, Inc. 7.05%, 11/27/2025	625,000	639,719
AUTO MANUFACTURERS — 5.7%
American Honda Finance Corp.:
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,053,490
SOFR + 0.92%, 6.29%, 1/12/2026 (b)	2,915,000	2,926,543
Daimler Truck Finance North America LLC:
5.15%, 1/16/2026 (a)	3,000,000	3,009,030
5.20%, 1/17/2025 (a)	1,500,000	1,499,340
SOFR + 0.75%, 6.17%, 12/13/2024 (a) (b)	1,000,000	998,990
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	1,680,000	1,615,942
5.58%, 3/18/2024	2,000,000	1,997,080
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,959,840
5.40%, 4/6/2026	925,000	931,410
Hyundai Capital America 0.80%, 1/8/2024 (a)	1,000,000	999,310
Mercedes-Benz Finance North America LLC:
5.50%, 11/27/2024 (a)	5,000,000	5,006,050
SOFR + 0.93%, 6.36%, 3/30/2025 (a) (b)	4,000,000	4,022,600
Nissan Motor Acceptance Co. LLC:
3 mo. USD Term SOFR + 0.90%, 6.28%, 3/8/2024 (a) (b)	1,000,000	999,360
6.95%, 9/15/2026 (a)	500,000	516,900
Security Description	Principal Amount	Value
Toyota Motor Credit Corp. SOFR + 0.56%, 5.93%, 1/10/2025 (b)	$ 3,335,000	$ 3,333,733
		32,869,618
BANKS — 21.1%
Bank of America Corp. Series MTN, SOFR + 0.67%, 1.84%, 2/4/2025 (b)	10,000,000	9,961,900
Bank of America NA SOFR + 0.78%, 6.18%, 8/18/2025 (b)	5,000,000	5,008,100
Barclays Bank PLC 3.75%, 5/15/2024	2,000,000	1,985,600
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	2,500,000	2,570,175
Citibank NA 5.86%, 9/29/2025	1,880,000	1,911,772
Citigroup, Inc.:
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	1,500,000	1,491,105
SOFR + 0.69%, 6.07%, 10/30/2024 (b)	7,000,000	6,996,500
Discover Bank 2.45%, 9/12/2024	2,000,000	1,949,920
Goldman Sachs Group, Inc.:
5.70%, 11/1/2024	5,000,000	5,012,450
SOFR + 0.49%, 5.87%, 10/21/2024 (b)	1,500,000	1,497,060
SOFR + 0.51%, 5.92%, 9/10/2024 (b)	5,000,000	4,992,200
HSBC Holdings PLC:
4.25%, 3/14/2024	1,000,000	995,800
SOFR + 1.43%, 6.85%, 3/10/2026 (b)	1,000,000	1,003,100
HSBC USA, Inc. 5.63%, 3/17/2025	3,000,000	3,016,470
Huntington Bancshares, Inc. 2.63%, 8/6/2024	7,333,000	7,190,960
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 0.58%, 0.97%, 6/23/2025 (b)	5,000,000	4,883,100
KeyBank NA:
4.15%, 8/8/2025	770,000	747,185
SOFR + 0.32%, 5.74%, 6/14/2024 (b)	1,000,000	992,210
Macquarie Group Ltd. SOFR + 0.71%, 6.08%, 10/14/2025 (a) (b)	1,000,000	993,250
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.70%, 4.79%, 7/18/2025 (b)	5,000,000	4,976,850
Morgan Stanley:
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	1,500,000	1,495,590

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.16%, 3.62%, 4/17/2025 (b)	$ 5,000,000	$ 4,969,700
Series F, 3.88%, 4/29/2024	4,000,000	3,976,840
Morgan Stanley Bank NA 5.88%, 10/30/2026	5,000,000	5,149,150
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,447,935
NatWest Markets PLC SOFR + 0.53%, 5.93%, 8/12/2024 (a) (b)	2,125,000	2,124,533
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.90%, 1/20/2026 (b)	500,000	495,720
Sumitomo Mitsui Financial Group, Inc.:
4.44%, 4/2/2024 (a)	5,000,000	4,982,500
SOFR + 1.43%, 6.80%, 1/13/2026 (b)	2,000,000	2,014,240
Sumitomo Mitsui Trust Bank Ltd.:
0.80%, 9/16/2024 (a)	2,500,000	2,419,400
SOFR + 0.44%, 5.86%, 9/16/2024 (a) (b)	1,500,000	1,497,210
Toronto-Dominion Bank:
Series MTN, SOFR + 0.35%, 5.77%, 9/10/2024 (b)	1,515,000	1,512,212
Series MTN, SOFR + 0.91%, 6.33%, 3/8/2024 (b)	2,000,000	2,000,640
Truist Bank SOFR + 0.20%, 5.57%, 1/17/2024 (b)	1,000,000	999,430
U.S. Bancorp Series MTN, 3.60%, 9/11/2024	10,000,000	9,861,700
UBS AG SOFR + 0.36%, 5.75%, 2/9/2024 (a) (b)	3,930,000	3,929,607
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	4,500,000	4,381,335
		121,433,449
BEVERAGES — 1.4%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	999,830
PepsiCo, Inc. SOFR + 0.40%, 5.80%, 11/12/2024 (b)	7,000,000	7,011,130
		8,010,960
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 5.51%, 3/2/2026	1,455,000	1,455,655
CHEMICALS — 0.6%
LyondellBasell Industries NV 5.75%, 4/15/2024	2,000,000	1,998,620
Security Description	Principal Amount	Value
Nutrien Ltd. 5.90%, 11/7/2024	$ 830,000	$ 832,199
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	866,644
		3,697,463
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	574,037
CONSTRUCTION MATERIALS — 0.6%
Vulcan Materials Co. 5.80%, 3/1/2026	3,330,000	3,332,098
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025	1,040,000	1,048,746
DIVERSIFIED FINANCIAL SERVICES — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027 (a)	915,000	947,528
Ally Financial, Inc. 5.13%, 9/30/2024	3,000,000	2,985,030
Charles Schwab Corp.:
0.75%, 3/18/2024	5,000,000	4,948,000
5.88%, 8/24/2026	7,000,000	7,178,990
Nasdaq, Inc. 5.65%, 6/28/2025	645,000	651,199
Stifel Financial Corp. 4.25%, 7/18/2024	1,000,000	990,250
Synchrony Financial:
4.25%, 8/15/2024	6,597,000	6,516,055
4.38%, 3/19/2024	8,805,000	8,768,459
		32,985,511
ELECTRIC — 4.8%
CenterPoint Energy, Inc. SOFR + 0.65%, 6.05%, 5/13/2024 (b)	750,000	750,067
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,234,050
Eversource Energy 4.20%, 6/27/2024	3,080,000	3,057,424
Jersey Central Power & Light Co. 4.70%, 4/1/2024 (a)	1,888,000	1,880,297
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.70%, 10/18/2024 (b)	2,500,000	2,498,125
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,239,112
5.75%, 9/1/2025	1,500,000	1,515,735
6.05%, 3/1/2025	875,000	882,884
SOFR + 1.02%, 6.45%, 3/21/2024 (b)	1,500,000	1,500,690

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co. SOFR + 0.83%, 6.27%, 4/1/2024 (b)	$ 640,000	$ 639,917
Southwestern Public Service Co. 3.30%, 6/15/2024	6,982,000	6,904,639
Tampa Electric Co. 3.88%, 7/12/2024	1,670,000	1,652,983
Virginia Electric & Power Co. 3.45%, 2/15/2024	4,015,000	3,998,739
		27,754,662
ELECTRONICS — 0.4%
Arrow Electronics, Inc. 6.13%, 3/1/2026	2,500,000	2,503,550
ENTERTAINMENT — 0.8%
Warnermedia Holdings, Inc.:
3.53%, 3/15/2024	2,000,000	1,988,540
3.64%, 3/15/2025	1,000,000	978,960
6.41%, 3/15/2026	1,630,000	1,631,255
		4,598,755
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,506,125
HEALTH CARE PRODUCTS — 0.3%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,000,000	1,000,600
Revvity, Inc. 0.85%, 9/15/2024	1,000,000	965,850
		1,966,450
INSURANCE — 2.3%
Athene Global Funding:
2.75%, 6/25/2024 (a)	4,060,000	3,989,316
SOFR + 0.70%, 6.11%, 5/24/2024 (a) (b)	1,000,000	999,060
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,531,375
Pacific Life Global Funding II SOFR + 0.62%, 6.03%, 6/4/2026 (a) (b)	4,168,000	4,136,448
Pricoa Global Funding I 2.40%, 9/23/2024 (a)	1,500,000	1,465,350
		13,121,549
INVESTMENT COMPANY SECURITY — 0.3%
ARES Capital Corp. 7.00%, 1/15/2027	500,000	514,745
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	967,750
		1,482,495
IT SERVICES — 0.3%
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,786,267
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	$ 2,500,000	$ 2,517,075
5.15%, 8/11/2025	3,500,000	3,526,040
		6,043,115
MACHINERY-DIVERSIFIED — 1.2%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,367,816
Series MTN, 4.05%, 9/8/2025	2,000,000	1,982,400
Series MTN, 4.80%, 1/9/2026	2,000,000	2,010,900
Series MTN, SOFR + 0.20%, 5.56%, 10/11/2024 (b)	1,500,000	1,498,140
		6,859,256
MEDIA — 0.2%
Discovery Communications LLC 3.80%, 3/13/2024	1,117,000	1,111,750
MINING — 1.6%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	4,021,720
Glencore Funding LLC 4.13%, 3/12/2024 (a)	5,000,000	4,977,800
		8,999,520
MISCELLANEOUS MANUFACTURER — 2.6%
Parker-Hannifin Corp. 3.65%, 6/15/2024	11,000,000	10,895,060
Siemens Financieringsmaatschappij NV:
SOFR + 0.43%, 5.85%, 3/11/2024 (a) (b)	1,000,000	1,000,060
6.13%, 8/17/2026 (a)	3,000,000	3,110,340
		15,005,460
OIL & GAS — 0.9%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	990,770
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	750,000	690,510
Occidental Petroleum Corp. 6.95%, 7/1/2024	2,500,000	2,513,725
Pioneer Natural Resources Co. 5.10%, 3/29/2026	795,000	800,565
		4,995,570
PACKAGING & CONTAINERS — 0.4%
Graphic Packaging International LLC 0.82%, 4/15/2024 (a)	1,000,000	985,540
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,414,463
		2,400,003

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.1%
Astrazeneca Finance LLC 0.70%, 5/28/2024	$ 2,000,000	$ 1,961,560
Cigna Group 5.69%, 3/15/2026	5,000,000	5,002,850
Eli Lilly & Co. 5.00%, 2/27/2026	1,555,000	1,555,715
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	2,240,000	2,234,893
Viatris, Inc. 1.65%, 6/22/2025	1,500,000	1,420,515
		12,175,533
PIPELINES — 1.4%
Enbridge, Inc.:
5.90%, 11/15/2026	1,085,000	1,114,176
5.97%, 3/8/2026	1,820,000	1,820,637
Energy Transfer LP 6.05%, 12/1/2026	2,000,000	2,056,180
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	1,000,000	1,001,930
Williams Cos., Inc. 4.55%, 6/24/2024	2,000,000	1,989,340
		7,982,263
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Realty Income Corp. 5.05%, 1/13/2026	1,115,000	1,114,443
RETAIL — 0.6%
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	2,000,000	1,988,940
Dollar General Corp. 4.25%, 9/20/2024	1,090,000	1,077,846
Genuine Parts Co. 1.75%, 2/1/2025	660,000	634,590
		3,701,376
SEMICONDUCTORS — 1.1%
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,606,348
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	750,000	748,372
		6,354,720
SOFTWARE — 2.5%
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,550,050
Microsoft Corp. 3.40%, 9/15/2026 (a)	2,250,000	2,192,895
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	10,000,000	9,937,000
		14,679,945
TELECOMMUNICATIONS — 2.1%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,483,110
Security Description	Principal Amount	Value
5.54%, 2/20/2026	$ 4,000,000	$ 4,002,840
NTT Finance Corp. 0.58%, 3/1/2024 (a)	2,000,000	1,984,400
Verizon Communications, Inc.:
4.13%, 3/16/2027	3,000,000	2,957,340
SOFR + 0.50%, 5.93%, 3/22/2024 (b)	1,500,000	1,500,405
		11,928,095
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,000,000	964,180
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	1,281,000	1,273,570
		2,237,750
TRUCKING & LEASING — 0.9%
GATX Corp. 4.35%, 2/15/2024	5,414,000	5,396,350
TOTAL CORPORATE BONDS & NOTES (Cost $383,343,979)		384,215,765
ASSET-BACKED SECURITIES — 8.7%
AUTOMOBILE — 5.6%
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	6,000,000	6,040,777
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.05%, 1/15/2026 (a)	10,000,000	9,974,710
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	10,000,000	9,954,990
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	6,500,000	6,540,489
		32,510,966
CREDIT CARD — 3.1%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	18,000,000	17,627,812
TOTAL ASSET-BACKED SECURITIES (Cost $49,617,016)		50,138,778
U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bills 5.27%, 1/25/2024 (d) (Cost $39,859,120)	40,000,000	39,865,005

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Notes:
4.00%, 6/30/2028	$ 6,746,000	$ 6,778,676
4.75%, 7/31/2025	24,254,100	24,365,897
5.00%, 9/30/2025	3,738,000	3,776,402
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,371,776)		74,785,980
MORTGAGE-BACKED SECURITIES — 1.8%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 6.91%, 7/15/2035 (a) (b)	2,870,000	2,852,618
CSMC Trust Capital Certificates Series 2019-ICE4, Class A, 1 mo. USD Term SOFR + 1.03%, 6.39%, 5/15/2036 (a) (b)	7,331,760	7,320,924
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,169,381)		10,173,542
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.2%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.26%, 4/15/2037 (a) (b)	1,800,000	1,770,586
BX Commercial Mortgage Trust Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.03%, 6.40%, 10/15/2036 (a) (b)	638,379	636,733
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 6.38%, 10/15/2036 (a) (b)	2,500,000	2,427,844
Cold Storage Trust:
Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.37%, 11/15/2037 (a) (b)	3,178,991	3,158,777
Series 2020-ICE5, Class B, 1 mo. USD Term SOFR + 1.41%, 6.77%, 11/15/2037 (a) (b)	4,914,953	4,856,034
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,973,067)		12,849,974

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (e) (f) (Cost $38,837,338)	38,837,338	$ 38,837,338
TOTAL INVESTMENTS — 99.0% (Cost $569,312,557)		571,001,377
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		5,502,943
NET ASSETS — 100.0%		$ 576,504,320
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(123)	03/28/2024	$(25,157,626)	$(25,327,429)	$(169,803)
5 Yr. U.S. Treasury Note Futures (long)	188	03/28/2024	19,947,094	20,449,040	501,946
					$ 332,143

During the period ended December 31, 2023, average notional value related to long futures contracts was $27,479,515 and short futures contracts was $7,006,414.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$384,215,765	$—	$384,215,765
Asset-Backed Securities	—	50,138,778	—	50,138,778
U.S. Treasury Obligations	—	74,785,980	—	74,785,980
Mortgage-Backed Securities	—	10,173,542	—	10,173,542
Commercial Mortgage Backed Securities	—	12,849,974	—	12,849,974
Short-Term Investment	38,837,338	—	—	38,837,338
TOTAL INVESTMENTS	$38,837,338	$532,164,039	$—	$571,001,377
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 501,946	$ —	$—	$ 501,946
Futures Contracts - Unrealized Depreciation	(169,803)	—	—	(169,803)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 332,143	$ —	$—	$ 332,143

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,808,408	$49,808,408	$360,887,436	$371,858,506	$—	$—	38,837,338	$38,837,338	$1,978,818
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 58.4%
AUSTRALIA — 0.6%
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	$ 9,000	$ 8,144
5.88%, 4/15/2030 (a)	78,000	77,338
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	126,000	126,569
		212,051
BRAZIL — 0.3%
Petrobras Global Finance BV 6.50%, 7/3/2033	105,000	106,293
CANADA — 2.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	20,000	18,745
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	7,000	6,810
Enbridge, Inc. 6.20%, 11/15/2030	140,000	149,838
Garda World Security Corp. 9.50%, 11/1/2027 (a)	33,000	33,291
Magna International, Inc. 5.98%, 3/21/2026	183,000	183,406
Nutrien Ltd.:
4.90%, 3/27/2028	73,000	73,769
5.80%, 3/27/2053	16,000	17,161
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	44,000	42,084
TransCanada PipeLines Ltd. 6.20%, 3/9/2026	219,000	218,963
		744,067
CHINA — 0.8%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	129,000	85,591
Li Auto, Inc. 0.25%, 5/1/2028	10,000	14,689
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	44,000	43,926
Prosus NV 4.19%, 1/19/2032 (a)	165,000	142,100
		286,306
DENMARK — 0.3%
AP Moller - Maersk AS 5.88%, 9/14/2033 (a)	100,000	104,085
FRANCE — 0.4%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	165,000	144,406
Security Description	Principal Amount	Value
GERMANY — 0.5%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	$ 90,000	$ 75,166
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	125,000	117,156
		192,322
HONG KONG — 0.1%
Seaspan Corp. 5.50%, 8/1/2029 (a)	50,000	41,901
IRELAND — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	90,000	78,377
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	165,000	166,828
		245,205
ITALY — 2.1%
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	165,000	163,263
1 yr. CMT + 3.90%, 7.78%, 6/20/2054 (a) (b)	200,000	207,838
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	406,000	418,882
		789,983
JAPAN — 0.4%
NTT Finance Corp. 4.14%, 7/26/2024 (a)	165,000	163,916
NETHERLANDS — 0.5%
ING Groep NV SOFR + 1.56%, 6.98%, 9/11/2027 (b)	200,000	200,606
SPAIN — 0.4%
Banco Santander SA VRN, 5 yr. USD ICE Swap + 4.99%, 7.50%, 2/8/2024 (b)	172,000	172,000
SWITZERLAND — 1.7%
Credit Suisse AG 4.75%, 8/9/2024	410,000	407,253
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	214,000	222,008
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a)	9,000	7,792
9.50%, 6/1/2028 (a)	21,000	17,766
		654,819
UNITED KINGDOM — 2.0%
Barclays PLC 5 yr. CMT + 3.41%, 4.38%, 3/15/2028 (b)	284,000	222,244
British Telecommunications PLC 9.63%, 12/15/2030	95,000	117,587

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HSBC Holdings PLC SOFR + 3.02%, 7.40%, 11/13/2034 (b)	$ 200,000	$ 219,580
Standard Chartered PLC 1 yr. CMT + 0.95%, 1.82%, 11/23/2025 (a) (b)	165,000	159,004
TechnipFMC PLC 6.50%, 2/1/2026 (a)	36,000	35,961
		754,376
UNITED STATES — 45.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	91,000	88,068
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	5,000	5,067
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	42,000	38,706
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	23,000	20,224
Ally Financial, Inc. SOFR + 2.82%, 6.85%, 1/3/2030 (b)	125,000	128,534
Amazon.com, Inc. 3.10%, 5/12/2051	85,000	63,531
AMC Networks, Inc. 4.25%, 2/15/2029	50,000	38,398
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	34,000	32,260
American Express Co. 5.85%, 11/5/2027	35,000	36,521
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (b)	17,000	16,804
American Tower Corp. 2.30%, 9/15/2031	145,000	120,070
Ameriprise Financial, Inc. 4.50%, 5/13/2032	44,000	43,693
Amgen, Inc. 4.20%, 3/1/2033	90,000	85,634
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	94,000	93,009
Apple, Inc. 4.00%, 5/10/2028	120,000	119,696
APX Group, Inc. 5.75%, 7/15/2029 (a)	55,000	51,345
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	27,000	23,538
Arcosa, Inc. 4.38%, 4/15/2029 (a)	24,000	22,347
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	31,000	27,900
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	17,000	15,464
Security Description	Principal Amount	Value
Artera Services LLC 9.03%, 12/4/2025 (a)	$ 27,000	$ 25,610
Arthur J Gallagher & Co. 6.50%, 2/15/2034	95,000	103,975
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	32,000	28,857
AT&T, Inc.:
3.55%, 9/15/2055	44,000	31,723
3.65%, 9/15/2059	56,000	40,220
3.80%, 12/1/2057	7,000	5,210
Avnet, Inc. 5.50%, 6/1/2032	42,000	41,676
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	153,000	138,162
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	95,000	75,376
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	130,000	135,755
Series MTN, SOFR + 1.33%, 6.77%, 4/2/2026 (b)	295,000	295,601
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	5,000	4,854
Beazer Homes USA, Inc. 5.88%, 10/15/2027	48,000	46,860
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	29,000	30,166
BGC Group, Inc. 4.38%, 12/15/2025	127,000	121,956
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	124,000	116,003
BlackRock, Inc. 2.10%, 2/25/2032	63,000	52,668
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	85,000	75,989
Blackstone Private Credit Fund:
2.35%, 11/22/2024	200,000	193,550
2.63%, 12/15/2026	131,000	118,702
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	130,000	119,079
2.85%, 9/30/2028	46,000	39,879
Block, Inc. 0.13%, 3/1/2025	20,000	19,572
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (a)	55,000	56,703
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	100,000	98,546
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	45,000	41,717
Boise Cascade Co. 4.88%, 7/1/2030 (a)	88,000	82,607
Booking Holdings, Inc. 0.75%, 5/1/2025	5,000	9,440

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	$ 23,000	$ 24,369
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	41,000	39,666
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	204,000	161,903
4.15%, 4/15/2032 (a)	116,000	109,477
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	52,000	46,829
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	17,000	16,423
California Resources Corp. 7.13%, 2/1/2026 (a)	99,000	100,537
Carpenter Technology Corp.:
6.38%, 7/15/2028	5,000	5,019
7.63%, 3/15/2030	39,000	40,367
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	24,000	19,686
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	85,000	83,642
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	96,000	83,870
4.50%, 8/15/2030 (a)	85,000	76,769
4.75%, 2/1/2032 (a)	130,000	114,626
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	16,768
Central Garden & Pet Co. 4.13%, 10/15/2030	84,000	76,442
Century Communities, Inc. 3.88%, 8/15/2029 (a)	32,000	28,949
Chord Energy Corp. 6.38%, 6/1/2026 (a)	46,000	46,101
Civitas Resources, Inc. 8.75%, 7/1/2031 (a)	44,000	46,748
Clarios Global LP/Clarios U.S. Finance Co. 8.50%, 5/15/2027 (a)	41,000	41,287
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	37,000	35,569
CMG Media Corp. 8.88%, 12/15/2027 (a)	22,000	17,394
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	43,000	38,099
CNX Resources Corp. 6.00%, 1/15/2029 (a)	90,000	86,494
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	24,000	22,060
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	48,000	39,935
3.63%, 10/1/2031 (a)	13,000	9,946
Comcast Corp. 2.99%, 11/1/2063	80,000	51,693
Security Description	Principal Amount	Value
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	$ 53,000	$ 45,855
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	58,000	53,399
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	29,000	23,985
Corporate Office Properties LP 2.75%, 4/15/2031	17,000	13,851
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	56,000	48,918
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	55,000	57,076
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	85,000	76,607
Crown Castle, Inc. 5.80%, 3/1/2034	50,000	51,791
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	48,000	32,423
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	27,000	25,079
8.50%, 1/15/2029 (a)	25,000	24,872
CVS Health Corp.:
5.25%, 2/21/2033	89,000	90,988
5.30%, 6/1/2033	80,000	82,117
CyberArk Software Ltd. Zero Coupon, 11/15/2024	11,000	15,578
Datadog, Inc. 0.13%, 6/15/2025	11,000	15,432
DaVita, Inc.:
3.75%, 2/15/2031 (a)	10,000	8,209
4.63%, 6/1/2030 (a)	45,000	39,339
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	87,000	82,454
Deluxe Corp. 8.00%, 6/1/2029 (a)	23,000	20,502
Diamondback Energy, Inc. 6.25%, 3/15/2033	85,000	90,999
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	68,000	63,851
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (b)	175,000	194,675
DISH DBS Corp. 5.88%, 11/15/2024	180,000	169,591
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	16,000	12,972
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	35,000	37,038
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	39,303
Eli Lilly & Co. 4.70%, 2/27/2033	73,000	74,917

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	$ 40,000	$ 39,516
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	5,000	5,014
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	36,000	33,490
Energy Transfer LP 6.40%, 12/1/2030	140,000	149,765
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	15,000	15,309
Enstar Group Ltd. 3.10%, 9/1/2031	22,000	17,958
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	65,632
Enviri Corp. 5.75%, 7/31/2027 (a)	36,000	33,407
EQM Midstream Partners LP 4.00%, 8/1/2024	82,000	81,235
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	40,000	42,582
Eversource Energy 4.75%, 5/15/2026	219,000	217,890
Exact Sciences Corp. 0.38%, 3/1/2028	11,000	10,328
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	37,000	36,747
Fidelity National Financial, Inc. 2.45%, 3/15/2031	34,000	28,191
Ford Motor Credit Co. LLC 5.58%, 3/18/2024	225,000	224,671
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	30,000	28,660
5.00%, 3/1/2028 (a)	56,000	53,665
Freedom Mortgage Corp. 7.63%, 5/1/2026 (a)	18,000	17,780
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (a)	76,000	67,954
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	22,000	19,490
Gap, Inc. 3.63%, 10/1/2029 (a)	61,000	52,115
Gartner, Inc. 3.63%, 6/15/2029 (a)	29,000	26,229
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	57,000	55,330
3.80%, 4/7/2025	215,000	210,683
5.00%, 4/9/2027	68,000	67,895
5.40%, 4/6/2026	125,000	125,866
Genworth Holdings, Inc. 6.50%, 6/15/2034	12,000	11,024
Security Description	Principal Amount	Value
Getty Images, Inc. 9.75%, 3/1/2027 (a)	$ 14,000	$ 14,089
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	41,000	41,428
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	33,000	30,330
Global Payments, Inc. 5.40%, 8/15/2032	35,000	35,368
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	28,000	20,531
Grand Canyon University 4.13%, 10/1/2024	60,000	57,049
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	17,000	14,667
Griffon Corp. 5.75%, 3/1/2028	34,000	33,424
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	41,000	34,442
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	25,000	22,022
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	32,000	29,248
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	49,072	46,329
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	69,000	72,428
HF Sinclair Corp. 5.00%, 2/1/2028 (a)	26,000	25,174
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	41,000	32,180
HSBC USA, Inc. 5.63%, 3/17/2025	378,000	380,075
HubSpot, Inc. 0.38%, 6/1/2025	5,000	10,381
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	44,000	34,681
Interface, Inc. 5.50%, 12/1/2028 (a)	43,000	39,947
International Business Machines Corp. 4.40%, 7/27/2032	80,000	78,657
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	150,000	141,672
ITT Holdings LLC 6.50%, 8/1/2029 (a)	17,000	15,029
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,235
Jackson Financial, Inc. 3.13%, 11/23/2031	180,000	151,153

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	$ 80,000	$ 62,077
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	110,000	108,778
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	60,000	62,050
KB Home:
4.00%, 6/15/2031	8,000	7,212
4.80%, 11/15/2029	89,000	85,338
Kinder Morgan, Inc. 4.80%, 2/1/2033	85,000	82,012
Kohl's Corp. 4.63%, 5/1/2031	46,000	36,343
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	6,000	5,586
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	100,000	66,074
4.57%, 2/1/2029 (a)	31,000	30,341
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	35,000	25,940
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	86,000	77,231
Lowe's Cos., Inc. 2.80%, 9/15/2041	95,000	69,336
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	47,000	45,066
M/I Homes, Inc. 4.95%, 2/1/2028	90,000	86,700
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	37,000	38,298
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	22,000	22,846
McCormick & Co., Inc. 4.95%, 4/15/2033	73,000	73,283
Medtronic Global Holdings SCA 4.25%, 3/30/2028	47,000	46,830
Micron Technology, Inc.:
3.37%, 11/1/2041	58,000	43,568
6.75%, 11/1/2029	80,000	86,458
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	13,000	12,650
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	28,000	19,878
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	34,000	30,139
MongoDB, Inc. 0.25%, 1/15/2026	6,000	11,859
Moody's Corp. 2.00%, 8/19/2031	56,000	46,542
Moog, Inc. 4.25%, 12/15/2027 (a)	90,000	85,369
Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	$ 140,000	$ 111,128
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	90,000	87,774
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	68,000	68,318
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	50,000	50,699
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	24,000	19,807
MPLX LP 4.95%, 9/1/2032	60,000	58,781
MSCI, Inc. 3.63%, 11/1/2031 (a)	25,000	22,041
Murphy Oil USA, Inc. 4.75%, 9/15/2029	61,000	57,929
Nationstar Mortgage Holdings, Inc. 5.00%, 2/1/2026 (a)	36,000	35,169
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	33,000	32,084
7.75%, 2/15/2029 (a)	15,000	15,057
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	9,000	8,601
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	95,000	70,717
4.13%, 10/1/2027 (a)	125,000	124,310
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	102,000	98,037
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	11,000	8,325
News Corp. 3.88%, 5/15/2029 (a)	84,000	77,660
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	50,000	49,564
6.05%, 3/1/2025	31,000	31,279
NFP Corp. 6.88%, 8/15/2028 (a)	40,000	40,687
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	28,000	26,917
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	33,000	33,161
Noble Finance II LLC 8.00%, 4/15/2030 (a)	77,000	80,361
Northern Oil & Gas, Inc. 8.75%, 6/15/2031 (a)	15,000	15,675
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	53,000	46,824
3.63%, 2/15/2031 (a)	44,000	37,849
5.25%, 6/15/2029 (a)	22,000	21,382
Oceaneering International, Inc. 6.00%, 2/1/2028	83,000	80,804

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028 (a)	$ 94,000	$ 92,833
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	25,000	25,435
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	17,000	16,576
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	24,000	22,378
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	42,000	38,418
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	63,000	61,544
PepsiCo, Inc. 4.20%, 7/18/2052	60,000	55,685
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	40,000	41,255
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	40,000	35,958
Pike Corp. 5.50%, 9/1/2028 (a)	24,000	22,862
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	50,000	42,746
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	19,000	19,294
Presidio Holdings, Inc. 8.25%, 2/1/2028 (a)	24,000	24,186
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	45,000	44,872
Public Storage Operating Co. 2.25%, 11/9/2031	44,000	37,604
QUALCOMM, Inc. 5.40%, 5/20/2033	130,000	140,429
Rand Parent LLC 8.50%, 2/15/2030 (a)	39,000	37,302
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (a)	38,000	29,554
Republic Services, Inc. 5.00%, 4/1/2034	21,000	21,504
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	62,000	59,362
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	7,000	6,894
5.50%, 4/1/2028 (a)	10,000	9,868
7.50%, 10/15/2027	7,000	7,389
11.63%, 8/15/2027 (a)	125,000	136,445
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	23,000	20,909
11.25%, 12/15/2027 (a)	32,000	31,345
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	110,000	100,877
Security Description	Principal Amount	Value
Seagate HDD Cayman:
8.50%, 7/15/2031 (a)	$ 61,000	$ 66,314
9.63%, 12/1/2032	35,000	40,017
Sempra 3.70%, 4/1/2029	22,000	20,955
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	40,000	37,908
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	46,000	34,423
SM Energy Co. 6.63%, 1/15/2027	5,000	4,994
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	59,000	58,247
Southern Co. 5.15%, 10/6/2025	175,000	175,504
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	31,000	30,673
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	18,000	15,461
4.38%, 7/15/2030 (a)	50,000	45,876
5.00%, 2/15/2027 (a)	13,000	12,677
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	145,000	137,032
Steelcase, Inc. 5.13%, 1/18/2029	87,000	82,371
Stem, Inc. 0.50%, 12/1/2028 (a)	176,000	90,981
StoneMor, Inc. 8.50%, 5/15/2029 (a)	10,000	7,851
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	46,000	41,455
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	71,000	66,261
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	151,000	152,214
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	84,000	89,222
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	58,000	55,014
6.00%, 3/1/2027 (a)	5,000	4,911
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	66,000	66,593
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	12,000	10,128
4.00%, 4/15/2029 (a)	54,000	48,963
Tenneco, Inc. 8.00%, 11/17/2028 (a)	26,000	22,227
Texas Instruments, Inc. 4.90%, 3/14/2033	94,000	97,584
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	45,000	40,158

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Titan International, Inc. 7.00%, 4/30/2028	$ 39,000	$ 39,051
T-Mobile USA, Inc. 4.80%, 7/15/2028	146,000	147,169
TMS International Corp. 6.25%, 4/15/2029 (a)	17,000	14,198
TopBuild Corp. 3.63%, 3/15/2029 (a)	63,000	57,034
TransDigm, Inc.:
6.88%, 12/15/2030 (a)	63,000	64,867
7.13%, 12/1/2031 (a)	35,000	36,749
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	94,000	93,414
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	68,000	60,946
Tronox, Inc. 4.63%, 3/15/2029 (a)	56,000	49,576
U.S. Cellular Corp. 6.70%, 12/15/2033	38,000	38,733
Unisys Corp. 6.88%, 11/1/2027 (a)	49,000	44,157
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%, 4/15/2029	26,526	26,808
Series 2020-1, Class B, 4.88%, 7/15/2027	93,632	90,883
United Parcel Service, Inc. 4.88%, 3/3/2033	104,000	107,984
UnitedHealth Group, Inc. 5.88%, 2/15/2053	85,000	96,257
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	47,000	44,206
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	50,000	49,554
Valaris Ltd. 8.38%, 4/30/2030 (a)	54,000	55,252
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	23,000	18,931
Verizon Communications, Inc.:
2.10%, 3/22/2028	136,000	122,949
2.85%, 9/3/2041	24,000	17,764
3.55%, 3/22/2051	61,000	47,061
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	51,000	42,628
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	26,000	24,113
5.00%, 7/31/2027 (a)	105,000	102,242
VMware LLC 4.50%, 5/15/2025	240,000	237,689
Vornado Realty LP 3.40%, 6/1/2031	55,000	42,642
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	58,000	58,045
Security Description	Principal Amount	Value
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	$ 45,000	$ 43,676
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	16,000	15,427
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	17,000	17,000
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	26,000	27,103
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	37,000	34,866
Wells Fargo & Co.:
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	150,000	158,236
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	73,000	73,261
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	7,000	7,276
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,430
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	26,000	25,224
World Acceptance Corp. 7.00%, 11/1/2026 (a)	16,000	14,475
WW International, Inc. 4.50%, 4/15/2029 (a)	56,000	37,040
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	65,000	58,664
XPO CNW, Inc. 6.70%, 5/1/2034	39,000	40,114
XPO, Inc. 7.13%, 6/1/2031 (a)	101,000	104,867
		17,321,562
TOTAL CORPORATE BONDS & NOTES (Cost $21,980,338)		22,133,898
ASSET-BACKED SECURITIES — 11.9%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 7.31%, 1/15/2032 (a) (b)	250,000	248,550
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3 mo. USD Term SOFR + 1.40%, 6.80%, 7/15/2032 (a) (b)	250,000	249,751
Ballyrock CLO Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.26%, 6.68%, 4/20/2031 (a) (b)	211,605	211,182
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 7.76%, 1/15/2031 (a) (b)	255,000	254,218

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Clover CLO LLC Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.96%, 7.38%, 4/20/2032 (a) (b)	$ 320,000	$ 319,008
Elmwood CLO V Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.41%, 6.83%, 10/20/2034 (a) (b)	250,000	248,900
Generate CLO 2 Ltd. Series 2A, Class BR, 3 mo. USD Term SOFR + 1.71%, 7.12%, 1/22/2031 (a) (b)	250,000	247,975
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 6.67%, 4/26/2031 (a) (b)	249,660	249,035
Hayfin U.S. XII Ltd. Series 2018-8A, Class B, ABS, 3 mo. USD Term SOFR + 1.74%, 7.16%, 4/20/2031 (a) (b)	250,000	247,875
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.862%, 7.28%, 7/20/2031 (a) (b)	250,000	248,625
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 3 mo. USD Term SOFR + 1.26%, 6.67%, 7/21/2030 (a) (b)	239,343	239,223
OHA Credit Funding 6 Ltd. Series 2020-6A, Class AR, 3 mo. USD Term SOFR + 1.40%, 6.82%, 7/20/2034 (a) (b)	250,000	249,997
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	523,651	503,731
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3 mo. USD Term SOFR + 1.96%, 7.37%, 10/22/2030 (a) (b)	250,000	249,225
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 7.92%, 4/20/2036 (a) (b)	250,000	250,358
Sounds Point CLO IV-R Ltd. Series 2013-3RA, Class A, 3 mo. USD Term SOFR + 1.41%, 6.81%, 4/18/2031 (a) (b)	250,000	249,514
THL Credit Wind River CLO Ltd. Series 2017-4A, Class B, 3 mo. USD Term SOFR + 1.71%, 7.08%, 11/20/2030 (a) (b)	250,000	248,425
TOTAL ASSET-BACKED SECURITIES (Cost $4,484,942)		4,515,592

Security Description	Shares	Value
CONVERTIBLE BONDS — 0.5%
UNITED STATES — 0.5%
Cloudflare, Inc. 8/15/2026	36,000	$ 32,532
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	20,000	20,352
Liberty TripAdvisor Holdings, Inc. 0.50%, 6/30/2051 (a)	30,000	26,236
Northern Oil & Gas, Inc. 3.63%, 4/15/2029	55,000	64,829
Royal Caribbean Cruises Ltd. 6.00%, 8/15/2025	5,000	13,321
Zscaler, Inc. 0.13%, 7/1/2025	10,000	15,181
		172,451
TOTAL CONVERTIBLE BONDS (Cost $166,427)		172,451
	Principal Amount
SENIOR FLOATING RATE LOANS — 18.1%
ADVERTISING SERVICES — 0.4%
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.95%, 12/17/2026 (b)	$ 146,231	135,995
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 3.25%, 8.60%, 2/14/2031 (b)	40,000	40,227
AIR FREIGHT & LOGISTICS — 0.2%
Rand Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.61%, 3/17/2030 (b)	95,280	95,101
AIRLINES — 1.2%
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.43%, 4/20/2028 (b)	99,000	101,854
2023 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.87%, 6/4/2029 (b)	115,000	115,391
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.17%, 10/20/2027 (b)	86,400	88,605

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.22%, 4/21/2028 (b)	$ 130,868	$ 131,522
		437,372
AUTO PARTS & EQUIPMENT — 0.6%
First Brands Group LLC:
2021 Term Loan, 6 mo. USD Term SOFR + 5.00%, 10.88%, 3/30/2027 (b)	63,708	63,310
2022 Incremental Term Loan, 6 mo. USD Term SOFR + 5.00%, 10.88%, 3/30/2027 (b)	49,291	49,013
Wheel Pros LLC, 2023 FILO Term Loan (c)	94,000	101,262
		213,585
BROADCAST SERV/PROGRAM — 0.8%
EW Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 8.03%, 5/1/2026 (b)	322,201	321,698
BUILDING PRODUCTS — 0.2%
ACProducts, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.86%, 5/17/2028 (b)	57	51
Emrld Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.36%, 5/31/2030 (b)	45,803	46,017
Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.95%, 4/29/2029 (b)	30,613	30,367
		76,435
CHEMICALS — 0.8%
Aruba Investments, Inc., 2020 USD Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.46%, 11/24/2027 (b)	128,684	127,276
LSF11 A5 Holdco LLC, Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.97%, 10/15/2028 (b)	109,536	109,948
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.36%, 11/9/2028 (b)	54,500	54,466
		291,690
COMMERCIAL SERVICES — 1.8%
Albion Financing 3 Sarl, USD Term Loan, 3 mo. USD LIBOR + 5.25%, 10.92%, 8/17/2026 (b)	103,834	104,629
Security Description	Principal Amount	Value
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (b)	$ 23,431	$ 22,865
GTCR W Merger Sub LLC, USD Term Loan B (c)	266,000	267,496
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.500%, 8.86%, 2/8/2028 (b)	37,905	37,952
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.38%, 3/12/2029 (b)	94,000	94,118
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.51%, 4/11/2029 (b)	129,674	118,796
Prime Security Services Borrower LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/14/2030 (b)	23,028	23,123
		668,979
COMMERCIAL SERVICES & SUPPLIES — 0.4%
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.11%, 7/28/2028 (b)	156,607	156,656
COMMUNICATIONS EQUIPMENT — 0.4%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.72%, 4/6/2026 (b)	182,156	163,372
COMPUTERS — 0.7%
Genuine Financial Holdings LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.36%, 9/27/2030 (b)	120,697	120,590
NCR Atleos LLC, Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.21%, 3/27/2029 (b)	139,000	138,739
		259,329
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.47%, 8/4/2027 (b)	116,146	116,448

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Paysafe Holdings Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.22%, 6/28/2028 (b)	$ 156,460	$ 156,297
ENERGY-ALTERNATE SOURCES — 0.2%
Array Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.93%, 10/14/2027 (b)	87,177	87,245
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.36%, 9/29/2028 (b)	62,842	62,921
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Agiliti Health, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.39%, 5/1/2030 (b)	156,132	156,278
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.71%, 11/8/2027 (b)	17,890	17,952
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.61%, 9/29/2028 (b)	293,250	294,049
LifePoint Health, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.17%, 11/16/2028 (b)	120,000	119,865
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/23/2028 (b)	55,107	55,448
		643,592
HOTELS, RESTAURANTS & LEISURE — 0.5%
19th Holdings Golf LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.35%, 8.70%, 2/7/2029 (b)	154,432	153,660
Caesars Entertainment Corp., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 2/6/2030 (b)	44,663	44,840
		198,500
INSURANCE — 0.9%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/24/2028 (b)	218,390	219,330
Security Description	Principal Amount	Value
USI, Inc.:
2023 Acquisition Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.60%, 9/27/2030 (b)	$ 21,945	$ 22,007
2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.35%, 11/22/2029 (b)	98,753	99,069
		340,406
INTERNET & TELECOM — 0.3%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 12/6/2027 (b)	102,362	100,407
Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.13%, 3/3/2030 (b)	32,426	32,558
		132,965
LEISURE INDUSTRY — 0.4%
Carnival Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.36%, 8/8/2027 (b)	140,295	140,821
MACHINERY-CONSTRUCTION & MINING — 0.2%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.14%, 8/21/2026 (b)	84,547	83,825
MEDIA — 0.6%
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.65%, 8/2/2027 (b)	112,717	112,922
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.61%, 5/3/2028 (b)	108,455	106,828
		219,750
MISCELLANEOUS MANUFACTUR — 0.2%
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.50%, 7.96%, 3/31/2027 (b)	75,946	76,163
PHARMACEUTICALS — 0.7%
IVC Acquisition Ltd, 2023 USD Term Loan B (c)	78,000	78,422
Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.97%, 5/5/2028 (b)	92,214	92,809
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.47%, 6/2/2028 (b)	112,394	112,816
		284,047

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PROFESSIONAL SERVICES — 0.2%
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.72%, 8/31/2028 (b)	$ 73,896	$ 74,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Altar Bidco, Inc., 2021 Term Loan, 12 mo. USD Term SOFR + 3.10%, 8.28%, 2/1/2029 (b)	130,674	130,688
SOFTWARE — 2.2%
Camelot U.S. Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/30/2026 (b)	111,798	112,092
Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.41%, 7/14/2026 (b)	60,536	60,804
Dun & Bradstreet Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.21%, 2/6/2026 (b)	125,017	125,427
Open Text Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.21%, 1/31/2030 (b)	173,363	173,971
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.11%, 10/28/2030 (b)	143,125	144,183
Sabre Global, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.97%, 12/17/2027 (b)	45,101	39,667
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.97%, 12/17/2027 (b)	70,658	62,144
Ultimate Software Group, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.76%, 5/4/2026 (b)	129,677	130,194
		848,482
SPECIALTY RETAIL — 0.9%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.86%, 4/15/2028 (b)	125,795	104,913
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/11/2028 (b)	219,752	217,664
		322,577
Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc., Term Loan, 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (b)	$ 98,832	$ 97,087
TOTAL SENIOR FLOATING RATE LOANS (Cost $6,899,770)		6,876,275
	Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.5%
UNITED STATES — 4.5%
SPDR Blackstone Senior Loan ETF (d)	40,506	1,698,417
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,687,776)		1,698,417
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $99,000)	$ 100,000	82,362
	Shares
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (e) (f) (Cost $1,564,328)	1,564,328	1,564,328
TOTAL INVESTMENTS — 97.7% (Cost $36,882,581)		37,043,323
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		867,874
NET ASSETS — 100.0%		$ 37,911,197

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond Futures (long)	9	03/19/2024	$1,047,407	$1,124,438	$ 77,031
10 Yr. U.S. Treasury Ultra Futures (long)	27	03/19/2024	3,065,066	3,186,422	121,355
2 Yr. U.S. Treasury Note Futures (long)	10	03/28/2024	2,041,057	2,059,141	18,084
Ultra U.S. Treasury Bond Futures (long)	10	03/19/2024	1,225,925	1,335,937	110,013
5 Yr. U.S. Treasury Note Futures (long)	23	03/28/2024	2,482,097	2,501,634	19,537
					$346,020

During the period ended December 31, 2023, average notional value related to futures contracts was $9,623,751.
Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
LCH Limited	$440	Pays/Annually	1 month SOFR	2.94%	01/18/53	$ 31,954	$—	$ 31,954
LCH Limited	1,870	Receives/Annually	1 month SOFR	3.36%	01/18/28	(17,221)	—	(17,221)
								$ 14,733

During the period ended December 31, 2023, average notional value related to swap contracts was $3,102,143.
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$22,133,898	$—	$22,133,898
Asset-Backed Securities	—	4,515,592	—	4,515,592
Commercial Mortgage Backed Securities	—	82,362	—	82,362
Convertible Bonds	—	172,451	—	172,451
Mutual Funds and Exchange Traded Products	1,698,417	—	—	1,698,417
Senior Floating Rate Loans	—	6,876,275	—	6,876,275
Short-Term Investment	1,564,328	—	—	1,564,328
TOTAL INVESTMENTS	$3,262,745	$33,780,578	$—	$37,043,323
OTHER FINANCIAL INSTRUMENTS:
Centrally Cleared IRS Swap Agreements - Unrealized Appreciation	$ —	$ 31,954	$—	$ 31,954
Centrally Cleared IRS Swap Agreements - Unrealized Depreciation	—	(17,221)	—	(17,221)
Futures Contracts - Unrealized Appreciation	346,020	—	—	346,020
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 346,020	$ 14,733	$—	$ 360,753

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	23,140	$ 968,872	$ 727,005	$ —	$—	$2,540	40,506	$1,698,417	$ 73,310
State Street Institutional U.S. Government Money Market Fund, Class G Shares	585,448	585,448	8,673,574	7,694,694	—	—	1,564,328	1,564,328	40,887
Total		$1,554,320	$9,400,579	$7,694,694	$—	$2,540		$3,262,745	$114,197
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 2.0%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$ 500,000	$ 502,232
Southeast Energy Authority A Cooperative District Revenue, AL Series B, 4.00%, 12/1/2051 (a)	500,000	499,127
		1,001,359
ARIZONA — 1.1%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	87,053
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	454,393
		541,446
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	524,958
CALIFORNIA — 7.7%
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2036 (c)	320,000	217,528
California Community Choice Financing Authority Revenue, CA Series E-1, 5.00%, 2/1/2054 (a)	500,000	539,775
California Housing Finance Agency Revenue, CA Series 2021-1, Class A, 3.50%, 11/20/2035	172,362	167,807
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	363,521
City of Long Beach Marina System Revenue, CA 5.00%, 5/15/2040	750,000	755,392
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	540,000	484,135
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	210,000	217,846
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	270,611
Palomar Health, General Obligation, CA Series A, AGC, Zero Coupon, 8/1/2027 (c)	100,000	89,725
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	$ 175,000	$ 188,198
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	595,000	525,012
		3,819,550
COLORADO — 3.2%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	411,121
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	202,859
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	412,718
Park Creek Metropolitan District Revenue, CO Series A, 5.00%, 12/1/2024	575,000	581,810
		1,608,508
CONNECTICUT — 1.7%
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	131,244
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	693,786
		825,030
DISTRICT OF COLUMBIA — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	307,159
FLORIDA — 4.6%
City of Gainesville Utilities System Revenue, FL Series B, 4.15%, 10/1/2042 (a)	300,000	300,000
County of Miami-Dade Aviation Revenue, FL Series A, AMT, 5.00%, 10/1/2029	210,000	211,002
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	375,000	410,368
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	497,754
Florida Development Finance Corp. Revenue, FL:
6.13%, 7/1/2032 (a) (b)	300,000	302,370
Series A, 8.00%, 7/1/2057 (a) (b)	540,000	551,213
		2,272,707

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 2.6%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	$ 600,000	$ 645,725
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	619,033
		1,264,758
GUAM — 0.6%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	322,638
HAWAII — 1.9%
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	905,000	937,626
ILLINOIS — 9.2%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	314,807
Series A, 5.00%, 12/1/2036	300,000	312,537
Chicago O'Hare International Airport Revenue, IL:
5.00%, 1/1/2038	250,000	277,489
Series B, 5.00%, 1/1/2029	160,000	162,720
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	230,000	251,987
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2036	900,000	904,293
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	381,578
Northern Illinois University Revenue, IL Series B, BAM, 4.00%, 4/1/2037 (c)	345,000	353,596
State of Illinois Sales Tax Revenue, IL Series C, 5.00%, 6/15/2026	565,000	587,542
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	99,687
Series A, 4.00%, 3/1/2038	730,000	739,835
Series A, 5.00%, 12/1/2031	150,000	159,752
		4,545,823
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	202,541
KANSAS — 0.6%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	290,332
Security Description	Principal Amount	Value
KENTUCKY — 0.9%
Kentucky Economic Development Finance Authority Revenue, KY Series A, 4.25%, 7/1/2035	$ 450,000	$ 452,075
LOUISIANA — 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	257,922
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	255,740
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	326,273
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2039	800,000	904,534
		1,744,469
MARYLAND — 1.0%
State of Maryland Department of Transportation Revenue, MD:
Series B, AMT, 5.00%, 8/1/2030	200,000	221,318
Series B, AMT, 5.00%, 8/1/2031	250,000	278,744
		500,062
MICHIGAN — 5.5%
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	110,000	120,843
5.50%, 12/1/2026	700,000	724,565
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	773,895
Southfield Public Schools, General Obligation, MI 5.00%, 5/1/2046	1,000,000	1,105,625
		2,724,928
MINNESOTA — 1.0%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	380,000	364,521
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2035	100,000	111,170
		475,691
MISSOURI — 3.4%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2036	600,000	604,169
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	113,027

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	$ 1,000,000	$ 952,876
		1,670,072
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	291,518
NEVADA — 1.0%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	506,302
NEW JERSEY — 3.7%
New Jersey Economic Development Authority Revenue, NJ 5.00%, 6/15/2031	1,000,000	1,124,781
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, 5.00%, 6/15/2025	245,000	252,504
Series BB, 5.00%, 6/15/2040	380,000	432,751
		1,810,036
NEW MEXICO — 2.0%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	1,009,023
NEW YORK — 5.0%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	1,020,000	1,080,024
New York City Industrial Development Agency Revenue, NY Series A, AGM, 3.00%, 3/1/2036 (c)	795,000	743,165
New York State Dormitory Authority Revenue, NY Series B, 5.00%, 2/15/2034	300,000	305,383
New York Transportation Development Corp. Revenue, NY 6.00%, 4/1/2035	250,000	278,499
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	85,000	88,546
		2,495,617
NORTH CAROLINA — 0.5%
City of Raleigh, Certificate Participation, NC 4.50%, 2/1/2034 (a)	230,000	230,000
OHIO — 1.1%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	559,248
Security Description	Principal Amount	Value
OKLAHOMA — 1.6%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	$ 500,000	$ 516,868
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	294,479
		811,347
OREGON — 3.6%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	1,004,688
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, 5.00%, 6/15/2038	695,000	765,826
		1,770,514
PENNSYLVANIA — 5.9%
City of Philadelphia Airport Revenue, PA Series B, AMT, 5.00%, 7/1/2032	750,000	791,120
Commonwealth Financing Authority Revenue, PA AGM, 4.00%, 6/1/2039 (c)	550,000	554,021
Pennsylvania Economic Development Financing Authority Revenue, PA Series A, 5.00%, 2/1/2025	100,000	101,002
Pennsylvania State University Revenue, PA Series B, 5.00%, 9/1/2033	600,000	635,033
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.00%, 12/1/2031	800,000	828,612
		2,909,788
TENNESSEE — 2.0%
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030	530,000	491,032
Tennergy Corp. Revenue, TN Series A, 5.00%, 2/1/2050 (a)	500,000	504,347
		995,379
TEXAS — 6.9%
Austin Independent School District, General Obligation, TX 5.00%, 8/1/2036	500,000	594,588
Central Texas Turnpike System Revenue, TX Series B, 5.00%, 8/15/2037	525,000	529,091
Forney Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2039 (c)	425,000	479,846

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Harris County-Houston Sports Authority Revenue, TX Series A, 5.00%, 11/15/2029	$ 505,000	$ 511,377
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	332,638
Plano Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2027 (c)	215,000	225,087
Texas Municipal Power Agency Revenue, TX AGM, 3.00%, 9/1/2039 (c)	250,000	219,781
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX 5.50%, 12/31/2058	500,000	542,221
		3,434,629
UTAH — 3.8%
City of Salt Lake City Airport Revenue, UT Series A, 5.25%, 7/1/2038	375,000	423,083
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	782,427
Vineyard Redevelopment Agency, Special Obligation, UT:
AGM, 5.00%, 5/1/2024 (c)	350,000	352,187
AGM, 5.00%, 5/1/2027 (c)	325,000	348,605
		1,906,302
VIRGINIA — 1.8%
Isle of Wight County Economic Development Authority Revenue, VA 5.25%, 7/1/2048	345,000	379,717
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	125,000	135,370
AMT, 5.00%, 12/31/2039	355,000	384,450
		899,537
WASHINGTON — 4.4%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2039	300,000	347,704
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	753,384
State of Washington, General Obligation, WA:
Series D, 5.00%, 2/1/2036	700,000	701,586
Series 2017-A, 5.00%, 8/1/2029	150,000	158,676
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	204,518
		2,165,868
Security Description	Principal Amount	Value
WISCONSIN — 2.4%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	$ 250,000	$ 234,488
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	378,697
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	700,000	564,959
		1,178,144
TOTAL MUNICIPAL BONDS & NOTES (Cost $49,678,863)		49,004,984
	Shares
SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (e) (f) (Cost $8,206)	8,206	8,206
TOTAL INVESTMENTS — 98.9% (Cost $49,687,069)		49,013,190
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		541,240
NET ASSETS — 100.0%		$ 49,554,430
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.8%
Permanent School Fund Guaranteed	1.5%
Build America Mutual Assurance Company	0.7%
Assured Guaranty Corp.	0.2%
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
AMT	Alternative Minimum Tax

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$49,004,984	$—	$49,004,984
Short-Term Investment	8,206	—	—	8,206
TOTAL INVESTMENTS	$8,206	$49,004,984	$—	$49,013,190

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	167,594	$167,594	$10,424,487	$10,583,875	$—	$—	8,206	$8,206	$15,834
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 2.4%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$ 600,000	$ 662,876
West Jefferson Industrial Development Board Revenue, AL 4.48%, 12/1/2038 (a)	320,000	320,000
		982,876
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2030	215,000	232,584
CALIFORNIA — 5.4%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	600,000	646,443
Compton Unified School District, General Obligation, CA Series B, BAM, 4.00%, 6/1/2032 (b)	175,000	181,776
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	155,906
Los Angeles Department of Water & Power Revenue, CA Series E, 5.00%, 7/1/2039	600,000	603,805
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2052	200,000	205,263
San Francisco Unified School District, General Obligation, CA 4.00%, 6/15/2026	185,000	191,452
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	187,364
		2,172,009
COLORADO — 1.3%
Regional Transportation District Revenue, CO Series A, 5.00%, 7/15/2027	500,000	525,303
CONNECTICUT — 5.5%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series L, 5.00%, 7/1/2047	600,000	646,589
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	477,520
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	693,786
Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, 5.00%, 4/15/2026	$ 380,000	$ 400,234
		2,218,129
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	180,351
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC Series A, AMT, 5.00%, 8/31/2026	700,000	730,301
FLORIDA — 7.5%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2025	290,000	300,920
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	232,187
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2037	560,000	564,985
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2034	385,000	409,333
Series A, 4.00%, 6/15/2042	500,000	462,114
Series A, 8.00%, 7/1/2057 (a) (c)	300,000	306,230
Miami-Dade County Expressway Authority Revenue, FL Series A, 5.00%, 7/1/2025	100,000	100,841
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	150,000	163,831
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	103,253
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	189,639
4.20%, 5/1/2037	200,000	183,460
		3,016,793
IDAHO — 2.5%
Idaho Housing & Finance Association Revenue, ID Series A, 4.00%, 8/15/2048	1,000,000	1,001,392
ILLINOIS — 5.5%
Chicago O'Hare International Airport Revenue, IL:
5.00%, 1/1/2038	250,000	277,489
Series C, AMT, 5.00%, 1/1/2034	400,000	450,330
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	275,000	301,875
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2036	270,000	308,555

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Illinois State Toll Highway Authority Revenue, IL:
Series B, 5.00%, 1/1/2036	$ 600,000	$ 602,862
Series B, 5.00%, 1/1/2027	140,000	150,003
State of Illinois, General Obligation, IL 5.50%, 1/1/2028	130,000	142,396
		2,233,510
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	303,811
MARYLAND — 2.6%
Maryland Economic Development Corp. Revenue, MD Series B, AMT, 5.00%, 12/31/2036	425,000	455,621
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2027	400,000	436,564
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	163,029
		1,055,214
MASSACHUSETTS — 0.7%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	250,000	271,149
MICHIGAN — 1.9%
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	773,895
MINNESOTA — 2.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN Series A, 5.00%, 11/15/2026	435,000	461,917
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, AMT, 5.00%, 1/1/2034	300,000	337,747
		799,664
MONTANA — 0.5%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	206,965
NEVADA — 1.3%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	506,302
Security Description	Principal Amount	Value
NEW JERSEY — 3.4%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	$ 160,000	$ 157,690
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	201,519
Series QQQ, 5.00%, 6/15/2033	275,000	313,820
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	353,422
State of New Jersey, General Obligation, NJ Series A, 5.00%, 6/1/2027	330,000	356,860
		1,383,311
NEW YORK — 12.3%
City of New York, General Obligation, NY:
Series E1, 5.00%, 4/1/2039	300,000	347,912
Series A, 5.00%, 8/1/2025	105,000	108,830
Series A-1, 5.00%, 9/1/2034	400,000	478,940
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 5.00%, 2/15/2030	300,000	320,621
Metropolitan Transportation Authority Revenue, NY:
Series E, 3.50%, 11/15/2032	230,000	227,863
Series A, 5.00%, 11/15/2037	575,000	658,736
New York City Health & Hospitals Corp. Revenue, NY Series A, 5.00%, 2/15/2039	180,000	198,140
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, 5.00%, 7/15/2038	475,000	521,815
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 5.00%, 11/1/2026	880,000	940,495
Series F-1, 5.00%, 11/1/2034	250,000	293,949
New York Transportation Development Corp. Revenue, NY:
AMT, 5.00%, 12/1/2036	250,000	274,844
AMT, 5.00%, 12/1/2037	300,000	326,572
6.00%, 4/1/2035	250,000	278,499
		4,977,216
NORTH CAROLINA — 0.9%
County of Durham Revenue, NC Series A, 5.00%, 6/1/2042	320,000	364,963
OKLAHOMA — 3.0%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	213,008

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2039	$ 700,000	$ 703,102
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	100,297
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	210,773
		1,227,180
OREGON — 3.7%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	745,000	811,855
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (c)	650,000	702,115
		1,513,970
PENNSYLVANIA — 6.0%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-2, 4.00%, 5/15/2053	250,000	243,964
Series A-2, 4.60%, 10/1/2046 (a)	750,000	757,936
Pennsylvania Turnpike Commission Revenue, PA:
5.00%, 6/1/2027	500,000	518,500
Series E, 6.00%, 12/1/2030 (a)	820,000	923,216
		2,443,616
TENNESSEE — 0.6%
Tennessee Housing Development Agency Revenue, TN Series 2A, 4.15%, 7/1/2038	250,000	258,503
TEXAS — 10.6%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2029	425,000	484,362
City of Dallas, General Obligation, TX AGM, 3.13%, 2/15/2035 (b)	950,000	926,699
City of Garland Electric Utility System Revenue, TX 5.00%, 3/1/2024	300,000	300,875
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2034	105,000	108,252
Lower Colorado River Authority Revenue, TX Series B, 5.00%, 5/15/2039 (a)	590,000	629,146
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 11/15/2035	600,000	607,838
Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX 5.50%, 12/31/2058	$ 500,000	$ 542,221
Texas Woman's University Revenue, TX Series A, 5.00%, 7/1/2037	585,000	671,912
		4,271,305
UTAH — 1.0%
City of Salt Lake City Airport Revenue, UT Series A, 5.25%, 7/1/2038	375,000	423,083
VIRGINIA — 2.9%
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2026	125,000	131,534
Isle of Wight County Economic Development Authority Revenue, VA 5.25%, 7/1/2048	345,000	379,717
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2053	100,000	107,089
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	538,843
		1,157,183
WASHINGTON — 7.4%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2045	105,000	109,303
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	628,781
Port of Seattle Revenue, WA:
Series B, 5.00%, 6/1/2034	200,000	231,321
Series C, AMT, 5.00%, 4/1/2035	750,000	753,385
State of Washington, General Obligation, WA:
Series D, 5.00%, 2/1/2036	700,000	701,586
Series A, 5.00%, 8/1/2033	250,000	269,424
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	300,000	306,777
		3,000,577
WISCONSIN — 4.7%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	577,069
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 4.00%, 4/1/2039	800,000	796,534

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	$ 675,000	$ 544,782
		1,918,385
TOTAL MUNICIPAL BONDS & NOTES (Cost $39,598,910)		40,149,540
TOTAL INVESTMENTS — 99.2% (Cost $39,598,910)		40,149,540
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		322,310
NET ASSETS — 100.0%		$ 40,471,850
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp	2.3%
Build America Mutual Assurance Company	0.4%

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT	Alternative Minimum Tax

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$40,149,540	$—	$40,149,540
TOTAL INVESTMENTS	$—	$40,149,540	$—	$40,149,540

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	263,694	$263,694	$5,942,036	$6,205,730	$—	$—	—	$—	$10,799
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg High Yield Bond ETF (a)	117,048	$ 11,087,957
SPDR Bloomberg International Treasury Bond ETF (a)	3,605	83,564
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	312,040	10,244,273
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	2,741,086	78,285,416
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	380,213	9,045,268
SPDR Portfolio Long Term Treasury ETF (a)	832,968	24,172,731
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	3,138,845	69,274,309
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $201,023,751)		202,193,518
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	410,348	$ 410,348
State Street Navigator Securities Lending Portfolio II (e)(f)	19,257,020	19,257,020
TOTAL SHORT-TERM INVESTMENTS (Cost $19,667,368)		$ 19,667,368
TOTAL INVESTMENTS — 109.5% (Cost $220,691,119)		221,860,886
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(19,312,271)
NET ASSETS — 100.0%		$ 202,548,615

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$202,193,518	$—	$—	$202,193,518
Short-Term Investments	19,667,368	—	—	19,667,368
TOTAL INVESTMENTS	$221,860,886	$—	$—	$221,860,886
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Bloomberg 1-3 Month T-Bill ETF	127,586	$ 11,714,947	$ 5,728,607	$ 17,409,126	$ (2,525)	$ (31,903)	—	$ —	$ 85,099
SPDR Bloomberg High Yield Bond ETF	98,180	9,035,505	11,361,638	9,378,197	(152,161)	221,172	117,048	11,087,957	231,803
SPDR Bloomberg International Treasury Bond ETF	558,817	12,601,323	6,948,052	19,310,360	(13,037)	(142,414)	3,605	83,564	98,573
SPDR Portfolio Intermediate Term Corporate Bond ETF	434,649	13,956,579	19,044,210	23,048,123	(105,937)	397,544	312,040	10,244,273	469,158
SPDR Portfolio Intermediate Term Treasury ETF	1,951,784	55,215,969	38,399,728	16,339,891	(401,708)	1,411,318	2,741,086	78,285,416	1,304,705
SPDR Portfolio Long Term Corporate Bond ETF	265,123	6,166,761	9,984,000	7,290,203	(168,457)	353,167	380,213	9,045,268	135,628
SPDR Portfolio Long Term Treasury ETF	623,115	18,631,139	15,176,644	9,420,882	(1,463,778)	1,249,608	832,968	24,172,731	281,429
SPDR Portfolio Mortgage Backed Bond ETF	2,371,611	51,961,997	26,054,115	9,300,202	(1,137,754)	1,696,153	3,138,845	69,274,309	1,029,342
State Street Institutional U.S. Government Money Market Fund, Class G Shares	300,805	300,805	1,521,298	1,411,755	—	—	410,348	410,348	9,336
State Street Navigator Securities Lending Portfolio II	48,283,244	48,283,244	582,067,552	611,093,776	—	—	19,257,020	19,257,020	207,858
Total		$227,868,269	$716,285,844	$724,002,515	$(3,445,357)	$5,154,645		$221,860,886	$3,852,931
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 99.9%
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	273,720	$ 48,943,873
The Communication Services Select Sector SPDR Fund (a)	669,680	48,658,949
The Consumer Staples Select Sector SPDR Fund (a)(b)	668,609	48,159,906
The Energy Select Sector SPDR Fund (a)	220,069	18,450,585
The Financial Select Sector SPDR Fund (a)(b)	1,302,722	48,982,347
The Health Care Select Sector SPDR Fund (a)(b)	110,560	15,078,173
The Industrial Select Sector SPDR Fund (a)(b)	352,300	40,158,677
The Technology Select Sector SPDR Fund (a)(b)	793,902	152,810,257
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $373,470,596)		421,242,767
SHORT-TERM INVESTMENTS — 12.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (c)(d)	794,569	$ 794,569
State Street Navigator Securities Lending Portfolio II (e)(f)	50,319,432	50,319,432
TOTAL SHORT-TERM INVESTMENTS (Cost $51,114,001)		$ 51,114,001
TOTAL INVESTMENTS — 112.0% (Cost $424,584,597)		472,356,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.0)%		(50,492,223)
NET ASSETS — 100.0%		$ 421,864,545

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$421,242,767	$—	$—	$421,242,767
Short-Term Investments	51,114,001	—	—	51,114,001
TOTAL INVESTMENTS	$472,356,768	$—	$—	$472,356,768
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	385,530	$ 385,530	$ 4,247,460	$ 3,838,421	$ —	$ —	794,569	$ 794,569	$ 15,760
State Street Navigator Securities Lending Portfolio II	91,543,951	91,543,951	796,927,975	838,152,494	—	—	50,319,432	50,319,432	144,935
The Communication Services Select Sector SPDR Fund	96,107	6,254,643	57,213,191	18,726,142	455,484	3,461,773	669,680	48,658,949	198,928
The Consumer Discretionary Select Sector SPDR Fund	295,657	50,205,515	57,631,415	59,025,695	176,360	(43,722)	273,720	48,943,873	192,385
The Consumer Staples Select Sector SPDR Fund	421,950	31,296,031	61,231,968	43,682,233	(1,840,109)	1,154,249	668,609	48,159,906	423,873
The Energy Select Sector SPDR Fund	167,682	13,610,748	19,088,615	13,668,592	(83,203)	(496,983)	220,069	18,450,585	297,951
The Financial Select Sector SPDR Fund	—	—	67,194,883	23,378,985	554,781	4,611,668	1,302,722	48,982,347	386,560
The Health Care Select Sector SPDR Fund	462,115	61,336,524	37,509,648	83,939,533	593,657	(422,123)	110,560	15,078,173	238,714
The Industrial Select Sector SPDR Fund	649,374	69,690,818	30,071,849	62,833,326	3,025,583	203,753	352,300	40,158,677	361,241
The Materials Select Sector SPDR Fund	—	—	41,177,550	40,394,490	(783,060)	—	—	—	50,090
The Technology Select Sector SPDR Fund	382,122	66,435,731	96,288,340	23,483,022	1,956,201	11,613,007	793,902	152,810,257	495,331
Total		$390,759,491	$1,268,582,894	$1,211,122,933	$ 4,055,694	$20,081,622		$472,356,768	$2,805,768
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.4%
AUSTRALIA — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$ 200,000	$ 173,818
BRAZIL — 8.4%
Banco do Brasil SA 10 yr. CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,100,000	1,078,781
Braskem Netherlands Finance BV COR, 7.25%, 2/13/2033	1,200,000	1,000,164
BRF SA 4.88%, 1/24/2030	200,000	175,848
Cosan Luxembourg SA 7.50%, 6/27/2030 (b)	200,000	208,368
CSN Resources SA 5.88%, 4/8/2032	400,000	346,204
Guara Norte SARL 5.20%, 6/15/2034	1,722,148	1,569,531
Itau Unibanco Holding SA 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (a)	200,000	174,796
MARB BondCo PLC 3.95%, 1/29/2031	600,000	484,908
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	211,964
MV24 Capital BV 6.75%, 6/1/2034	322,544	300,618
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	200,000	194,176
Nexa Resources SA 5.38%, 5/4/2027	1,177,000	1,142,608
Simpar Europe SA 5.20%, 1/26/2031	200,000	173,644
Unigel Luxembourg SA 8.75%, 10/1/2026 (c)	200,000	56,532
		7,118,142
CHILE — 9.0%
Agrosuper SA 4.60%, 1/20/2032	1,350,000	1,161,864
CAP SA 3.90%, 4/27/2031 (b)	2,100,000	1,625,883
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	2,500,000	1,980,825
Empresa Electrica Angamos SA 4.88%, 5/25/2029	95,600	86,136
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	943,740	889,918
Inversiones La Construccion SA 4.75%, 2/7/2032	1,400,000	1,171,716
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (b)	600,000	556,146
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	95,352
		7,567,840
COLOMBIA — 9.2%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (b)	1,975,000	1,530,743
7.50%, 12/15/2028	206,250	195,764
Security Description	Principal Amount	Value
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	$ 400,000	$ 284,924
Bancolombia SA 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (a)	400,000	369,920
Canacol Energy Ltd. 5.75%, 11/24/2028	900,000	657,873
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,272,495
5.88%, 5/28/2045	100,000	78,532
5.88%, 11/2/2051	250,000	189,595
Empresas Publicas de Medellin ESP:
4.25%, 7/18/2029	1,500,000	1,277,415
4.38%, 2/15/2031	500,000	409,255
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	182,000	167,768
Geopark Ltd. 5.50%, 1/17/2027	300,000	265,383
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (b)	200,000	175,006
Oleoducto Central SA 4.00%, 7/14/2027	950,000	879,824
		7,754,497
GUATEMALA — 1.5%
CT Trust 5.13%, 2/3/2032	600,000	521,088
Millicom International Cellular SA 6.25%, 3/25/2029	810,000	768,973
		1,290,061
INDIA — 7.0%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	200,000	154,774
3.95%, 2/12/2030	611,000	500,222
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,242,500	1,018,546
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	765,330
4.20%, 8/4/2027	200,000	179,592
4.38%, 7/3/2029	700,000	603,288
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	1,200,000	1,101,000
4.25%, 5/21/2036	471,000	377,973
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	177,295
4.63%, 6/16/2030	900,000	747,523
Vedanta Resources Ltd. 6.13%, 8/9/2024	400,000	267,168
		5,892,711
INDONESIA — 7.0%
Freeport Indonesia PT 5.32%, 4/14/2032 (b)	900,000	884,574

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	$ 1,000,000	$ 988,000
5.45%, 5/15/2030	363,000	366,111
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039 (b)	1,689,660	1,629,035
Minejesa Capital BV 5.63%, 8/10/2037	2,400,000	2,084,400
		5,952,120
ISRAEL — 1.8%
Bank Hapoalim BM 5 yr. CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	1,200,000	1,037,712
Bank Leumi Le-Israel BM 5 yr. CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	500,000	451,325
		1,489,037
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd.:
7.00%, 12/31/2099 (b)	68,049	5,103
8.00%, 4/1/2025 (b) (c)	33,734	7,759
		12,862
KUWAIT — 1.6%
MEGlobal BV 2.63%, 4/28/2028	400,000	359,460
MEGlobal Canada ULC 5.00%, 5/18/2025	1,000,000	987,400
		1,346,860
MEXICO — 9.5%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	749,096
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (a)	600,000	510,810
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 7.53%, 10/1/2028 (a)	500,000	523,685
BBVA Bancomer SA:
5 yr. CMT + 4.66%, 8.45%, 6/29/2038 (a)	202,000	214,225
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,870,000	1,747,571
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	112,612
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	800,000	757,784
Industrias Penoles SAB de CV 4.15%, 9/12/2029	1,300,000	1,209,975
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	65,160
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,749,708	1,703,446
Security Description	Principal Amount	Value
Petroleos Mexicanos 6.75%, 9/21/2047	$ 650,000	$ 427,570
Unifin Financiera SAB de CV 5 yr. CMT + 6.31%, 8.88%, 1/29/2025 (a) (c)	800,000	80
		8,022,014
PANAMA — 2.3%
C&W Senior Financing DAC 6.88%, 9/15/2027	400,000	374,264
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	179,843
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	1,000,000	892,120
UEP Penonome II SA 6.50%, 10/1/2038 (b)	695,536	529,164
		1,975,391
PARAGUAY — 0.7%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	216,935	155,605
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	167,076
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	433,333	288,566
		611,247
PERU — 10.7%
Banco BBVA Peru SA 5 yr. CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	198,060
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	850,000	775,778
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,229,930
Banco Internacional del Peru SAA Interbank:
3 mo. USD Term SOFR + 5.76%, 6.63%, 3/19/2029 (a)	300,000	298,500
5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,900,000	1,816,552
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	400,000	381,640
Fenix Power Peru SA 4.32%, 9/20/2027	731,176	684,513
Inkia Energy Ltd. 5.88%, 11/9/2027	400,000	382,076
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	819,000	746,953
Kallpa Generacion SA 4.13%, 8/16/2027	500,000	476,770
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	750,765	743,257
Orazul Energy Peru SA 5.63%, 4/28/2027	252,000	237,873

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Petroleos del Peru SA:
4.75%, 6/19/2032	$ 500,000	$ 357,450
5.63%, 6/19/2047	200,000	124,128
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	600,000	588,420
		9,041,900
SAUDI ARABIA — 0.7%
EIG Pearl Holdings SARL 3.55%, 8/31/2036	700,000	609,560
SINGAPORE — 6.6%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	1,550,000	1,436,230
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a),(a) (b)	1,900,000	1,787,368
SingTel Group Treasury Pte. Ltd. Series EMTN, 1.88%, 6/10/2030	800,000	678,906
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	900,000	820,647
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	900,000	830,455
		5,553,606
SOUTH AFRICA — 2.5%
Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/2024	1,000,000	994,249
Sasol Financing USA LLC 5.50%, 3/18/2031	1,300,000	1,093,118
		2,087,367
SOUTH KOREA — 1.2%
KT Corp.:
1.00%, 9/1/2025	400,000	374,532
2.50%, 7/18/2026	400,000	376,620
Shinhan Financial Group Co. Ltd. 5 yr. CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	300,000	272,121
		1,023,273
UNITED ARAB EMIRATES — 2.0%
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/2034 (b)	1,953,712	1,698,264
UNITED STATES — 4.5%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	700,000	673,435
4.63%, 8/1/2030	1,300,000	1,270,880
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.00%, 2/2/2029	1,700,000	1,494,640
Security Description	Principal Amount	Value
3.75%, 12/1/2031	$ 400,000	$ 344,152
		3,783,107
TOTAL CORPORATE BONDS & NOTES (Cost $76,928,561)		73,003,677
FOREIGN GOVERNMENT OBLIGATIONS — 8.4%
CHILE — 0.3%
Chile Government International Bonds:
3.10%, 5/7/2041	200,000	151,801
3.10%, 1/22/2061	200,000	133,785
		285,586
COLOMBIA — 1.4%
Colombia Government International Bonds:
4.13%, 5/15/2051	950,000	631,356
5.00%, 6/15/2045	700,000	541,420
		1,172,776
MEXICO — 3.0%
Mexico Government International Bonds:
2.66%, 5/24/2031	1,000,000	845,421
4.40%, 2/12/2052	1,100,000	871,553
6.34%, 5/4/2053	800,000	815,915
		2,532,889
PANAMA — 2.7%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	400,000	375,584
Panama Government International Bonds:
2.25%, 9/29/2032	300,000	219,374
3.87%, 7/23/2060	2,100,000	1,256,356
4.30%, 4/29/2053	600,000	401,695
		2,253,009
SOUTH KOREA — 1.0%
Korea East-West Power Co. Ltd. 1.75%, 5/6/2025	900,000	861,453
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,237,508)		7,105,713

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (e) (f) (Cost $3,359,417)	3,359,417	$ 3,359,417
TOTAL INVESTMENTS — 98.8% (Cost $89,525,486)		83,468,807
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,052,345
NET ASSETS — 100.0%		$ 84,521,152
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.3% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$73,003,677	$—	$73,003,677
Foreign Government Obligations	—	7,105,713	—	7,105,713
Short-Term Investments	3,359,417	—	—	3,359,417
TOTAL INVESTMENTS	$3,359,417	$80,109,390	$—	$83,468,807

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Industry Breakdown as of December 31, 2023

% of Net Assets
Banks	20.7%
Electric	17.4
Mining	9.9
Foreign Government Obligations	8.4
Pipelines	6.5
Chemicals	5.4
Food	4.8
Oil & Gas	4.4
Telecommunications	3.8
Commercial Services	3.6
Iron/Steel	2.3
Oil & Gas Services	1.9
Transportation	1.4
Holding Companies-Diversified	1.4
Diversified Financial Services	1.0
Construction Materials	0.9
Energy-Alternate Sources	0.6
Agriculture	0.2
Engineering & Construction	0.2
Short-Term Investments	4.0
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,452,803	$2,452,803	$20,202,494	$19,295,880	$—	$—	3,359,417	$3,359,417	$47,601
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 15.5%
AEROSPACE & DEFENSE — 0.2%
Boeing Co. 4.88%, 5/1/2025	$ 370,000	$ 368,320
AGRICULTURE — 0.2%
Philip Morris International, Inc. 4.88%, 2/13/2026	370,000	371,051
AUTO MANUFACTURERS — 0.5%
Ford Motor Co. 4.35%, 12/8/2026	385,000	375,325
General Motors Financial Co., Inc. 5.25%, 3/1/2026	360,000	360,306
		735,631
BANKS — 4.3%
Banco BBVA Peru SA 5 yr. CMT + 2.75%, 5.25%, 9/22/2029 (a)	100,000	99,030
Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/2025	200,000	195,034
Banco de Bogota SA 6.25%, 5/12/2026	200,000	197,080
Banco de Credito del Peru SA 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	150,000	141,915
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	150,000	139,916
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	150,000	143,412
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (a)	200,000	170,270
Bank of America Corp. Series MTN, 3 mo. USD Term SOFR + 1.23%, 3.46%, 3/15/2025 (a)	370,000	368,209
Bank of Montreal:
Series MTN, 1.50%, 1/10/2025	70,000	67,435
Series MTN, SOFR + 0.71%, 6.13%, 3/8/2024 (a)	300,000	300,120
Bank of Nova Scotia 4.75%, 2/2/2026	360,000	359,359
BBVA Bancomer SA 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	196,968
Citigroup, Inc.:
SOFR + 1.53%, 3.29%, 3/17/2026 (a)	95,000	92,504
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.16%, 3.35%, 4/24/2025 (a)	$ 465,000	$ 461,564
Commonwealth Bank of Australia SOFR + 1.63%, 6.05%, 9/12/2025 (a) (b)	350,000	350,298
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	200,000	178,424
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	365,000	357,134
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.42%, 3.22%, 3/1/2025 (a)	175,000	174,277
3.90%, 7/15/2025	375,000	369,551
Morgan Stanley Series GMTN, 3.88%, 1/27/2026	260,000	254,725
Multibank, Inc. 7.75%, 2/3/2028 (b)	200,000	200,426
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a)	200,000	188,144
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (a)	175,000	176,232
Royal Bank of Canada 3.38%, 4/14/2025	365,000	357,890
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	380,000	367,962
Truist Financial Corp. Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (a)	385,000	377,315
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (a)	380,000	369,979
		6,655,173
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	370,000	369,937
BIOTECHNOLOGY — 0.5%
Amgen, Inc. 5.51%, 3/2/2026	365,000	365,164
Royalty Pharma PLC 1.75%, 9/2/2027	415,000	372,529
		737,693

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.2%
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (a)	$ 200,000	$ 173,598
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	186,018
		359,616
COMMERCIAL SERVICES — 0.2%
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	177,500	145,437
Adani Ports & Special Economic Zone Ltd. 4.00%, 7/30/2027	200,000	178,144
		323,581
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp. 5.80%, 11/30/2025 (b)	240,000	243,326
DIVERSIFIED FINANCIAL SERVICES — 0.7%
American Express Co. SOFR + 1.00%, 4.99%, 5/1/2026 (a)	370,000	369,130
Avolon Holdings Funding Ltd. 2.13%, 2/21/2026 (b)	390,000	361,694
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (a)	350,000	346,423
		1,077,247
ELECTRIC — 1.5%
American Electric Power Co., Inc. 5.20%, 1/15/2029	365,000	370,344
Chile Electricity PEC SpA Zero Coupon, 1/25/2028	200,000	158,466
Empresa Electrica Angamos SA 4.88%, 5/25/2029	95,600	86,136
Entergy Louisiana LLC 0.95%, 10/1/2024	380,000	367,608
Fenix Power Peru SA 4.32%, 9/20/2027	265,882	248,914
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	160,920	155,146
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	126,424	123,081
Minejesa Capital BV 4.63%, 8/10/2030	200,000	190,030
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	160,000	144,293
4.95%, 6/8/2025	225,000	223,483
Security Description	Principal Amount	Value
TNB Global Ventures Capital Bhd. Series EMTN, 3.24%, 10/19/2026	$ 300,000	$ 285,828
		2,353,329
ENGINEERING & CONSTRUCTION — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	130,161	93,363
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc. 2.50%, 8/15/2024	375,000	367,800
Veralto Corp. 5.50%, 9/18/2026 (b)	365,000	371,081
		738,881
FOOD — 0.2%
BRF GmbH 4.35%, 9/29/2026	200,000	189,274
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 2/2/2029	50,000	43,960
		233,234
HEALTH CARE PRODUCTS — 0.2%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	385,000	371,159
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 3.50%, 8/15/2024	375,000	369,810
HCA, Inc.:
5.00%, 3/15/2024	295,000	294,398
5.38%, 2/1/2025	60,000	59,976
		724,184
INSURANCE — 0.2%
Athene Global Funding:
1.72%, 1/7/2025 (b)	65,000	62,349
SOFR + 0.70%, 6.11%, 5/24/2024 (a) (b)	305,000	304,713
		367,062
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (b)	365,000	368,066
LODGING — 0.2%
Marriott International, Inc.:
3.60%, 4/15/2024	295,000	293,183
5.00%, 10/15/2027	75,000	75,938
		369,121
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.75%, 1/20/2028	370,000	376,101

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.5%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$ 200,000	$ 180,120
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	50,000	47,949
Glencore Funding LLC 1.63%, 9/1/2025 (b)	395,000	373,366
Industrias Penoles SAB de CV 4.15%, 9/12/2029	200,000	186,150
		787,585
MISCELLANEOUS MANUFACTURER — 0.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	370,000	366,470
OIL & GAS — 0.2%
ONGC Videsh Ltd. 4.63%, 7/15/2024	200,000	199,016
Petrobras Global Finance BV 7.38%, 1/17/2027	70,000	73,622
		272,638
OIL & GAS SERVICES — 0.1%
Guara Norte SARL 5.20%, 6/15/2034	171,358	156,172
PIPELINES — 0.9%
AI Candelaria Spain SA 7.50%, 12/15/2028	206,250	195,764
Enbridge, Inc. 5.90%, 11/15/2026	360,000	369,680
Energy Transfer LP 6.05%, 12/1/2026	350,000	359,832
GNL Quintero SA 4.63%, 7/31/2029	282,400	276,690
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	200,000	196,140
		1,398,106
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Welltower OP LLC:
REIT, 3.63%, 3/15/2024	320,000	318,349
4.00%, 6/1/2025	50,000	49,115
		367,464
RETAIL — 0.2%
Dollar Tree, Inc. 4.00%, 5/15/2025	350,000	343,791
SEMICONDUCTORS — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	35,000	34,156
Broadcom, Inc. 3.15%, 11/15/2025	335,000	324,555
Microchip Technology, Inc.:
0.97%, 2/15/2024	300,000	298,206
4.25%, 9/1/2025	60,000	59,074
Security Description	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 6/1/2027	$ 360,000	$ 355,655
		1,071,646
SOFTWARE — 0.2%
Oracle Corp. 5.80%, 11/10/2025	365,000	370,979
TELECOMMUNICATIONS — 0.4%
KT Corp. 2.50%, 7/18/2026	200,000	188,310
Millicom International Cellular SA 5.13%, 1/15/2028	180,000	167,668
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	200,000	194,676
		550,654
TRANSPORTATION — 0.6%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	385,000	371,209
MV24 Capital BV 6.75%, 6/1/2034	161,272	150,309
Ryder System, Inc. Series MTN, 5.25%, 6/1/2028	360,000	364,954
		886,472
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 7/1/2027 (b)	365,000	355,795
TOTAL CORPORATE BONDS & NOTES (Cost $24,277,453)		24,163,847
ASSET-BACKED SECURITIES — 23.6%
AUTOMOBILE — 2.4%
Citizens Auto Receivables Trust Series 2023-2, Class A2A, 6.09%, 10/15/2026 (b)	250,000	250,746
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (b)	458,765	446,883
Exeter Automobile Receivables Trust:
Series 2023-5A, Class A2, 6.20%, 4/15/2026	450,000	450,531
Series 2021-1A, Class C, 0.74%, 1/15/2026	8,020	8,005
GLS Auto Receivables Issuer Trust:
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	304,004	299,751
Series 2023-4A, Class A2, 6.40%, 12/15/2026 (b)	500,000	502,196

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (b)	$ 350,000	$ 337,190
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	542,002	529,628
Westlake Automobile Receivables Trust:
Series 2023-2A, Class A3, 5.80%, 2/16/2027 (b)	400,000	401,519
Series 2023-4A, Class A2, 6.23%, 1/15/2027 (b)	500,000	503,160
		3,729,609
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
LoanCore Issuer Ltd. Series 2019-CRE2, Class B, 1 mo. USD Term SOFR + 1.81%, 7.18%, 5/15/2036 (a) (b)	223,278	220,215
PFP Ltd. Series 2021-8, Class A, 1 mo. USD Term SOFR + 1.11%, 6.48%, 8/9/2037 (a) (b)	308,336	303,800
Ready Capital Mortgage Financing LLC Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.06%, 6.42%, 7/25/2036 (a) (b)	66,855	65,275
		589,290
OTHER ABS — 20.8%
ACHV ABS Trust Series 2023-4CP, Class A, 6.81%, 11/25/2030 (b)	633,699	634,108
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.62%, 10/16/2036 (a) (b)	169,794	166,338
Affirm Asset Securitization Trust:
Series 2022-A, Class A, 4.30%, 5/17/2027 (b)	500,000	492,104
Series 2023-X1, Class A, 7.11%, 11/15/2028 (b)	800,000	802,074
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 6.87%, 10/15/2034 (a) (b)	1,500,000	1,492,800
Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.79%, 1/15/2037 (a) (b)	$ 250,000	$ 246,505
Bain Capital Credit CLO Ltd. Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.39%, 6.79%, 4/19/2034 (a) (b)	500,000	498,275
BDS LLC Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 7.16%, 3/19/2039 (a) (b)	250,000	248,162
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 6.54%, 11/16/2038 (a) (b)	133,825	131,305
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.62%, 8/19/2038 (a) (b)	126,865	123,381
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 6.80%, 12/15/2038 (a) (b)	200,000	196,643
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 6.84%, 2/15/2037 (a) (b)	200,000	197,201
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.58%, 3/15/2036 (a) (b)	128,598	126,357
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.40%, 6.80%, 4/15/2034 (a) (b)	1,000,000	998,855
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 6.86%, 7/20/2034 (a) (b)	500,000	498,900
Carvana Auto Receivables Trust Series 2023-P5, Class A2, 5.77%, 4/12/2027 (b)	600,000	602,027
CHCP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.16%, 6.52%, 2/15/2038 (a) (b)	53,494	52,765

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CQS U.S. CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.48%, 6.90%, 1/20/2035 (a) (b)	$ 1,000,000	$ 994,600
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.11%, 3.69%, 10/25/2034 (a)	518,767	451,605
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	345,275	321,597
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.72%, 11/16/2036 (a) (b)	181,000	177,887
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 2.30%, 7.66%, 6/19/2037 (a) (b)	300,000	298,528
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 7.74%, 1/19/2039 (a) (b)	250,000	245,267
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 6.69%, 5/16/2038 (a) (b)	144,971	142,794
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A, 3 mo. USD Term SOFR + 1.71%, 7.10%, 11/30/2032 (a) (b)	1,150,000	1,150,000
Jamestown CLO XV Ltd. Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.60%, 7.00%, 4/15/2033 (a) (b)	500,000	500,646
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 6.78%, 2/15/2039 (a) (b)	250,000	237,760
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 6.81%, 2/17/2039 (a) (b)	200,000	197,048
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 6.55%, 2/15/2039 (a) (b)	200,000	194,612
LCCM Trust:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.93%, 11/15/2038 (a) (b)	181,000	178,346
Security Description	Principal Amount	Value
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 6.68%, 12/13/2038 (a) (b)	$ 150,248	$ 145,115
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 6.65%, 6/15/2039 (a) (b)	220,000	215,756
LoanCore Issuer Ltd. Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 6.89%, 1/17/2037 (a) (b)	500,000	495,709
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (b)	312,425	241,540
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 6.90%, 10/17/2034 (a) (b)	2,000,000	1,992,482
Marble Point CLO XXII Ltd. Series 2021-2A, Class A, 3 mo. USD Term SOFR + 1.46%, 6.84%, 7/25/2034 (a) (b)	1,000,000	993,883
Marlette Funding Trust Series 2021-1A, Class C, 1.41%, 6/16/2031 (b)	191,127	190,081
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 6.71%, 2/19/2037 (a) (b)	347,000	340,367
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 6.55%, 10/16/2036 (a) (b)	190,373	187,658
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.57%, 7/16/2036 (a) (b)	241,232	237,367
MP CLO VIII Ltd. Series 2015-2A, Class ARR, 3 mo. USD Term SOFR + 1.46%, 6.85%, 4/28/2034 (a) (b)	500,000	498,050
Northwoods Capital XVI Ltd. Series 2017-16A, Class A, 3 mo. USD Term SOFR + 1.53%, 6.91%, 11/15/2030 (a) (b)	864,943	863,992
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.41%, 6.83%, 7/20/2034 (a) (b)	1,000,000	995,600

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pagaya AI Debt Selection Trust:
Series 2021-3, Class B, 1.74%, 5/15/2029 (b)	$ 805,834	$ 798,490
Series 2021-5, Class B, 2.63%, 8/15/2029 (b)	999,882	975,732
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (b)	293,381	294,586
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.81%, 10/20/2034 (a) (b)	1,000,000	999,455
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.84%, 4/20/2034 (a) (b)	1,000,000	996,800
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.83%, 1/20/2035 (a) (b)	2,265,000	2,255,034
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (b)	332,692	283,823
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 6.78%, 7/15/2030 (a) (b)	309,579	309,053
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.43%, 6.85%, 7/20/2034 (a) (b)	1,000,000	992,005
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 6.69%, 11/15/2038 (a) (b)	220,000	214,171
TRTX Issuer Ltd. Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.65%, 6.99%, 2/15/2039 (a) (b)	200,000	194,081
Vibrant CLO IV Ltd. Series 2016-4A, Class A1RR, 3 mo. USD Term SOFR + 1.38%, 6.80%, 7/20/2032 (a) (b)	500,000	498,950
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 6.82%, 1/20/2031 (a) (b)	372,956	372,987
Security Description	Principal Amount	Value
VMC Finance LLC Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.90%, 7.24%, 2/18/2039 (a) (b)	$ 640,000	$ 627,332
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (c)	323,525	309,520
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (c)	1,152,432	1,099,623
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.29%, 10/25/2036 (a)	269,275	93,198
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 6.88%, 7/15/2034 (a) (b)	1,000,000	994,300
		32,305,230
STUDENT LOAN ABS — 0.0% (d)
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (b)	100,481	93,386
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (b)	17,414	17,078
		110,464
TOTAL ASSET-BACKED SECURITIES (Cost $37,002,430)		36,734,593
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
COLOMBIA — 0.1%
Colombia Government International Bonds 4.50%, 1/28/2026	200,000	196,298
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bonds 5.50%, 1/27/2025	100,000	99,407

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bonds 4.88%, 4/14/2026	$ 200,000	$ 197,431
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $510,333)		493,136
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corp. REMICS:
Series 4211, Class AP, 1.60%, 3/15/2043	651,984	601,550
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	425,164	391,506
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	856,516	735,515
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	172,537	167,471
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	51,536	48,600
Federal National Mortgage Association:
3.00%, 11/1/2033	575,585	548,382
3.00%, 11/1/2036	144,613	135,552
5.00%, 8/1/2043	811,314	810,542
Federal National Mortgage Association REMICS:
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 5.92%, 12/25/2040 (a)	120,715	119,195
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	52,958	52,466
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 5.90%, 3/25/2046 (a)	205,986	202,269
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.75%, 12/25/2047 (a)	146,014	141,631
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.75%, 6/25/2048 (a)	161,314	156,838
Federal National Mortgage Association-Aces Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (a)	1,027,427	914,230
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,419,722)		5,025,747
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Bills 5.24%, 4/2/2024 (Cost $2,959,846)	$ 3,000,000	$ 2,960,624
U.S. Treasury Notes:
3.00%, 7/15/2025	23,000,000	22,500,469
4.25%, 10/15/2025	23,000,000	22,959,570
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,105,138)		48,420,663
MORTGAGE-BACKED SECURITIES — 11.0%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 4.50%, 7/25/2037 (a)	3,025,049	2,386,172
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,874	197,804
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	235,505	123,482
CSMC Trust Series 2020-RPL3, Class A1, CMO, 4.05%, 3/25/2060 (a) (b)	764,349	776,271
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 5.85%, 6/25/2050 (a)	910,735	889,842
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 5.95%, 11/25/2046 (a)	820,021	807,500
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (c)	355,735	348,652
Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (b) (c)	304,387	293,857
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.79%, 11/25/2036 (a)	2,462,897	2,204,164
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (b) (c)	652,302	660,046
OBX Trust Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (b) (c)	793,369	802,340

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Preston Ridge Partners Mortgage LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (b) (c)	$ 1,520,111	$ 1,465,776
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,582,020	613,541
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	718,739	689,630
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (b) (c)	733,829	682,902
Series 2023-5, Class A1, 6.48%, 6/25/2068 (b) (c)	1,139,783	1,145,833
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (b) (c)	1,221,701	1,230,094
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.34%, 12/25/2036 (a)	1,735,995	1,497,744
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 5.50%, 10/25/2035 (a)	266,310	239,903
TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,525,553)		17,055,553
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.5%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (b)	139,000	128,121
AREIT Trust Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 6.59%, 1/20/2037 (a) (b)	89,407	87,480
Bank:
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (a)	980,504	20,003
Series 2020-BN26, Class XA, IO, VRN, 1.21%, 3/15/2063 (a)	1,286,454	70,462
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (a)	1,554,286	25,231
Series 2019-B15, Class XA, IO, VRN, 0.81%, 12/15/2072 (a)	4,035,743	137,263
Security Description	Principal Amount	Value
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 6.53%, 9/15/2038 (a) (b)	$ 192,000	$ 185,887
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.26%, 4/15/2037 (a) (b)	250,000	245,915
BX Commercial Mortgage Trust:
Series 2019-IMC, Class B, 1 mo. USD Term SOFR + 1.35%, 6.71%, 4/15/2034 (a) (b)	100,000	99,159
Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.03%, 6.40%, 10/15/2036 (a) (b)	225,113	224,532
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 6.21%, 10/15/2036 (a) (b)	122,160	119,717
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 6.40%, 12/15/2038 (a) (b)	250,000	244,774
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 6.53%, 5/15/2038 (a) (b)	138,000	131,464
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	317,000	302,262
Series 2016-GC37, Class XA, IO, 1.65%, 4/10/2049 (a)	373,410	10,082
CLNC Ltd. Series 2019-FL1, Class AS, ABS, 1 mo. USD Term SOFR + 1.66%, 7.02%, 8/20/2035 (a) (b)	131,000	127,154
Cold Storage Trust Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.37%, 11/15/2037 (a) (b)	221,173	219,766
COMM Mortgage Trust:
Series 2014-UBS5, Class A3, 3.57%, 9/10/2047	196,030	194,522
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	200,000	194,054
Series 2018-HCLV, Class A, 1 mo. USD Term SOFR + 1.30%, 6.66%, 9/15/2033 (a) (b)	70,000	63,051
Series 2015-CR25, Class XA, IO, 0.79%, 8/10/2048 (a)	1,055,750	10,250

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.09%, 6/15/2050 (a)	$ 235,680	$ 6,662
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (a)	838,653	17,314
Series 2017-CX9, Class XA, IO, 0.61%, 9/15/2050 (a)	1,186,129	14,732
CSMC Trust Capital Certificates Series 2019-ICE4, Class B, 1 mo. USD Term SOFR + 1.28%, 6.64%, 5/15/2036 (a) (b)	224,442	223,905
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	250,000	230,340
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 0.87%, 6.23%, 10/15/2038 (a) (b)	180,996	177,130
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 6.56%, 7/15/2038 (a) (b)	140,016	138,654
FS Rialto Issuer LLC Series 2019-FL1, Class A, 1 mo. USD Term SOFR + 1.31%, 6.67%, 12/16/2036 (a) (b)	65,087	64,272
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.72%, 7/16/2035 (a) (b)	54,600	53,340
Great Wolf Trust Series 2019, Class A, 1 mo. USD Term SOFR + 1.15%, 6.71%, 12/15/2036 (a) (b)	200,000	198,998
GS Mortgage Securities Corportation Trust Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 6.43%, 10/15/2036 (a) (b)	181,000	173,353
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	212,418
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (a)	370,103	10,304
Series 2020-GC47, Class XA, IO, VRN, 1.13%, 5/12/2053 (a)	2,108,545	112,711
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.96%, 4/15/2037 (a) (b)	183,541	168,882
Series 2016-JP4, Class XA, IO, 0.57%, 12/15/2049 (a)	1,333,877	18,091
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (a)	$ 150,000	$ 135,861
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.47%, 6/13/2052 (a)	1,076,922	55,218
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 6.68%, 7/15/2036 (a) (b)	138,000	135,026
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.82%, 6.18%, 1/15/2027 (a) (b)	143,123	140,175
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class AS, 4.09%, 6/15/2047	201,000	197,436
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a) (b)	1,117,886	3,062
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 mo. USD Term SOFR + 1.41%, 6.78%, 5/15/2036 (a) (b)	163,000	146,670
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 7.23%, 5/15/2036 (a) (b)	127,000	101,557
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (a)	151,000	131,676
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (a)	1,315,286	18,732
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 6.25%, 11/15/2036 (a) (b)	180,403	176,665
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 mo. USD Term SOFR + 1.06%, 8.50%, 6/15/2035 (a) (b)	14,487	13,376
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 6.67%, 11/25/2036 (a) (b)	277,371	273,288
RIAL Issuer Ltd. Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 2.25%, 7.61%, 1/19/2037 (a) (b)	250,000	245,938
SMR Mortgage Trust Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.65%, 7.01%, 2/15/2039 (a) (b)	149,364	142,063

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SREIT Trust Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 6.21%, 11/15/2038 (a) (b)	$ 173,192	$ 170,271
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 6.88%, 7/15/2038 (a) (b)	100,000	95,881
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (a)	592,885	22,668
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	221,645	212,424
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	140,221
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.26%, 6.63%, 2/15/2040 (a) (b)	57,265	55,573
Series 2021-SAVE, Class B, 1 mo. USD Term SOFR + 1.56%, 6.93%, 2/15/2040 (a) (b)	80,000	74,570
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (b)	500,000	453,510
Series 2019-C51, Class XA, IO, VRN, 1.32%, 6/15/2052 (a)	971,278	49,024
Series 2019-C52, Class XA, IO, VRN, 1.60%, 8/15/2052 (a)	2,854,572	175,031
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	237,542
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (a)	235,000	222,065
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $9,700,159)		8,487,778
SENIOR FLOATING RATE LOANS — 4.8%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 6.96%, 2/5/2027 (a)	160,000	159,734
Security Description	Principal Amount	Value
AIRLINES — 0.1%
Mileage Plus Holdings LLC 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.77%, 6/21/2027 (a)	$ 74,667	$ 77,333
BUILDING PRODUCTS — 0.1%
Ingersoll-Rand Services Co. 2020 USD Spinco Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.21%, 3/1/2027 (a)	83,430	83,768
CHEMICALS — 0.1%
Axalta Coating Systems U.S. Holdings, Inc. 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.50%, 7.87%, 12/20/2029 (a)	102,682	103,163
Element Solutions Inc. 2023 Term Loan B, 12/18/2030 (e)	125,000	125,469
		228,632
COMMERCIAL SERVICES — 0.2%
APi Group DE, Inc. 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 2.50%, 7.97%, 1/3/2029 (a)	94,814	95,009
Trans Union LLC 2019 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.11%, 11/16/2026 (a)	184,371	184,823
		279,832
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Aramark Services, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.97%, 4/6/2028 (a)	80,000	80,187
Aramark Services, Inc. 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.50%, 7.86%, 6/22/2030 (a)	79,600	79,886
		160,073
CONTAINERS & PACKAGING — 0.2%
Berry Global, Inc. 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.75%, 7.22%, 7/1/2029 (a)	234,413	234,974
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.72%, 2/11/2028 (a)	292,481	293,212

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Focus Financial Partners LLC 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.86%, 6/30/2028 (a)	$ 34,296	$ 34,359
Setanta Aircraft Leasing Designated Activity Co. Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.61%, 11/5/2028 (a)	250,000	251,076
Walker & Dunlop, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.71%, 12/16/2028 (a)	39,200	39,151
		324,586
ENTERTAINMENT — 0.4%
Flutter Entertainment PLC Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.70%, 11/25/2030 (a)	310,000	311,162
WMG Acquisition Corp. 2021 Term Loan G, 1 mo. USD Term SOFR + 2.13%, 7.48%, 1/20/2028 (a)	277,767	278,357
		589,519
FORESTRY — 0.3%
Asplundh Tree Expert LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.21%, 9/7/2027 (a)	414,295	415,275
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.47%, 2/22/2028 (a)	158,483	155,848
IQVIA, Inc. 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.00%, 7.35%, 1/2/2031 (a)	250,000	251,317
		407,165
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ICON Luxembourg Sarl LUX Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.86%, 7/3/2028 (a)	157,783	158,547
PRA Health Sciences, Inc. US Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.86%, 7/3/2028 (a)	39,311	39,502
		198,049
Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.0% (d)
Wyndham Hotels & Resorts, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.71%, 5/24/2030 (a)	$ 34,825	$ 34,958
HOUSEHOLD PRODUCTS — 0.2%
Reynolds Consumer Products LLC Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.21%, 2/4/2027 (a)	356,979	358,095
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.36%, 12/20/2030 (a)	365,328	365,801
INTERNET & TELECOM — 0.2%
Go Daddy Operating Co. LLC 2022 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/9/2029 (a)	304,668	306,055
IT SERVICES — 0.3%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 7.21%, 4/28/2028 (a)	414,384	415,195
LODGING — 0.0% (d)
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4, 1 mo. USD Term SOFR + 2.00%, 7.46%, 11/8/2030 (a)	75,000	75,355
MACHINERY — 0.0% (d)
Ali Group North America Corp. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.47%, 7/30/2029 (a)	67,811	68,006
MEDIA — 0.2%
Charter Communications Operating LLC 2019 Term Loan B2, 3 mo. USD Term SOFR + 1.75%, 7.13%, 2/1/2027 (a)	233,779	234,073
Nexstar Broadcasting, Inc. 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.97%, 9/18/2026 (a)	135,801	136,034
		370,107
PHARMACEUTICALS — 0.2%
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.54%, 11/15/2027 (a)	318,651	319,050

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Iron Mountain, Inc. 2018 Term Loan B, 1 mo. USD Term SOFR + 1.75% 7.22%, 1/2/2026(a)	$ 414,018	$ 414,225
RETAIL — 0.3%
1011778 BC ULC 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.61%, 9/20/2030 (a)	230,000	230,369
KFC Holding Co. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.22%, 3/15/2028 (a)	266,252	266,890
		497,259
SOFTWARE — 0.3%
Gen Digital, Inc. 2022 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.35%, 9/12/2029 (a)	220,266	220,851
SS&C Technologies, Inc. 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.22%, 4/16/2025 (a)	300,442	301,164
		522,015
SPECIALTY RETAIL — 0.2%
Pilot Travel Centers LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.46%, 8/4/2028 (a)	273,601	274,769
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,432,767)		7,473,042
	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (f) (g) (Cost $3,064,421)	3,064,421	3,064,421
TOTAL INVESTMENTS — 97.1% (Cost $154,037,976)		150,918,780
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		4,440,000
NET ASSETS — 100.0%		$ 155,358,780

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 33.3% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 24,163,847	$—	$ 24,163,847
Asset-Backed Securities	—	36,734,593	—	36,734,593
Foreign Government Obligations	—	493,136	—	493,136
U.S. Government Agency Obligations	—	5,025,747	—	5,025,747
U.S. Treasury Obligations	—	48,420,663	—	48,420,663
Mortgage-Backed Securities	—	17,055,553	—	17,055,553
Commercial Mortgage Backed Securities	—	8,487,778	—	8,487,778
Senior Floating Rate Loans	—	7,473,042	—	7,473,042
Short-Term Investment	3,064,421	—	—	3,064,421
TOTAL INVESTMENTS	$3,064,421	$147,854,359	$—	$150,918,780

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,869,754	$3,869,754	$31,034,863	$31,840,196	$—	$—	3,064,421	$3,064,421	$110,126
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.3%
AUSTRALIA — 0.3%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$ 200,000	$ 173,818
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2030	2,080,000	2,154,006
Glencore Funding LLC 1.63%, 4/27/2026 (a)	1,375,000	1,273,511
Macquarie Group Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	2,875,000	2,363,480
Westpac Banking Corp. 5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	2,645,000	2,147,370
		8,112,185
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,590,000	2,087,695
BRAZIL — 0.4%
Banco do Brasil SA 10 yr. CMT + 4.40%, 6.25%, 4/15/2024 (b)	400,000	392,284
Banco do Estado do Rio Grande do Sul SA VRN, 5 yr. CMT + 4.93%, 5.38%, 1/28/2031 (b)	500,000	464,795
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (b)	1,100,000	954,789
BRF SA 4.88%, 1/24/2030	600,000	527,544
Cosan Luxembourg SA 7.50%, 6/27/2030 (a)	600,000	625,104
Cosan Overseas Ltd. 8.25%, 2/5/2024	900,000	896,191
CSN Resources SA 5.88%, 4/8/2032	1,400,000	1,211,714
Guara Norte SARL 5.20%, 6/15/2034	771,111	702,775
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (b)	661,000	577,701
MARB BondCo PLC 3.95%, 1/29/2031	1,300,000	1,050,634
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031	193,250	151,388
Minerva Luxembourg SA:
4.38%, 3/18/2031	700,000	576,604
8.88%, 9/13/2033 (a)	1,000,000	1,059,820
MV24 Capital BV 6.75%, 6/1/2034	1,048,268	977,007
Security Description	Principal Amount	Value
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	$ 200,000	$ 194,176
Nexa Resources SA 5.38%, 5/4/2027	500,000	485,390
Petrobras Global Finance BV 6.75%, 6/3/2050	400,000	388,268
Rumo Luxembourg SARL 4.20%, 1/18/2032	200,000	170,608
Simpar Europe SA 5.20%, 1/26/2031	600,000	520,932
Unigel Luxembourg SA 8.75%, 10/1/2026 (c)	400,000	113,064
		12,040,788
CANADA — 0.5%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	76,876
Air Canada 3.88%, 8/15/2026 (a)	550,000	526,388
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,645,000	2,148,137
Bank of Nova Scotia Series MTN, 3.45%, 4/11/2025	3,875,000	3,794,516
Bombardier, Inc.:
7.88%, 4/15/2027 (a)	470,000	470,165
8.75%, 11/15/2030 (a)	470,000	500,790
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	591,003
6.00%, 6/1/2029 (a)	350,000	314,517
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	550,000	507,507
6.75%, 1/15/2031 (a)	285,000	293,633
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	380,000	370,504
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	680,000	630,571
Ontario Gaming GTA LP 8.00%, 8/1/2030 (a)	540,000	559,607
Parkland Corp.:
4.50%, 10/1/2029 (a)	435,000	401,009
4.63%, 5/1/2030 (a)	300,000	277,842
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	300,024
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	640,000	591,539
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	60,000	35,552
6.50%, 10/15/2027 (a)	95,000	44,636
Tervita Corp. 11.00%, 12/1/2025 (a)	237,000	248,748

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	$ 410,000	$ 412,522
Toronto-Dominion Bank Series MTN, 4.69%, 9/15/2027	2,130,000	2,130,511
		15,226,597
CAYMAN ISLANDS — 0.0% (d)
Global Aircraft Leasing Co. Ltd. PIK, 6.50%, 9/15/2024 (a)	749,188	705,413
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	1,000,000	860,640
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,393,614
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	900,000	713,097
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	419,440	395,519
Inversiones La Construccion SA 4.75%, 2/7/2032	900,000	753,246
VTR Comunicaciones SpA 5.13%, 1/15/2028	400,000	190,704
		4,306,820
CHINA — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,630,000	1,588,223
COLOMBIA — 0.3%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (a)	2,015,000	1,561,746
7.50%, 12/15/2028	412,499	391,528
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	427,386
Banco GNB Sudameris SA:
5 yr. CMT + 4.56%, 7.05%, 4/3/2027 (b)	100,000	96,589
5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	125,085
Bancolombia SA VRN, 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,700,000	1,572,160
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	730,970
Ecopetrol SA:
5.88%, 5/28/2045	200,000	157,064
5.88%, 11/2/2051	2,050,000	1,554,679
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029	1,400,000	1,192,254
Security Description	Principal Amount	Value
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	$ 364,000	$ 335,535
Geopark Ltd. 5.50%, 1/17/2027	700,000	619,227
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	600,000	525,018
Grupo Aval Ltd. 4.38%, 2/4/2030 (a)	300,000	252,804
Oleoducto Central SA 4.00%, 7/14/2027	300,000	277,839
		9,819,884
FRANCE — 0.0% (d)
Altice France SA 5.50%, 10/15/2029 (a)	460,000	360,461
GERMANY — 0.0% (d)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	325,000	318,776
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	600,000	559,662
CT Trust 5.13%, 2/3/2032	1,000,000	868,480
Millicom International Cellular SA:
5.13%, 1/15/2028	360,000	335,337
6.25%, 3/25/2029	360,000	341,766
6.63%, 10/15/2026	540,000	527,596
		2,632,841
HONG KONG — 0.0% (d)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	272,356
INDIA — 0.2%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	800,000	619,096
3.95%, 2/12/2030	349,000	285,724
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	710,000	581,747
Adani Ports & Special Economic Zone Ltd.:
3.83%, 2/2/2032	900,000	697,878
4.00%, 7/30/2027	200,000	178,144
4.20%, 8/4/2027	400,000	359,184
4.38%, 7/3/2029	400,000	344,736
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	600,000	550,500
4.25%, 5/21/2036	549,500	440,968
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	563,500	489,124
Network i2i Ltd. 5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	600,000	591,120

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
UPL Corp. Ltd.:
4.50%, 3/8/2028	$ 1,300,000	$ 1,152,420
4.63%, 6/16/2030	200,000	166,116
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	854,210
		7,310,967
INDONESIA — 0.2%
Freeport Indonesia PT:
5.32%, 4/14/2032 (a)	700,000	688,002
6.20%, 4/14/2052	200,000	198,612
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	400,000	395,200
5.45%, 5/15/2030	400,000	403,428
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	1,609,200	1,551,462
Minejesa Capital BV 5.63%, 8/10/2037	2,400,000	2,084,400
		5,321,104
IRELAND — 0.1%
Avolon Holdings Funding Ltd.:
2.13%, 2/21/2026 (a)	1,495,000	1,386,493
3.25%, 2/15/2027 (a)	810,000	750,173
		2,136,666
ISRAEL — 0.1%
Bank Hapoalim BM 5 yr. CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	1,000,000	864,760
Bank Leumi Le-Israel BM 5 yr. CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	500,000	451,325
		1,316,085
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd.:
PIK, 7.00%, 12/31/2099 (a)	643,886	48,292
PIK, 8.00%, 4/1/2025 (a) (c)	647,154	148,845
		197,137
KUWAIT — 0.0% (d)
MEGlobal BV 2.63%, 4/28/2028	700,000	629,055
MEGlobal Canada ULC 5.00%, 5/18/2025	200,000	197,480
		826,535
LUXEMBOURG — 0.0% (d)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	218,237
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	204,336
Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	$ 240,000	$ 229,713
		652,286
MALAYSIA — 0.0% (d)
TNB Global Ventures Capital Bhd. Series EMTN, 3.24%, 10/19/2026	200,000	190,552
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.03%, 6.63%, 1/24/2032 (b)	200,000	170,030
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,310,918
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	1,600,000	1,362,160
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 7.53%, 10/1/2028 (b)	500,000	523,685
BBVA Bancomer SA:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	1,300,000	1,179,516
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	800,000	747,624
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	281,530
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,600,000	1,515,568
5 yr. CMT + 5.16%, 9.13%, 3/14/2028 (a) (b)	200,000	212,826
Credito Real SAB de CV SOFOM ER 5 yr. CMT + 7.03%, 9.13%, 11/29/2027 (b) (c)	500,000	2,615
Industrias Penoles SAB de CV 4.15%, 9/12/2029	800,000	744,600
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	282,000	61,250
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	632,120	615,407
Petroleos Mexicanos 6.75%, 9/21/2047	700,000	460,460
Unifin Financiera SAB de CV 5 yr. CMT + 6.31%, 8.88%, 1/29/2025 (b) (c)	1,800,000	180
		9,188,369
NETHERLANDS — 0.0% (d)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	492,746

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PANAMA — 0.1%
Banco General SA 4.13%, 8/7/2027	$ 200,000	$ 187,608
Banistmo SA 4.25%, 7/31/2027	700,000	637,567
C&W Senior Financing DAC 6.88%, 9/15/2027	450,000	421,047
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	146,214
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (b)	700,000	624,484
Multibank, Inc. 7.75%, 2/3/2028 (a)	300,000	300,639
UEP Penonome II SA 6.50%, 10/1/2038 (a)	660,319	502,371
		2,819,930
PARAGUAY — 0.0% (d)
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	520,644	373,453
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	334,152
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	650,000	432,848
		1,140,453
PERU — 0.2%
Banco de Credito del Peru SA 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	946,100
Banco Internacional del Peru SAA Interbank:
3 mo. USD Term SOFR + 5.76%, 6.63%, 3/19/2029 (b)	437,000	434,815
VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,700,000	1,625,336
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	900,000	858,690
Fenix Power Peru SA 4.32%, 9/20/2027	265,882	248,914
Inkia Energy Ltd. 5.88%, 11/9/2027	931,000	889,282
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	200,000	182,406
Kallpa Generacion SA 4.13%, 8/16/2027	500,000	476,770
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	222,120	219,898
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	377,576
Security Description	Principal Amount	Value
Petroleos del Peru SA:
4.75%, 6/19/2032	$ 700,000	$ 500,430
5.63%, 6/19/2047	400,000	248,256
		7,008,473
SINGAPORE — 0.1%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	274,193	232,985
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	400,000	370,640
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,500,000	1,411,080
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	547,098
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,200,000	1,107,274
		3,669,077
SOUTH AFRICA — 0.0% (d)
Sasol Financing USA LLC:
4.38%, 9/18/2026	200,000	186,018
5.50%, 3/18/2031	1,200,000	1,009,032
		1,195,050
SOUTH KOREA — 0.0% (d)
Shinhan Financial Group Co. Ltd. VRN, 5 yr. CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	300,000	272,121
SPAIN — 0.0% (d)
Grifols SA 4.75%, 10/15/2028 (a)	640,000	581,914
UNITED STATES — 9.1%
AbbVie, Inc. 3.85%, 6/15/2024	2,105,000	2,088,013
Academy Ltd. 6.00%, 11/15/2027 (a)	1,155,000	1,140,401
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	675,000	552,103
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	297,694
AdaptHealth LLC 5.13%, 3/1/2030 (a)	355,000	279,602
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	735,000	744,871
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	2,245,000	1,626,637
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	307,211

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Air Lease Corp. 3.25%, 3/1/2025	$ 1,730,000	$ 1,684,691
Air Methods Corp. 8.00%, 5/15/2025 (a) (c)	78,000	686
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,070,000	1,613,172
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/2027 (a)	420,000	418,564
6.75%, 4/15/2028 (a)	580,000	593,816
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	490,000	487,976
9.75%, 7/15/2027 (a)	355,000	347,666
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	76,333
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	565,000	573,916
8.50%, 5/15/2029 (a)	585,000	618,795
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	590,000	575,498
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	137,237
American Express Co. 3.95%, 8/1/2025	2,035,000	2,002,521
American Tower Corp. 3.60%, 1/15/2028	1,355,000	1,291,315
Amgen, Inc.:
5.25%, 3/2/2030	520,000	534,732
5.75%, 3/2/2063	860,000	904,539
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	405,574
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	580,000	576,085
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	316,708
APi Group DE, Inc. 4.75%, 10/15/2029 (a)	475,000	445,474
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	310,000	240,892
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,797,000	1,706,503
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	178,787
Security Description	Principal Amount	Value
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	$ 625,000	$ 563,606
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	295,000	215,102
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	382,362
AT&T, Inc.:
2.25%, 2/1/2032	2,645,000	2,188,473
2.75%, 6/1/2031	625,000	547,575
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	445,000	403,797
Athene Holding Ltd. 3.95%, 5/25/2051	2,880,000	2,165,587
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	4,065,000	3,225,293
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	420,000	417,434
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	635,000	630,288
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a)	695,000	733,566
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	530,000	319,654
6.13%, 2/1/2027 (a)	185,000	124,845
11.00%, 9/30/2028 (a)	216,000	157,347
14.00%, 10/15/2030 (a)	28,000	15,625
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	545,000	526,753
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	540,000	553,700
Becton Dickinson & Co. 4.69%, 2/13/2028	1,915,000	1,923,962
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	3,265,000	2,569,522
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	238,020
Boeing Co. 2.95%, 2/1/2030	2,410,000	2,175,001
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	35,159
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	555,000	509,390
BP Capital Markets America, Inc. 4.89%, 9/11/2033	2,110,000	2,147,853
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	745,000	734,503
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,434,000	2,138,172

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc. 2.38%, 3/15/2031	$ 1,845,000	$ 1,514,062
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	400,000	361,020
5.00%, 3/1/2030 (a)	400,000	386,416
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (a)	465,000	420,379
Callon Petroleum Co. 7.50%, 6/15/2030 (a)	550,000	555,880
Calpine Corp.:
4.50%, 2/15/2028 (a)	610,000	580,372
4.63%, 2/1/2029 (a)	205,000	190,398
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	2,140,000	2,118,129
Carnival Corp.:
5.75%, 3/1/2027 (a)	725,000	706,491
7.00%, 8/15/2029 (a)	360,000	375,476
9.88%, 8/1/2027 (a)	595,000	624,696
Carrier Global Corp. 6.20%, 3/15/2054 (a)	200,000	231,890
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	140,000	72,078
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	205,000	179,055
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	380,000	309,012
4.50%, 8/15/2030 (a)	370,000	334,169
4.75%, 3/1/2030 (a)	755,000	690,629
4.75%, 2/1/2032 (a)	375,000	330,653
5.13%, 5/1/2027 (a)	925,000	895,011
Cedar Fair LP 5.25%, 7/15/2029	580,000	546,493
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	445,000	464,211
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	3,370,000	2,683,396
Cheniere Energy, Inc. 4.63%, 10/15/2028	2,195,000	2,142,452
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	645,000	632,687
Chord Energy Corp. 6.38%, 6/1/2026 (a)	520,000	521,144
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	244,199
6.00%, 1/15/2029 (a)	220,000	198,020
Citigroup, Inc. 3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	4,465,000	4,256,797
Security Description	Principal Amount	Value
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	$ 700,000	$ 732,109
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	560,000	576,548
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	192,388
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	139,391
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	180,000	149,431
9.00%, 9/15/2028 (a)	185,000	193,064
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	580,000	558,540
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	205,000	201,618
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	487,311
CNX Resources Corp. 6.00%, 1/15/2029 (a)	605,000	581,435
Coherent Corp. 5.00%, 12/15/2029 (a)	255,000	242,329
Comcast Corp. 2.94%, 11/1/2056	3,226,000	2,126,482
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	92,609
CommScope, Inc. 4.75%, 9/1/2029 (a)	335,000	226,922
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	290,000	237,835
Constellation Brands, Inc. 2.88%, 5/1/2030	2,385,000	2,136,244
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	335,000	277,065
Coty, Inc.:
5.00%, 4/15/2026 (a)	1,035,000	1,019,992
6.50%, 4/15/2026 (a)	245,000	245,198
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 7/15/2030 (a)	645,000	662,828
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	961,844
Crown Castle, Inc. 4.30%, 2/15/2029	2,240,000	2,158,128
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	308,207
6.50%, 2/1/2029 (a)	445,000	395,618

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	$ 385,000	$ 384,642
CSX Corp. 3.35%, 9/15/2049	2,815,000	2,129,773
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	280,000	265,026
CVS Health Corp.:
5.13%, 2/21/2030	530,000	538,379
5.30%, 6/1/2033	1,070,000	1,098,312
5.88%, 6/1/2053	1,015,000	1,069,414
Dana, Inc.:
4.25%, 9/1/2030	95,000	84,998
5.38%, 11/15/2027	125,000	124,184
5.63%, 6/15/2028	650,000	644,241
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	270,000	267,700
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	320,000	300,477
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	149,489
5.75%, 12/1/2028 (a)	555,000	448,756
5.88%, 11/15/2024	65,000	61,241
Dollar General Corp.:
3.50%, 4/3/2030	2,355,000	2,170,297
4.25%, 9/20/2024	1,060,000	1,048,181
Dollar Tree, Inc. 4.00%, 5/15/2025	1,933,000	1,898,709
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	400,000	360,244
DTE Energy Co.:
4.22%, 11/1/2024 (e)	1,060,000	1,046,474
4.88%, 6/1/2028	2,135,000	2,153,212
Duke Energy Carolinas LLC 3.55%, 3/15/2052	890,000	682,274
Duke Energy Corp.:
2.65%, 9/1/2026	3,375,000	3,202,639
5.00%, 8/15/2052	340,000	317,937
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	730,000	681,243
Elevance Health, Inc. 4.10%, 5/15/2032	2,290,000	2,185,805
Embarq Corp. 8.00%, 6/1/2036	225,000	138,758
Encompass Health Corp.:
4.50%, 2/1/2028	635,000	608,914
4.63%, 4/1/2031	455,000	418,882
4.75%, 2/1/2030	60,000	56,455
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc. 6.13%, 4/1/2029 (a) (c)	170,000	108,644
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	235,000	235,409
Security Description	Principal Amount	Value
Energy Transfer LP:
4.75%, 1/15/2026	$ 1,065,000	$ 1,057,694
5.00%, 5/15/2044	1,210,000	1,063,372
Entergy Louisiana LLC 4.75%, 9/15/2052	710,000	653,122
EQM Midstream Partners LP:
4.75%, 1/15/2031 (a)	395,000	368,843
6.50%, 7/1/2027 (a)	540,000	551,162
Equinix, Inc.:
2.95%, 9/15/2051	1,926,000	1,287,608
3.90%, 4/15/2032	1,185,000	1,100,581
Essential Utilities, Inc. 3.35%, 4/15/2050	3,020,000	2,150,693
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	580,000	528,566
Exelon Corp. 5.15%, 3/15/2028	1,365,000	1,385,420
Expedia Group, Inc.:
3.80%, 2/15/2028	2,785,000	2,681,732
5.00%, 2/15/2026	1,585,000	1,585,380
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	430,000	420,850
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	405,000	355,529
Ford Motor Co. 3.25%, 2/12/2032	1,320,000	1,098,161
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	580,000	597,481
Fortress Transportation & Infrastructure Investors LLC 7.88%, 12/1/2030 (a)	700,000	729,498
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	384,820
4.63%, 8/1/2030	300,000	293,280
5.25%, 9/1/2029	700,000	709,310
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	230,988
5.88%, 10/15/2027 (a)	125,000	120,650
5.88%, 11/1/2029	225,000	190,656
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	185,000	174,546
Gap, Inc. 3.88%, 10/1/2031 (a)	395,000	325,448
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,225,000	1,088,388
3.10%, 1/12/2032	520,000	443,014
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,138,000	2,100,649

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.43%, 6.81%, 5/15/2026 (b)	$ 4,160,000	$ 4,181,590
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	470,000	427,991
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	210,000	139,031
Griffon Corp. 5.75%, 3/1/2028	430,000	422,716
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	665,000	616,894
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	200,000	212,188
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	2,305,000	2,119,148
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	177,063
Halliburton Co. 4.85%, 11/15/2035	885,000	871,194
HCA, Inc.:
4.13%, 6/15/2029	1,130,000	1,081,297
5.13%, 6/15/2039	1,165,000	1,111,026
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	575,000	525,245
Hertz Corp. 5.00%, 12/1/2029 (a)	125,000	102,579
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	380,000	351,264
5.13%, 6/15/2028 (a)	365,000	352,619
5.50%, 10/15/2030 (a)	310,000	301,639
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	835,000	836,753
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	290,000	28,008
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	285,900
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 11/1/2028 (a)	540,000	538,952
8.38%, 11/1/2033 (a)	115,000	122,308
Host Hotels & Resorts LP Series I, 3.50%, 9/15/2030	2,452,000	2,193,657
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	475,083
Hyundai Capital America 5.68%, 6/26/2028 (a)	1,585,000	1,616,003
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	348,352
Security Description	Principal Amount	Value
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	$ 410,000	$ 395,400
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	423,934
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	2,685,000	2,154,337
IQVIA, Inc. 6.25%, 2/1/2029 (a)	720,000	751,882
Iron Mountain, Inc.:
7.00%, 2/15/2029 (a)	470,000	484,561
REIT, 4.50%, 2/15/2031 (a)	580,000	526,872
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	2,215,000	2,261,559
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.75%, 12/1/2031	300,000	258,114
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	590,000	565,668
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	2,560,000	2,166,605
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	2,535,000	2,170,720
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	1,060,000	1,060,095
Kinder Morgan, Inc. 5.20%, 6/1/2033	2,155,000	2,143,385
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	369,465
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	310,000	287,088
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	339,255
Level 3 Financing, Inc. 10.50%, 5/15/2030 (a)	420,000	409,874
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	318,825
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	145,000	107,294
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	505,000	517,807
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	140,000	103,760
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	295,171

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc. 4.40%, 9/8/2025	$ 2,440,000	$ 2,424,116
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	350,000	335,598
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	155,000	98,296
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	351,615
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	265,000	254,768
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	570,000	519,920
5.88%, 6/30/2029 (a)	220,000	194,084
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,465,000	2,137,993
Marvell Technology, Inc. 1.65%, 4/15/2026	1,710,000	1,592,010
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,380,000	1,738,590
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	756,640
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	365,000	350,980
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	565,000	544,880
Medline Borrower LP 5.25%, 10/1/2029 (a)	795,000	750,774
Merck & Co., Inc. 4.50%, 5/17/2033	760,000	765,419
Meta Platforms, Inc. 5.60%, 5/15/2053	1,960,000	2,127,933
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	720,000	651,874
MetLife, Inc. 5.25%, 1/15/2054	2,110,000	2,171,633
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	360,000	287,024
7.88%, 5/1/2029 (a)	200,000	127,328
Microsoft Corp. 2.92%, 3/17/2052	1,440,000	1,060,805
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	414,299
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	565,000	462,294
Monongahela Power Co. 5.40%, 12/15/2043 (a)	1,150,000	1,125,620
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	5,395,000	4,282,389
MPLX LP 1.75%, 3/1/2026	910,000	851,360
Security Description	Principal Amount	Value
Murphy Oil USA, Inc. 4.75%, 9/15/2029	$ 285,000	$ 270,650
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	180,000	172,440
Nabors Industries, Inc. 9.13%, 1/31/2030 (a)	375,000	378,086
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	447,936
Navient Corp. 5.00%, 3/15/2027	285,000	275,227
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	386,010
8.38%, 2/1/2028 (a)	275,000	291,544
NetApp, Inc. 1.88%, 6/22/2025	1,660,000	1,579,175
News Corp. 5.13%, 2/15/2032 (a)	155,000	147,923
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	950,000	941,725
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	465,000	469,822
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 4/15/2026	110,000	109,274
Novelis Corp. 4.75%, 1/30/2030 (a)	455,000	428,683
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	785,000	675,257
NuStar Logistics LP 6.00%, 6/1/2026	550,000	548,455
Occidental Petroleum Corp. 6.63%, 9/1/2030	1,010,000	1,075,155
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	400,000	361,640
6.25%, 10/1/2029 (a)	200,000	178,470
Omnicom Group, Inc. 2.45%, 4/30/2030	2,460,000	2,139,044
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	234,105
7.13%, 3/15/2026	324,000	330,166
ONEOK, Inc. 6.63%, 9/1/2053	950,000	1,065,130
Oracle Corp.:
3.80%, 11/15/2037	260,000	221,247
6.25%, 11/9/2032	165,000	179,426
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	515,000	527,314
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13%, 4/30/2031 (a)	770,000	656,379

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	$ 415,000	$ 438,290
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	530,000	506,950
Pacific Gas & Electric Co. 2.50%, 2/1/2031	1,315,000	1,086,151
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	516,995
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	850,000	793,033
Parker-Hannifin Corp. 4.25%, 9/15/2027	535,000	530,356
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	240,000	234,454
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	90,000	45,900
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a)	210,000	180,165
5.63%, 1/15/2027 (a)	185,000	179,776
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	279,276
7.88%, 12/15/2029 (a)	340,000	350,652
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.20%, 4/1/2027 (a)	1,105,000	1,068,568
PepsiCo, Inc. 3.60%, 2/18/2028	655,000	641,219
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	380,000	348,673
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	560,000	577,567
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	625,000	587,656
7.75%, 2/15/2029 (a)	1,000,000	974,630
Philip Morris International, Inc. 5.50%, 9/7/2030	2,405,000	2,494,586
Pike Corp.:
5.50%, 9/1/2028 (a)	560,000	533,445
8.63%, 1/31/2031 (a)	285,000	299,786
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	90,000	83,120
5.50%, 12/15/2029 (a)	140,000	135,208
Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	$ 260,000	$ 205,933
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	217,877
Qorvo, Inc. 1.75%, 12/15/2024	770,000	738,368
Quanta Services, Inc. 2.35%, 1/15/2032	2,620,000	2,172,242
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	120,000	91,510
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	95,000	48,637
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25%, 4/15/2030 (a)	290,000	216,418
Realty Income Corp. 5.05%, 1/13/2026	1,055,000	1,054,472
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	195,000	194,407
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	555,000	515,218
Royal Caribbean Cruises Ltd.:
5.50%, 8/31/2026 (a)	420,000	416,413
7.25%, 1/15/2030 (a)	70,000	73,093
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	160,000	128,872
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	575,000	537,343
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,375,000	1,380,844
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	2,340,000	2,145,920
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	555,000	518,725
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	380,000	340,039
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	170,000	150,030
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	360,000	381,989
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	609,556
Select Medical Corp. 6.25%, 8/15/2026 (a)	490,000	492,925

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	$ 1,025,000	$ 993,358
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	289,596
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	195,000	168,406
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	2,230,000	2,142,428
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	468,614
Southern Co. Series A, 3.70%, 4/30/2030	2,295,000	2,164,093
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	399,010
5.38%, 2/1/2029	410,000	399,213
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	670,000	641,277
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	355,000	381,721
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	655,000	623,881
6.13%, 7/1/2029 (a)	285,000	270,371
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	680,000	623,914
Staples, Inc.:
7.50%, 4/15/2026 (a)	195,000	181,916
10.75%, 4/15/2027 (a)	145,000	105,838
Station Casinos LLC 4.63%, 12/1/2031 (a)	295,000	267,332
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	630,000	576,236
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	459,612
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	139,988
6.00%, 4/15/2027	170,000	170,568
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	165,000	118,582
Sysco Corp. 3.25%, 7/15/2027	1,120,000	1,071,325
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	228,937
6.13%, 6/15/2030	745,000	753,299
6.25%, 2/1/2027	245,000	245,747
T-Mobile USA, Inc. 2.25%, 2/15/2026	3,355,000	3,180,574
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	150,331
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	445,000	436,572
Security Description	Principal Amount	Value
TransDigm, Inc.:
5.50%, 11/15/2027	$ 520,000	$ 510,463
6.88%, 12/15/2030 (a)	565,000	581,747
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	352,500	352,098
Transocean, Inc. 8.00%, 2/1/2027 (a)	245,000	241,009
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	355,000	382,640
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	330,000	289,572
Truist Financial Corp. Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	985,000	972,471
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	515,000	489,909
7.25%, 1/15/2032 (a)	1,090,000	1,138,734
United Airlines, Inc. 4.63%, 4/15/2029 (a)	745,000	694,273
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	325,000	263,114
UnitedHealth Group, Inc. 4.25%, 1/15/2029	4,305,000	4,295,787
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	280,000	284,018
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	325,000	289,816
7.38%, 6/30/2030 (a)	125,000	124,969
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	150,490
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	378,728
8.38%, 6/1/2031 (a)	245,000	245,054
9.88%, 2/1/2032 (a)	290,000	301,997
Veralto Corp. 5.35%, 9/18/2028 (a)	1,050,000	1,076,250
Verizon Communications, Inc. 1.75%, 1/20/2031	2,664,000	2,192,472
Viatris, Inc. 1.65%, 6/22/2025	670,000	634,497
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	290,000	242,394
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	852,722
9.13%, 7/15/2031 (a)	510,000	546,108
Virtusa Corp. 7.13%, 12/15/2028 (a)	130,000	111,735
Vistra Operations Co. LLC 7.75%, 10/15/2031 (a)	845,000	877,803
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	556,737

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	$ 480,000	$ 465,874
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	225,000	234,119
8.63%, 4/30/2030 (a)	510,000	531,644
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	2,235,000	2,129,553
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	855,000	849,271
Welltower OP LLC 2.05%, 1/15/2029	2,475,000	2,178,272
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	100,000	30,241
Williams Cos., Inc. 3.75%, 6/15/2027	886,000	854,069
Workday, Inc. 3.70%, 4/1/2029	2,235,000	2,146,472
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	529,932
WRKCo, Inc. 3.75%, 3/15/2025	2,145,000	2,104,502
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	546,876
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,036,091
6.38%, 8/15/2025 (a)	265,000	264,467
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	706,037
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	363,086
		289,673,937
VIETNAM — 0.0% (d)
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	230,573	213,999
TOTAL CORPORATE BONDS & NOTES (Cost $411,009,186)		391,679,440
ASSET-BACKED SECURITIES — 12.4%
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 5.77%, 7/25/2036 (b)	8,405,993	2,048,540
Security Description	Principal Amount	Value
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.39%, 5.75%, 2/25/2037 (b)	$ 2,755,718	$ 1,095,541
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 1.51%, 6.87%, 12/18/2037 (a) (b)	3,000,000	2,918,844
Affirm Asset Securitization Trust:
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	3,000,000	2,952,621
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,755,223
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,330,551
AIMCO CLO 11 Ltd. Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.39%, 6.79%, 10/17/2034 (a) (b)	2,000,000	1,998,300
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	5,000,000	4,949,636
Allegro CLO II-S Ltd. Series 2014-1RA, Class A1, 3 mo. USD Term SOFR + 1.34%, 6.75%, 10/21/2028 (a) (b)	183,467	183,063
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.85%, 5/25/2034 (e)	4,804,032	3,269,809
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,683,476
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,601,038
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,734,732
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,207,151
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,399,386
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 6.87%, 10/15/2034 (a) (b)	2,000,000	1,990,400

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 7.29%, 11/17/2038 (a) (b)	$ 300,000	$ 287,962
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 5.65%, 7/25/2036 (b)	17,469,015	4,363,401
Bain Capital Credit CLO Ltd.:
Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 6.63%, 4/23/2031 (a) (b)	475,052	474,739
Series 2019-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.36%, 8.77%, 10/21/2034 (a) (b)	1,000,000	959,654
Series 2020-5A, Class D, ABS, 3 mo. USD Term SOFR + 3.81%, 9.23%, 1/20/2032 (a) (b)	2,500,000	2,480,462
Series 2021-6A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.82%, 10/21/2034 (a) (b)	3,000,000	2,978,100
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 8.61%, 7/24/2036 (a) (b)	2,000,000	1,998,994
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,890,627	3,229,337
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.29%, 10/25/2036 (b)	16,229,606	10,529,260
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 6.58%, 3/15/2036 (a) (b)	540,484	531,067
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 8.66%, 7/15/2030 (a) (b)	1,000,000	977,942
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 8.76%, 4/15/2034 (a) (b)	2,000,000	1,941,370
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 6.26%, 11.66%, 4/15/2034 (a) (b)	1,000,000	944,073
Security Description	Principal Amount	Value
Series 2022-2A, Class A2, 3 mo. USD Term SOFR + 2.00%, 7.42%, 4/20/2035 (a) (b)	$ 2,000,000	$ 1,987,374
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 7.99%, 10/15/2036 (a) (b)	3,000,000	2,999,862
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 8.39%, 10/15/2036 (a) (b)	2,000,000	1,995,688
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 8.14%, 10/25/2031 (a) (b)	1,000,000	989,038
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 8.29%, 1/20/2035 (a) (b)	2,550,000	2,518,380
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 9.21%, 7/16/2030 (a) (b)	1,000,000	992,600
Series 2021-1A, Class E, ABS, 3 mo. USD Term SOFR + 6.26%, 11.64%, 4/25/2033 (a) (b)	500,000	479,302
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 7.31%, 10/15/2034 (a) (b)	1,000,000	987,500
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 7.41%, 4/21/2035 (a) (b)	2,000,000	1,983,400
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	5,000,000	4,556,111
DataBank Issuer Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,772,205
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	4,000,000	3,918,957
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 7.06%, 1/15/2031 (a) (b)	1,626,877	1,603,775
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 9.01%, 7/15/2035 (a) (b)	1,500,000	1,449,150

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1, ABS, 3 mo. USD Term SOFR + 3.26%, 8.68%, 1/20/2034 (a) (b)	$ 1,500,000	$ 1,487,885
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	1,000,000	967,151
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,388,627
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 8.56%, 7/15/2030 (a) (b)	1,000,000	983,200
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 5.75%, 3/25/2037 (b)	8,751,409	4,452,876
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,849,894
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,862,035
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,699,642
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,292,699
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	1,556,700	1,540,861
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 6.69%, 5/16/2038 (a) (b)	1,932,942	1,903,924
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	1,053,650	955,843
Galaxy XXII CLO Ltd. Series 2016-22A, Class CRR, 3 mo. USD Term SOFR + 2.41%, 7.81%, 4/16/2034 (a) (b)	500,000	492,350
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.66%, 7/15/2031 (a) (b)	2,100,000	2,033,881
Security Description	Principal Amount	Value
GLS Auto Receivables Issuer Trust Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	$ 2,432,027	$ 2,398,009
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 9.74%, 10/20/2036 (a) (b)	1,000,000	998,138
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,358,049
Greystone CRE Notes Ltd. Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 7.13%, 7/15/2039 (a) (b)	2,925,000	2,781,532
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,134,183	817,087
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 6.07%, 3/25/2037 (b)	5,659,156	2,270,243
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,610,750	1,496,901
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 8.07%, 7/15/2036 (a) (b)	1,000,000	1,004,003
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 8.57%, 7/15/2036 (a) (b)	1,000,000	996,773
Jamestown CLO XII Ltd. Series 2019-1A, Class A2, ABS, 3 mo. USD Term SOFR + 2.41%, 7.83%, 4/20/2032 (a) (b)	1,000,000	997,700
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,972,415	1,794,607
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR - 5.25%, 10.62%, 10/20/2036 (a) (b)	5,000,000	5,005,275
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.93%, 11/15/2038 (a) (b)	2,864,000	2,822,008
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.53%, 4/20/2031 (a) (b)	1,435,000	1,390,802

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	$ 2,142,823	$ 2,089,084
LendingPoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	2,044,370	2,017,250
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.66%, 4/19/2033 (a) (b)	1,000,000	986,883
Madison Park Funding XVII Ltd. Series 2015-17A, Class DR, 3 mo. USD Term SOFR + 3.86%, 9.27%, 7/21/2030 (a) (b)	1,000,000	992,500
Magnetite XXIX Ltd. Series 2021-29A, Class E, ABS, 3 mo. USD Term SOFR + 6.01%, 11.41%, 1/15/2034 (a) (b)	500,000	492,444
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 11.66%, 7/15/2034 (a) (b)	500,000	492,921
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 mo. USD Term SOFR + 1.76%, 7.16%, 12/18/2030 (a) (b)	3,500,000	3,463,600
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 5.67%, 7/25/2037 (b)	3,775,259	720,231
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 5.77%, 7/25/2037 (b)	5,225,170	1,000,632
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.51%, 3/25/2037 (b)	32,350,094	8,250,969
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	4,001,824
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 6.55%, 10/16/2036 (a) (b)	1,616,186	1,593,138
MKS CLO Ltd. Series 2017-1A, Class AR, 3 mo. USD Term SOFR + 1.26%, 6.68%, 7/20/2030 (a) (b)	312,996	312,182
Security Description	Principal Amount	Value
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	$ 139,872	$ 128,122
MP CLO III Ltd. Series 2013-1A, Class CR, 3 mo. USD Term SOFR + 2.26%, 7.68%, 10/20/2030 (a) (b)	1,000,000	976,100
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	563,058	514,388
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	938,430	855,922
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 8.41%, 4/16/2033 (a) (b)	1,500,000	1,463,187
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 8.49%, 4/14/2035 (a) (b)	500,000	483,200
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 9.11%, 10/13/2031 (a) (b)	1,000,000	881,518
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 8.61%, 7/15/2030 (a) (b)	500,000	471,000
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.56%, 8.98%, 3/17/2030 (a) (b)	1,000,000	940,236
Octagon Investment Partners 31 Ltd. Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.66%, 9.08%, 7/20/2030 (a) (b)	1,000,000	989,780
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 9.03%, 1/20/2035 (a) (b)	500,000	472,800
Octagon Investment Partners 49 Ltd. Series 2020-5A, Class D, ABS, 3 mo. USD Term SOFR + 3.66%, 9.06%, 1/15/2033 (a) (b)	3,200,000	3,133,760

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Octagon Investment Partners 51 Ltd.:
Series 2021-1A, Class A, ABS, 3 mo. USD Term SOFR + 1.41%, 6.83%, 7/20/2034 (a) (b)	$ 1,385,000	$ 1,378,906
Series 2021-1A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.63%, 7/20/2034 (a) (b)	500,000	489,991
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R3, 3 mo. USD Term SOFR + 1.66%, 7.04%, 2/14/2031 (a) (b)	500,000	492,768
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03%, 10/15/2029 (a)	2,826,354	2,783,223
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	4,499,405	4,338,087
Series 2022-2, Class A, 4.97%, 1/15/2030 (a)	1,071,036	1,064,379
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	1,173,524	1,178,346
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	4,204,928	4,227,500
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 7.78%, 10/20/2031 (a) (b)	4,000,000	3,918,400
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD SOFR + 3.11%, 8.47%, 3/25/2026 (a) (b)	1,300,000	1,282,539
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 8.91%, 7/15/2031 (a) (b)	500,000	480,147
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (e)	3,617,174	3,536,004
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (e)	11,919,508	11,517,140
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,965,491	7,196,314
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,693,810	2,605,715
Series 2023-SFR2, Class A, 4.50%, 10/17/2028 (a)	9,400,000	9,040,228
Prosper Marketplace Issuance Trust Series 2023-1A, Class A, 7.06%, 7/16/2029 (a)	4,821,226	4,842,817
Security Description	Principal Amount	Value
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 7.81%, 10/15/2030 (a) (b)	$ 2,250,000	$ 2,216,700
Ready Capital Mortgage Financing LLC Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.34%, 7.69%, 5/25/2038 (a) (b)	1,735,510	1,735,500
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.84%, 4/20/2034 (a) (b)	850,000	847,280
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.83%, 1/20/2035 (a) (b)	4,500,000	4,480,200
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (e)	8,664,451	3,373,215
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	998,076	851,468
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.20%, 5.56%, 5/25/2037 (b)	3,449,409	1,815,424
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.31%, 5.67%, 5/25/2037 (b)	23,969,405	12,628,328
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 5.65%, 5/25/2037 (b)	33,183,341	23,722,142
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 8.68%, 7/15/2030 (a) (b)	1,080,000	1,051,488
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,682,929	1,447,746
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 6.71%, 1/26/2031 (a) (b)	436,560	436,051

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sound Point CLO Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 8.27%, 7/26/2036 (a) (b)	$ 1,000,000	$ 1,008,000
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 8.82%, 7/26/2036 (a) (b)	500,000	501,850
Sound Point CLO XII Ltd. Series 2016-2A, Class DR, ABS, 3 mo. USD Term SOFR + 4.11%, 9.53%, 10/20/2028 (a) (b)	1,000,000	995,915
Sound Point CLO XIV Ltd. Series 2016-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.91%, 9.32%, 1/23/2029 (a) (b)	1,000,000	995,355
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.59%, 7/26/2031 (a) (b)	500,000	485,850
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 12.13%, 7/15/2034 (a) (b)	1,000,000	797,852
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 9.03%, 7/20/2034 (a) (b)	500,000	458,545
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 9.29%, 1/25/2032 (a) (b)	4,000,000	3,875,748
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 8.68%, 4/25/2035 (a) (b)	700,000	643,020
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	439,234	398,829
Steele Creek CLO Ltd. Series 2017-1A, Class A, 3 mo. USD Term SOFR + 1.51%, 6.91%, 10/15/2030 (a) (b)	856,674	855,645
Stratus CLO Ltd. Series 2021-1A, Class C, 3 mo. USD Term SOFR + 2.01%, 7.43%, 12/29/2029 (a) (b)	1,000,000	982,500
Security Description	Principal Amount	Value
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 5.81%, 12/25/2036 (b)	$ 582,633	$ 563,487
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,195,260	976,006
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,465,298	2,091,196
Tesla Auto Lease Trust Series 2021-B, Class B, 0.91%, 9/22/2025 (a)	3,250,000	3,168,204
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	3,220,670	3,247,059
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 6.81%, 4/15/2035 (a) (b)	2,150,000	2,136,670
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,846,875	3,293,069
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,538,750	1,309,726
Tricon Residential Trust Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,990,776	9,865,489
Trimaran Cavu Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 9.44%, 1/18/2035 (a) (b)	1,500,000	1,482,576
TRTX Issuer Ltd. Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 6.68%, 3/15/2038 (a) (b)	1,012,278	998,284
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	956,411	923,546
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	503,396	499,306
Series 2021-3, Class B, 1.66%, 7/20/2031 (a)	1,302,968	1,288,836
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	6,500,000	6,339,918
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	2,679,431	2,681,587

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Valley Stream Park CLO Ltd. Series 2022-1A, Class DR, 3 mo. USD Term SOFR - 4.15%, 9.57%, 10/20/2034 (a) (b)	$ 500,000	$ 498,614
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	3,394,253	3,332,226
Venture 39 CLO Ltd. Series 2020-39A, Class D, ABS, 3 mo. USD Term SOFR + 4.51%, 9.91%, 4/15/2033 (a) (b)	1,750,000	1,737,050
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (e)	1,068,663	1,038,965
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 7.56%, 10/15/2030 (a) (b)	1,000,000	970,700
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 7.76%, 4/17/2030 (a) (b)	1,250,000	1,246,375
Series 2017-3A, Class A2AR, 3 mo. USD Term SOFR + 1.81%, 7.23%, 4/20/2034 (a) (b)	1,005,000	986,207
Series 2017-3A, Class CR, ABS, 3 mo. USD Term SOFR + 3.41%, 8.83%, 4/20/2034 (a) (b)	1,000,000	971,925
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.33%, 5.69%, 2/25/2037 (b)	12,922,095	3,753,245
Wellfleet CLO Ltd.:
Series 2017-3A, Class A2, 3 mo. USD Term SOFR + 1.76%, 7.16%, 1/17/2031 (a) (b)	1,700,000	1,661,611
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 7.96%, 7/15/2034 (a) (b)	1,550,000	1,496,012
Wellfleet CLO X Ltd. Series 2019-XA, Class A2R, 3 mo. USD Term SOFR + 2.01%, 7.43%, 7/20/2032 (a) (b)	3,500,000	3,429,737
Security Description	Principal Amount	Value
Wind River CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.06%, 7.44%, 11/1/2031 (a) (b)	$ 3,000,000	$ 2,979,000
TOTAL ASSET-BACKED SECURITIES (Cost $423,428,208)		396,757,461
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
COLOMBIA — 0.1%
Colombia Government International Bonds:
4.13%, 5/15/2051	1,700,000	1,129,795
5.00%, 6/15/2045	900,000	696,111
		1,825,906
DOMINICAN REPUBLIC — 0.0% (d)
Dominican Republic International Bonds 8.63%, 4/20/2027	350,000	366,835
MEXICO — 0.1%
Mexico Government International Bonds:
2.66%, 5/24/2031	800,000	676,337
6.34%, 5/4/2053	2,000,000	2,039,789
		2,716,126
PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	500,000	469,480
Panama Government International Bonds:
2.25%, 9/29/2032	200,000	146,249
3.87%, 7/23/2060	1,000,000	598,265
4.30%, 4/29/2053	400,000	267,796
4.50%, 4/1/2056	400,000	268,762
		1,750,552
PERU — 0.0% (d)
Corp. Financiera de Desarrollo SA 3 mo. USD Term SOFR - 5.61%, 5.25%, 7/15/2029 (b)	1,000,000	988,627
SOUTH AFRICA — 0.0% (d)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	607,824
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,899,725)		8,255,870

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (d)
UNITED STATES — 0.0% (d)
Bright Bidco BV (f) (g)	710	$ 462
Envision Healthcare Corp. (f) (g)	2,187	18,589
Phoenix Services International LLC (f) (g)	$ 7,665	54,192
		73,243
TOTAL COMMON STOCKS (Cost $58,944)		73,243
	Principal Amount
SENIOR FLOATING RATE LOANS — 1.9%
ADVERTISING SERVICES — 0.0% (d)
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.95%, 12/17/2026 (b)	$ 149,985	139,486
AEROSPACE & DEFENSE — 0.0% (d)
Dynasty Acquisition Co., Inc.:
2023 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/24/2028 (b)	285,678	286,774
2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/24/2028 (b)	122,434	122,903
Spirit Aerosystems, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.63%, 1/15/2027 (b)	79,000	79,362
TransDigm, Inc.:
2023 Term Loan I, 3 mo. USD Term SOFR + 3.25%, 8.61%, 8/24/2028 (b)	407,000	409,362
2023 Term Loan J, 3 mo. USD Term SOFR + 3.25%, 8.60%, 2/14/2031 (b)	120,000	120,681
		1,019,082
AIR FREIGHT & LOGISTICS — 0.0% (d)
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.36%, 7/26/2028 (b)	62,300	61,231
AIRLINES — 0.1%
Air Canada, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.14%, 8/11/2028 (b)	192,075	192,900
Security Description	Principal Amount	Value
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.43%, 4/20/2028 (b)	$ 279,000	$ 287,044
2023 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.87%, 6/4/2029 (b)	313,106	314,170
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.46%, 12/11/2026 (b)	207,755	207,723
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.77%, 6/21/2027 (b)	353,500	366,125
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.17%, 10/20/2027 (b)	172,000	176,389
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.22%, 4/21/2028 (b)	402,330	404,341
		1,948,692
AUTO COMPONENTS — 0.0% (d)
Clarios Global LP, 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.11%, 5/6/2030 (b)	408,975	410,406
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.36%, 10/4/2028 (b)	149,179	148,620
		559,026
BEVERAGES — 0.0% (d)
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/31/2028 (b)	397,861	394,877
BROADCAST SERV/PROGRAM — 0.0% (d)
EW Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 8.03%, 5/1/2026 (b)	190,354	190,057
BUILDING MATERIALS — 0.0% (d)
Quikrete Holdings, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.22%, 3/19/2029 (b)	144,266	144,867

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tamko Building Products LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.87%, 9/20/2030 (b)	$ 139,650	$ 140,494
		285,361
BUILDING PRODUCTS — 0.0% (d)
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 11/3/2028 (b)	198,985	198,772
Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 4/12/2028 (b)	129,005	129,260
		328,032
CAPITAL MARKETS — 0.0% (d)
Focus Financial Partners LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/30/2028 (b)	49,875	50,067
CHEMICALS — 0.1%
Hexion Holdings Corp., 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.02%, 3/15/2029 (b)	134,332	129,414
Illuminate Buyer LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.97%, 6/30/2027 (b)	696,131	698,264
Ineos U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.86%, 2/18/2030 (b)	313,413	314,196
Nouryon Finance BV, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.47%, 4/3/2028 (b)	229,087	230,268
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.36%, 11/9/2028 (b)	251,736	251,579
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.81%, 4/23/2029 (b)	213,210	204,838
Polar U.S. Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.24%, 10/15/2025 (b)	154,390	105,989
PQ Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.98%, 6/9/2028 (b)	291,024	291,862
Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.11%, 10/26/2026 (b)	$ 24,750	$ 23,946
		2,250,356
COMMERCIAL SERVICES — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 5/12/2028 (b)	403,872	402,826
APX Group, Inc., 2021 Term Loan B, 3 U.S. (Fed) Prime Rate + 3.25%, 11.75%, 7/10/2028 (b)	275,784	276,301
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (b)	347,714	339,311
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 8/16/2028 (b)	249,429	249,429
GTCR W Merger Sub LLC, USD Term Loan B (h)	340,000	341,913
Homeserve USA Holding Corp., Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.36%, 10/21/2030 (b)	245,000	246,072
Mavis Tire Express Services Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/4/2028 (b)	1,251,520	1,255,431
OMNIA Partners LLC, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.63%, 7/25/2030 (b)	132,548	133,543
PECF USS Intermediate Holding III Corp., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.61%, 12/15/2028 (b)	149,177	117,189
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.62%, 3/4/2028 (b)	195,251	172,379
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.47%, 8/27/2025 (b)	411,285	413,169
Viad Corp., Initial Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.47%, 7/30/2028 (b)	173,087	172,871

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
VT Topco, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.61%, 8/9/2030 (b)	$ 100,000	$ 100,625
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.22%, 2/5/2026 (b)	308,768	310,061
		4,531,120
COMMERCIAL SERVICES & SUPPLIES — 0.1%
ADMI Corp., 2023 Term Loan B5 (h)	200,000	197,500
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 10.61%, 1/31/2028 (b)	70,000	66,908
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.72%, 1/20/2029 (b)	105,000	99,348
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 8.61%, 7/31/2027 (b)	378,056	375,841
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.61%, 8/19/2028 (b)	24,875	24,821
Garda World Security Corp.:
2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.72%, 10/30/2026 (b)	214,126	214,779
2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.62%, 2/1/2029 (b)	153,063	153,486
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.11%, 11/30/2027 (b)	375,259	375,963
Packers Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.71%, 3/9/2028 (b)	113,817	72,331
		1,580,977
COMMUNICATIONS EQUIPMENT — 0.0% (d)
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.72%, 4/6/2026 (b)	154,402	138,479
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.47%, 3/9/2027 (b)	325,000	280,202
		418,681
Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.0% (d)
Brand Industrial Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 10.88%, 8/1/2030 (b)	$ 134,662	$ 134,194
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.21%, 6/7/2028 (b)	45,208	45,311
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.22%, 3/30/2029 (b)	60,000	54,400
2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.22%, 3/31/2028 (b)	253,612	251,937
KKR Apple Bidco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.22%, 9/22/2028 (b)	186,200	186,258
Tecta America Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.47%, 4/10/2028 (b)	190,125	190,898
		862,998
CONSTRUCTION MATERIALS — 0.0% (d)
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.24%, 2/16/2028 (b)	53,496	53,652
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (d)
Monogram Food Solutions LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.47%, 8/28/2028 (b)	254,800	254,800
CONTAINERS & PACKAGING — 0.1%
Charter NEX U.S., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.22%, 12/1/2027 (b)	346,613	348,618
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.18%, 9.63%, 4/13/2029 (b)	273,636	275,175

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.47%, 8/4/2027 (b)	$ 299,142	$ 299,918
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 10.48%, 2/12/2026 (b)	94,514	89,464
Pregis TopCo Corp., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.11%, 7/31/2026 (b)	374,563	375,882
Pretium Packaging LLC:
First Out Term Loan A, 3 mo. USD Term SOFR + 5.00%, 10.39%, 10/2/2028 (b)	54,306	53,356
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.60%, 9.99%, 10/2/2028 (b)	202,317	159,324
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.21%, 10/1/2029 (b)	45,000	17,903
Reynolds Group Holdings Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.2500%, 8.72%, 9/24/2028 (b)	184,056	184,778
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.72%, 3/3/2028 (b)	192,241	191,410
Trident TPI Holdings, Inc., 2021 Term Loan B3, 3 mo. USD Term SOFR + 4.00%, 9.61%, 9/15/2028 (b)	242,155	241,803
		2,237,631
COSMETICS & TOILETRIES — 0.0% (d)
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.88%, 2/26/2029 (b)	270,652	270,111
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.50%, 8.95%, 10/1/2026 (b)	666,048	670,391
		940,502
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.0% (d)
BCPE Empire Holdings, Inc., 2023 Extended Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.11%, 12/11/2028 (b)	$ 352,196	$ 353,583
DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 6.25%, 11.91%, 10/20/2028 (b)	236,922	199,429
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 11.21%, 12/10/2029 (b)	64,708	56,123
2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/11/2028 (b)	266,102	261,962
		318,085
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.89%, 11/1/2028 (b)	388,910	388,150
Astra Acquisition Corp.:
2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.86%, 10/25/2028 (b)	139,181	90,758
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.88%, 14.48%, 10/25/2029 (b)	159,962	77,581
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.12%, 10/22/2026 (b)	336,781	337,857
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.10%, 4/9/2027 (b)	336,934	334,407
Edelman Financial Center LLC:
2018 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.22%, 7/20/2026 (b)	91,670	91,842
2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.86%, 4/7/2028 (b)	186,154	186,649

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Eisner Advisory Group LLC, Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.72%, 7/28/2028 (b)	$ 156,402	$ 156,924
Focus Financial Partners LLC, 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.86%, 6/30/2028 (b)	447,704	448,517
Greystone Select Financial LLC, Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.66%, 6/16/2028 (b)	86,954	86,519
HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.64%, 4/21/2028 (b)	301,253	300,626
Minotaur Acquisition, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.21%, 3/27/2026 (b)	317,321	317,802
Walker & Dunlop, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.71%, 12/16/2028 (b)	112,700	112,559
		2,930,191
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.89%, 8/15/2028 (b)	169,150	152,446
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.22%, 3/1/2027 (b)	97,930	93,593
Telesat Canada, Term Loan B5, 3 mo. USD Term SOFR + 2.75%, 8.40%, 12/7/2026 (b)	102,573	66,353
		312,392
ELECTRICAL EQUIPMENT — 0.0% (d)
Energizer Holdings, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.72%, 12/22/2027 (b)	134,524	134,692
Gates Global LLC, 2022 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 8.36%, 11/16/2029 (b)	59,250	59,509
		194,201
Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Compass Power Generation LLC, 2022 Term Loan B2, 1 mo. USD Term SOFR + 4.25%, 9.72%, 4/14/2029 (b)	$ 197,266	$ 198,450
Mirion Technologies, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 2.75%, 8.36%, 10/20/2028 (b)	205,040	205,988
		404,438
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 4/22/2026 (b)	48,676	40,796
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.93%, 10/2/2028 (b)	268,629	255,327
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.35%, 1/27/2029 (b)	1,253,881	1,256,038
NASCAR Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.86%, 10/19/2026 (b)	102,798	103,318
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.60%, 8/1/2030 (b)	341,385	343,274
SMG U.S. Midco 2, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.14%, 1/23/2025 (b)	341,648	342,545
		2,341,298
FOOD PRODUCTS — 0.0% (d)
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.36%, 12/8/2028 (b)	308,410	309,181
FOOD-MISC/DIVERSIFIED — 0.0% (d)
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.69%, 9.27%, 5/23/2025 (b)	78,948	63,531

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GROUND TRANSPORTATION — 0.0% (d)
Kenan Advantage Group, Inc., 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.86%, 9.22%, 3/24/2026 (b)	$ 369,691	$ 369,013
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
ADMI Corp., 2021 Incremental Term Loan B3, 3 mo. USD Term SOFR + 3.75%, 9.22%, 12/23/2027 (b)	144,262	137,500
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.36%, 9/29/2028 (b)	144,638	144,818
Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.71%, 5/10/2027 (b)	345,022	342,220
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.47%, 2/22/2028 (b)	666,103	655,030
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.36%, 10/1/2027 (b)	416,661	406,245
		1,685,813
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Air Methods Corp., 2017 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 4/22/2024 (b) (c)	71,286	10,752
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 12.54%, 12/10/2029 (b)	82,260	61,147
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.24%, 7/17/2028 (b)	200,030	186,743
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.61%, 9/29/2028 (b)	1,242,349	1,245,735
Fortrea Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.11%, 7/1/2030 (b)	44,775	44,794
LifePoint Health, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.17%, 11/16/2028 (b)	395,000	394,556
Security Description	Principal Amount	Value
Maravai Intermediate Holdings LLC, 2022 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.40%, 10/19/2027 (b)	$ 169,137	$ 165,614
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/23/2028 (b)	501,226	504,318
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 2.75%, 8.39%, 12/11/2026 (b)	375,000	375,311
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.63%, 3/2/2027 (b)	84,518	64,783
		3,053,753
HOME FURNISHINGS — 0.0% (d)
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 7/31/2028 (b)	411,160	411,987
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co.:
2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.97%, 8/17/2028 (b)	266,313	267,035
2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 5/31/2030 (b)	89,550	90,221
Caesars Entertainment Corp., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 2/6/2030 (b)	64,512	64,769
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/1/2028 (b)	312,320	313,491
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.61%, 1/5/2029 (b)	317,409	318,144
Travelport Finance Sarl, 2020 Super Priority Term Loan, 1 mo. USD Term SOFR + 1.60%, 12.37%, 2/28/2025 (b)	150,562	146,129
		1,199,789

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.0% (d)
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.47%, 10/6/2028 (b)	$ 275,976	$ 247,948
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
Calpine Corp., 2019 Term Loan B10, 1 mo. USD Term SOFR + 2.00%, 7.47%, 8/12/2026 (b)	76,600	76,827
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.36%, 12/20/2030 (b)	70,000	70,091
		146,918
INSURANCE — 0.1%
Acrisure LLC:
2020 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.15%, 2/15/2027 (b)	241,119	241,055
2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 2/15/2027 (b)	137,200	137,800
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, 3 mo. USD Term SOFR + 3.50%, 8.86%, 11/6/2030 (b)	299,250	300,953
AssuredPartners, Inc.:
2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.97%, 2/12/2027 (b)	253,324	254,212
2022 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 2/12/2027 (b)	103,163	103,524
2023 Term Loan B4, 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/12/2027 (b)	19,943	20,046
Cross Financial Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.47%, 9/15/2027 (b)	184,056	184,516
HUB International Ltd., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.66%, 6/20/2030 (b)	64,838	65,198
OneDigital Borrower LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.71%, 11/16/2027 (b)	308,980	309,175
		1,616,479
Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.0% (d)
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.20%, 4/3/2028 (b)	$ 252,941	$ 253,554
PUG LLC, USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.97%, 2/12/2027 (b)	418,190	412,526
		666,080
INTERNET & TELECOM — 0.0% (d)
CNT Holdings I Corp., 2020 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.93%, 11/8/2027 (b)	132,539	132,963
INVESTMENT COMPANIES — 0.0% (d)
GIP Pilot Acquisition Partners LP, Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.39%, 10/4/2030 (b)	120,000	120,182
IT SERVICES — 0.0% (d)
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.39%, 8/18/2028 (b)	339,150	340,140
LEISURE INDUSTRY — 0.0% (d)
Carnival Corp.:
2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.72%, 10/18/2028 (b)	340,799	341,794
2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.36%, 8/8/2027 (b)	74,625	74,905
		416,699
LEISURE TIME — 0.0% (d)
ClubCorp Holdings, Inc., 2023 Term Loan B2, 2 mo. USD Term SOFR + 5.000%, 10.21%, 9/18/2026 (b)	115,917	112,258
LEISURE&REC/GAMES — 0.0% (d)
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.66%, 4/4/2029 (b)	271,947	272,388

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.72%, 11/15/2028 (b)	$ 656,845	$ 661,525
MACHINERY — 0.0% (d)
American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 3/3/2028 (b)	74,018	72,733
Columbus McKinnon Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.39%, 5/14/2028 (b)	28,487	28,593
Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.72%, 6/21/2028 (b)	664,293	663,161
Titan Acquisition Ltd., 2018 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 3/28/2025 (b)	394,731	394,692
		1,159,179
MACHINERY-CONSTRUCTION & MINING — 0.0% (d)
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.11%, 8/1/2025 (b)	377,085	378,515
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.14%, 8/21/2026 (b)	267,711	265,424
		643,939
MEDIA — 0.1%
Charter Communications Operating LLC, 2023 Term Loan B4, 1 mo. USD Term SOFR + 2.00%, 7.36%, 12/7/2030 (b)	380,000	379,339
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.98%, 4/15/2027 (b)	254,339	241,411
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8/24/2026 (b) (c)	171,496	8,146
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.65%, 8/2/2027 (b)	281,505	282,016
Security Description	Principal Amount	Value
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.47%, 5/1/2026 (b)	$ 115,272	$ 99,933
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.72%, 10/20/2025 (b)	142,018	135,139
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.72%, 9/25/2026 (b)	145,594	117,272
Simon & Schuster Inc, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.39%, 10/30/2030 (b)	105,000	105,459
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.50%, 7.97%, 9/30/2026 (b)	109,682	101,360
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.60%, 6/24/2029 (b)	178,305	179,018
Vertical U.S. Newco, Inc., Term Loan B, 6 mo. USD Term SOFR + 3.50%, 9.38%, 7/30/2027 (b)	302,197	303,255
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.25%, 8.79%, 3/31/2031 (b)	385,000	384,278
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 7.98%, 4/30/2028 (b)	190,000	189,797
		2,526,423
METALS & MINING — 0.0% (d)
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.71%, 6/1/2028 (b)	115,322	114,973
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (d)
Starwood Property Trust, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 3.25%, 8.71%, 7/26/2026 (b)	94,517	94,517
MRI/MEDICAL DIAG IMAGING — 0.0% (d)
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 10.18%, 7/9/2025 (b)	158,896	128,955

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Pacific Gas & Electric Co., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.86%, 6/23/2027 (b)	$ 75,000	$ 75,211
Par Petroleum LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.74%, 2/28/2030 (b)	49,625	49,712
Waterbridge Midstream Operating LLC, Term Loan B, 3 mo. USD Term SOFR + 5.75%, 11.39%, 6/22/2026 (b)	184,731	185,240
		310,163
PERSONAL PRODUCTS — 0.0% (d)
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.11%, 12/22/2026 (b)	254,262	254,509
PHARMACEUTICALS — 0.1%
Curium Bidco Sarl, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.85%, 7/31/2029 (b)	238,800	238,950
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.54%, 11/15/2027 (b)	663,273	664,102
Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.97%, 5/5/2028 (b)	504,980	508,240
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.47%, 6/2/2028 (b)	375,358	376,767
Perrigo Investments LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.71%, 4/20/2029 (b)	193,234	193,314
Southern Veterinary Partners LLC, Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.47%, 10/5/2027 (b)	411,249	410,478
		2,391,851
Security Description	Principal Amount	Value
PIPELINES — 0.0% (d)
BCP Renaissance Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.87%, 10/31/2028 (b)	$ 196,791	$ 197,468
CQP Holdco LP, 2023 4th Amendment Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.36%, 12/31/2030 (b)	255,000	255,899
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.18%, 12/21/2028 (b)	209,454	209,661
GIP II Blue Holding LP, Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.97%, 9/29/2028 (b)	87,534	88,051
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.71%, 10/5/2028 (b)	238,818	239,741
		990,820
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp., 2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 8.36%, 1/18/2029 (b)	68,775	69,012
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.72%, 8/31/2028 (b)	1,250,803	1,252,929
		1,321,941
PUBLISHING-BOOKS — 0.0% (d)
Getty Images, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.95%, 2/19/2026 (b)	151,578	152,469
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (d)
Iron Mountain, Inc., 2023 Term Loan B (h)	165,000	165,258
RETAIL — 0.0% (d)
EG Group Ltd., 2023 USD Tranche C Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.24%, 2/7/2028 (b)	91,157	89,790

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.0% (d)
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/17/2027 (b)	$ 248,740	$ 246,370
Park River Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.91%, 12/28/2027 (b)	216	211
		246,581
RETAIL-RESTAURANTS — 0.0% (d)
IRB Holding Corp., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.36%, 12/15/2027 (b)	665,565	667,466
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (d)
Bright Bidco BV, 2022 Exit Term Loan, 3 mo. USD Term SOFR + 8.00%, 8.00%, 10/31/2027 (b)	25,270	8,992
Ultra Clean Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.22%, 8/27/2025 (b)	125,974	126,341
		135,333
SOFTWARE — 0.3%
Applied Systems, Inc.:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 12.10%, 9/17/2027 (b)	210,000	211,706
2022 Extended 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.85%, 9/18/2026 (b)	275,806	277,404
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.61%, 2/15/2029 (b)	668,113	666,109
Banff Merger Sub., Inc., 2023 USD Term Loan, 3 mo. USD Term SOFR + 4.25%, 1/31/2024 (b)	470,000	474,054
Camelot U.S. Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/30/2026 (b)	341,678	342,575
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 1/29/2027 (b)	310,855	219,763
Security Description	Principal Amount	Value
Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.41%, 7/14/2026 (b)	$ 301,857	$ 303,196
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.35%, 7/6/2029 (b)	338,612	340,921
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.69%, 2/10/2028 (b)	203,517	199,447
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.22%, 10/16/2028 (b)	131,115	127,182
DCert Buyer, Inc.:
2019 Term loan B, 1 mo. USD Term SOFR + 4.00%, 9.36%, 10/16/2026 (b)	184,526	183,279
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.36%, 2/19/2029 (b)	55,000	50,325
First Advantage Holdings LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.22%, 1/31/2027 (b)	275,666	276,804
GoTo Group, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.28%, 8/31/2027 (b)	126,840	84,530
Grab Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.97%, 1/29/2026 (b)	133,007	133,755
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD Term SOFR + 4.00%, 9.47%, 12/1/2027 (b)	371,742	373,632
Helios Software Holdings, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.70%, 7/18/2030 (b)	144,638	144,743
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.50%, 2/16/2028 (b)	272,500	272,799
Informatica LLC, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.22%, 10/27/2028 (b)	324,225	325,306
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.91%, 12/1/2027 (b)	71,769	68,322

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.19%, 3/1/2029 (b)	$ 271,700	$ 271,305
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.47%, 12/18/2028 (b)	211,237	168,884
Mitchell International, Inc.:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.50%, 12.15%, 10/15/2029 (b)	40,000	39,388
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 10/15/2028 (b)	240,815	241,058
PointClickCare Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.61%, 12/29/2027 (b)	141,013	141,189
Polaris Newco LLC, USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.47%, 6/2/2028 (b)	201,353	198,911
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.36%, 4/24/2028 (b)	665,959	662,256
Sophia LP, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.96%, 10/7/2027 (b)	411,952	413,336
Ultimate Software Group, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.76%, 5/3/2027 (b)	70,000	70,269
2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.99%, 5/4/2026 (b)	94,525	95,049
Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.23%, 5/4/2026 (b)	267,902	268,871
		7,646,368
SPECIALTY RETAIL — 0.1%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.75%, 9.11%, 3/6/2028 (b)	343,273	343,702
Jo-Ann Stores, Inc., 2021 Term Loan B1, 3 mo. USD Term SOFR + 4.75%, 10.39%, 7/7/2028 (b)	234,600	16,254
K-Mac Holdings Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.72%, 7/21/2028 (b)	219,728	219,865
Security Description	Principal Amount	Value
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.86%, 4/15/2028 (b)	$ 228,146	$ 190,274
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/11/2028 (b)	342,869	339,612
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 9.12%, 2/17/2028 (b)	157,224	157,519
Restoration Hardware, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.97%, 10/20/2028 (b)	125,160	122,093
SRS Distribution, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.97%, 6/2/2028 (b)	1,263,530	1,267,219
Staples, Inc., 7 Year Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.46%, 4/16/2026 (b)	136,468	129,724
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.47%, 8/3/2028 (b)	289,100	289,953
		3,076,215
STEEL-PRODUCERS — 0.0% (d)
Phoenix Services International LLC, 2023 Exit PIK Term Loan, 1 mo. USD Term SOFR + 6.10%, 11.46%, 6/30/2028 (b)	84,277	78,589
TELECOM SERVICES — 0.0% (d)
Connect Finco Sarl, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/11/2026 (b)	209,381	209,716
TELECOMMUNICATION EQUIP — 0.0% (d)
Cyxtera DC Holdings, Inc., Term Loan B, 3 mo. USD SOFR + 3.00%, 5/1/2024 (b) (c)	294,531	187,400
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.22%, 4/30/2028 (b)	143,190	143,693
		331,093

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.0% (d)
Echo Global Logistics, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.95%, 11/23/2028 (b)	$ 122,019	$ 119,679
Element Materials Technology Group U.S. Holdings, Inc.:
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.70%, 7/6/2029 (b)	40,642	40,388
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.70%, 7/6/2029 (b)	88,058	87,508
Endure Digital, Inc., Term Loan, 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (b)	260,313	255,718
Everi Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.97%, 8/3/2028 (b)	112,412	112,898
LaserShip, Inc.:
2021 2nd Lien Term Loan, 2 mo. USD Term SOFR + 7.50%, 13.40%, 5/7/2029 (b)	40,000	33,600
2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.40%, 5/7/2028 (b)	151,774	139,821
		789,612
TOTAL SENIOR FLOATING RATE LOANS (Cost $61,392,064)		60,512,652
Shares
WARRANTS — 0.0% (d)
SINGAPORE — 0.0% (d)
Avation PLC (expiring 10/31/26) (g) (Cost $0)	4,550	1,160
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Home Loan Mortgage Corp.:
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (b)	$ 11,169,959	9,819,300
30 day USD SOFR Average + 2.14%, 2.22%, 7/1/2051 (b)	11,883,306	10,536,013
Security Description	Principal Amount	Value
2.50%, 9/1/2050	$ 12,524,585	$ 10,661,618
3.00%, 6/1/2042	10,196,285	9,286,974
3.00%, 11/1/2042	5,702,868	5,196,724
3.00%, 12/1/2042	4,797,027	4,330,309
3.00%, 1/1/2045	654,220	594,948
3.00%, 2/1/2045	456,650	413,486
3.00%, 3/1/2045	452,134	409,396
3.00%, 4/1/2045	12,905,808	11,723,042
3.00%, 8/1/2045	5,124,229	4,639,860
3.00%, 7/1/2047	1,814,303	1,637,784
3.00%, 10/1/2051	14,992,431	13,410,455
3.00%, 3/1/2052	5,729,532	5,064,472
3.50%, 2/1/2045	723,664	677,679
3.50%, 4/1/2045	11,180,431	10,426,590
3.50%, 6/1/2045	5,661,194	5,268,781
3.50%, 10/1/2045	5,847,671	5,442,332
3.50%, 2/1/2046	2,962,132	2,770,732
4.00%, 4/1/2047	7,704,374	7,428,887
4.00%, 7/1/2047	1,944,619	1,874,985
4.00%, 7/1/2052	31,118,903	29,454,779
4.19%, 7/1/2033	16,202,000	15,401,800
4.30%, 1/1/2033	10,000,000	9,609,748
4.50%, 6/1/2044	793,648	788,484
4.50%, 7/1/2052	13,793,384	13,373,492
4.80%, 1/1/2030	17,395,000	17,438,861
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 0.55%, 5/15/2041 (b)	3,009,053	282,657
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,945,790	1,854,648
Series 3935, Class SJ, CMO, IO, REMIC, 30 day USD SOFR Average - 6.54%, 1.20%, 5/15/2041 (b)	370,100	6,714
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	4,277,599	4,010,164
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,480,960	3,682,133
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	26,558,594	25,481,965
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	14,333,000	12,551,237
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	522,532	509,544

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	$ 3,179,560	$ 2,972,832
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	13,283,054	12,701,451
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	3,028,350	2,845,341
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	2,250,633	2,122,405
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	7,385,061	6,870,179
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,781,442	2,637,059
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	2,581,001	2,428,436
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	4,648,540	4,362,268
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	15,028,618	13,337,064
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,750,289	2,473,033
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 5.69%, 8/25/2050 (b)	6,965,120	6,654,214
Series 5130, Class SD, CMO, IO, 30 day USD SOFR Average - 2.60%, 0.00%, 8/25/2051 (b)	75,778,657	978,401
Series 5243, Class IB, 3.00%, 1/25/2051	16,769,441	2,835,136
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 7.69%, 12/25/2041 (a) (b)	5,000,000	4,910,421
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.09%, 2/25/2042 (a) (b)	9,500,000	9,817,733
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 8.24%, 4/25/2042 (a) (b)	20,000,000	20,409,422
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	$ 9,091,717	$ 8,174,798
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	8,014,951
1.91%, 12/1/2031	10,000,000	8,258,263
1.98%, 10/1/2033	19,450,478	15,912,891
2.22%, 12/1/2029	5,400,000	4,784,818
2.50%, 10/1/2040	17,712,330	15,887,759
2.50%, 9/1/2046	1,645,674	1,407,884
2.50%, 2/1/2047	4,440,178	3,879,772
2.50%, 6/1/2050	14,536,579	12,591,299
2.50%, 11/1/2050	7,137,832	6,173,808
2.50%, 3/1/2051	26,145,610	22,629,683
2.80%, 11/1/2039	10,034,000	7,707,819
3.00%, 10/1/2041	8,486,351	7,660,686
3.00%, 3/1/2043	2,073,253	1,884,332
3.00%, 7/1/2043	2,021,371	1,816,551
3.00%, 1/1/2045	67,598	60,410
3.00%, 3/1/2045	603,789	546,090
3.00%, 4/1/2045	1,225,712	1,089,078
3.00%, 7/1/2045	11,087,517	10,077,194
3.00%, 10/1/2046	2,171,494	1,960,222
3.00%, 2/1/2047	7,912,598	7,142,756
3.00%, 11/1/2048	4,828,037	4,358,301
3.00%, 10/1/2049	3,373,359	2,950,508
3.00%, 11/1/2051	24,031,246	21,352,466
3.00%, 4/1/2053	10,073,909	8,703,113
3.50%, 9/1/2034	751,381	722,310
3.50%, 12/1/2034	639,556	614,643
3.50%, 2/1/2035	438,933	421,711
3.50%, 1/1/2045	4,967,753	4,617,916
3.50%, 2/1/2045	1,380,036	1,291,228
3.50%, 6/1/2045	5,636,679	5,240,401
3.50%, 11/1/2051	11,821,570	10,929,063
3.72%, 6/1/2032	11,655,645	10,798,441
3.88%, 10/1/2030	11,363,098	11,006,106
4.00%, 6/1/2052	11,391,757	10,782,207
4.00%, 12/1/2052	23,009,071	21,850,826
4.10%, 8/1/2032	10,000,000	9,520,191
4.33%, 12/1/2032	10,400,000	10,060,993
4.50%, 3/1/2044	646,209	641,257
4.50%, 6/1/2044	213,649	212,014
4.50%, 7/1/2044	268,241	266,187
4.50%, 2/1/2045	431,802	428,492
30 day USD SOFR Average + 2.28%, 4.54%, 3/1/2053 (b)	19,082,466	18,537,069
5.00%, 9/1/2052	8,254,826	8,166,381
5.00%, 12/1/2052	11,221,756	11,101,522
5.13%, 11/1/2032	13,371,000	13,550,265
3.00%, 6/1/2051	14,658,886	13,041,365

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 8.34%, 1/25/2042 (a) (b)	$ 12,000,000	$ 12,104,273
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 8.69%, 1/25/2043 (a) (b)	13,500,000	14,044,114
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	953,466	893,417
Series 2011-51, Class CI, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 0.55%, 6/25/2041 (b)	1,821,068	152,476
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,373,359	1,261,110
Series 2012-148, Class VZ, 3.00%, 1/25/2043	32,713,270	29,656,532
Series 2012-151, Class SB, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 1/25/2043 (b)	20,907	12,074
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	19,354,384	17,619,840
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	521,390	506,747
Series 2013-30, Class PS, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 4/25/2043 (b)	611,451	406,748
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,504,643	3,132,249
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,136,081	3,716,044
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	1,946,579	1,825,882
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	3,144,931	2,966,258
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	3,476,730	3,129,687
Security Description	Principal Amount	Value
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	$ 1,400,009	$ 1,357,992
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	3,172,144	3,069,836
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	375,764	371,774
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	11,073,181
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	8,279,092	7,250,728
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	8,612,381	7,515,265
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	14,676,137	13,117,783
Federal National Mortgage Association-Aces:
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (b)	229,464	228,237
Series 2020-M12, 1.28%, 7/25/2029 (b)	98,438,975	5,330,847
Government National Mortgage Association:
2.50%, 3/20/2051	8,558,333	7,429,047
3.00%, 2/20/2052	22,437,331	20,141,788
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	82,867,357	5,312,170
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	71,821,373	4,174,768
Series 2021-57, Class AI, 2.00%, 2/20/2051	8,521,403	929,149
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	55,814,243	3,272,923
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	80,356,502	5,004,572
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	87,650,066	5,532,629
Series 2021-85, IO, VRN, 0.68%, 3/16/2063 (b)	99,564,884	5,413,764
Series 2021-99, IO, VRN, 0.59%, 5/16/2061 (b)	41,295,220	2,030,920
Series 2022-91, 0.43%, 7/16/2064 (b)	81,240,418	3,939,178
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	943,744	914,278
Series 2014-43, Class PS, CMO, IO, REMIC, 1 mo. USD Term SOFR - 6.07%, 0.71%, 7/20/2042 (b)	1,162,938	23,629

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-116, Class HS, CMO, IO, 1 mo. USD Term SOFR - 6.09%, 0.73%, 8/20/2050 (b)	$ 6,771,661	$ 867,081
Series 2020-173, Class SY, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 0.83%, 11/20/2050 (b)	24,906,612	3,459,506
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	30,872,151	3,470,039
Series 2020-176, Class SL, CMO, IO, 1 mo. USD Term SOFR - 4.89%, 0.00%, 11/20/2050 (b)	8,470,490	683,898
Series 2020-185, Class SE, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 0.83%, 12/20/2050 (b)	30,359,958	4,125,567
Series 2021-1, Class IH, 2.50%, 1/20/2051	37,595,671	5,080,902
Series 2021-118, Class EI, 2.50%, 7/20/2051	15,086,193	1,554,606
Series 2021-125, Class SN, CMO, IO, 1 mo. USD Term SOFR - 4.09%, 0.00%, 1/20/2051 (b)	7,777,395	298,939
Series 2021-137, Class IQ, 3.00%, 8/20/2051	20,852,202	3,205,396
Series 2021-196, Class IM, 3.00%, 11/20/2051	27,647,082	4,310,672
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	41,820,866	5,768,745
Series 2021-30, Class KI, 3.00%, 2/20/2051	8,386,508	1,236,051
Series 2021-44, Class IQ, 3.00%, 3/20/2051	15,493,300	2,353,072
Series 2021-8, Class KX, 3.00%, 1/20/2051	10,842,348	1,679,016
Series 2022-180, 2.50%, 6/20/2051	42,498,676	5,928,925
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,633,950	562,571
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,035,978,136)		952,688,923
U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bonds:
4.13%, 8/15/2053	183,500,000	185,994,453
4.75%, 11/15/2043 (i)	203,000,000	218,129,814
4.75%, 11/15/2053	132,000,000	148,458,750
U.S. Treasury Notes:
3.50%, 2/15/2033	6,900,000	6,694,078
3.63%, 5/31/2028	6,700,000	6,630,383
3.75%, 6/30/2030	9,500,000	9,418,359
3.88%, 4/30/2025	10,100,000	10,009,258
Security Description	Principal Amount	Value
3.88%, 8/15/2033	$ 2,800,000	$ 2,798,250
4.00%, 6/30/2028	12,100,000	12,158,609
4.38%, 12/15/2026	16,700,000	16,868,305
4.38%, 11/30/2028	13,200,000	13,509,375
4.38%, 11/30/2030	8,700,000	8,951,484
4.50%, 7/15/2026	11,500,000	11,608,711
4.88%, 11/30/2025	11,100,000	11,216,637
TOTAL U.S. TREASURY OBLIGATIONS (Cost $613,226,410)		662,446,466
MORTGAGE-BACKED SECURITIES — 18.5%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 5.66%, 5/25/2047 (b)	5,105,026	2,821,354
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (e)	1,632,350	1,348,383
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	3,078,094	2,377,937
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.15%, 12/15/2055 (a) (b)	12,094,000	1,792,967
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,756,853
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	5,410,836	4,235,939
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	3,384,860	3,385,102
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (e)	11,423,029	11,462,634
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 5.93%, 7/25/2037 (b)	7,748,319	1,917,033
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	660,143	488,040
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,455,850	1,559,269
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,092,236	1,222,084

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-3, Class A1, 6.00%, 4/25/2037	$ 2,897,654	$ 1,470,854
Series 2007-HYB1, Class 2A1, CMO, 3.85%, 3/25/2037 (b)	931,236	785,385
CIM Trust:
Series 2023-R2, Class A1, 5.50%, 8/25/2064 (a) (b)	14,965,288	14,793,801
Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	9,323,270	9,107,185
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.52%, 9/25/2037 (b)	1,903,364	1,502,441
Series 2007-AR4, Class 1A1A, CMO, 4.20%, 3/25/2037 (b)	1,162,674	938,266
Series 2007-AR5, Class 1A2A, CMO, 4.52%, 4/25/2037 (b)	506,717	433,499
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	732,195	690,338
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,424,375	2,840,907
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,696,937	2,075,358
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (e)	15,631,928	14,150,474
Series 2022-3, Class M1, 4.24%, 2/25/2067 (a) (b)	10,023,000	8,376,770
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (e)	8,634,707	8,613,864
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,549,204	1,148,549
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.50%, 11/25/2035 (b)	4,970,179	3,502,530
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,992,193	1,714,308
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,472,722	1,362,781
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,245,700	1,144,128
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 5.89%, 5/20/2046 (b)	1,636,792	1,337,058
Security Description	Principal Amount	Value
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 5.92%, 8/25/2037 (b)	$ 6,489,447	$ 2,324,596
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,175,206	1,019,418
CSMC Trust:
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	5,494,796	5,299,235
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	7,692,981	7,583,039
CSMC Trust Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	4,839,720	4,643,463
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	4,462,519	4,237,951
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 6.11%, 6/25/2037 (b)	3,234,685	2,705,806
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (e)	5,473,233	5,378,323
Federal Home Loan Mortgage Corp. REMICS:
3.50%, 6/15/2048	10,098,139	9,167,497
Series 4341, Class AZ, 3.00%, 5/15/2044	10,483,894	9,348,020
Series 4432, Class JZ, 3.00%, 1/15/2045	4,049,398	3,541,767
Series 4640, Class DZ, 3.00%, 12/15/2046	18,500,322	16,610,471
Series 5164, Class J, 2.50%, 5/25/2049	20,792,039	18,110,256
Series 5202, Class KA, 2.50%, 6/25/2049	9,487,020	8,368,362
Series 5202, Class NV, 3.00%, 1/25/2037	7,589,534	6,917,947
Series 5226, Class DL, 3.50%, 12/15/2045	10,784,002	9,423,700
Series 5319, 0.00%, 8/25/2050	11,244,673	7,606,836
Federal National Mortgage Association REMICS:
Series 2010-152, Class DE, 4.50%, 1/25/2041	15,826,900	15,530,199
Series 2013-110, Class CO, 0.00%, 12/25/2039	3,339,430	2,642,031

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-110, Class DO, 0.00%, 11/25/2043	$ 2,722,012	$ 2,090,720
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 5.80%, 11/25/2047 (b)	7,406,739	7,196,363
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	5,954,472
Series 2020-57, Class LJ, 2.00%, 8/25/2050	24,083,000	17,870,173
Series 2021-57, Class EA, 1.00%, 5/25/2046	6,699,458	5,371,823
Series 2021-86, Class MA, 2.50%, 11/25/2047	11,135,043	9,880,740
Series 2021-9, Class CA, 2.00%, 3/25/2051	11,728,541	9,750,540
Series 2023-36, 2.50%, 10/25/2052	37,974,938	5,410,777
Series 2023-43, Class HO, 0.00%, 8/25/2049	8,867,739	6,164,015
Federal National Mortgage Association-Aces Series 2022-M13, Class A1, 2.59%, 4/25/2032 (b)	21,425,365	19,740,116
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,700,926	1,081,154
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,890,961	730,602
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 5.92%, 12/20/2040 (b)	3,243,534	3,197,153
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,638,414	7,248,792
Series 2018-42, Class ML, 3.50%, 3/20/2048	7,615,943	7,060,016
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 5.76%, 7/20/2048 (b)	2,974,829	2,889,828
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,854,097	5,466,770
Series 2020-129, Class YI, 2.50%, 9/20/2050	10,580,474	1,150,569
Series 2020-181, Class QI, 3.00%, 12/20/2050	8,133,776	1,039,551
Series 2020-84, Class NT, 1.25%, 6/20/2050	4,439,859	3,375,806
Series 2021-139, Class IP, 3.00%, 8/20/2051	24,899,576	3,730,403
Series 2021-142, 3.00%, 8/20/2051	22,045,317	3,460,022
Security Description	Principal Amount	Value
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	$ 1,958,000	$ 1,760,471
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 5.91%, 8/25/2046 (b)	13,876,872	3,076,300
Series 2007-AR1, Class 2A1, 4.28%, 3/25/2047 (b)	4,176,860	2,567,191
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (e)	6,315,112	6,295,476
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,517,868	7,122,193
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.37%, 4/25/2036 (b)	1,094,701	982,965
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	8,561,955	8,269,131
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 6.13%, 6/25/2046 (b)	5,590,924	3,872,231
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.79%, 11/25/2036 (b)	6,719,314	6,013,437
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (e)	14,065,492	14,232,473
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.13%, 1/26/2051 (a) (b)	14,894,896	13,643,488
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 5.69%, 10/25/2060 (a) (b)	647,988	611,659
NRPL Trust Series 2019-3A, Class A1, CMO, 7.00%, 7/25/2059 (a) (e)	2,853,320	2,848,497
OBX Trust:
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (e)	4,604,671	4,601,670
Series 2023-NQM4, Class A1, 6.11%, 3/25/2063 (a) (e)	14,188,479	14,192,744

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 mo. USD Term SOFR + 3.86%, 9.22%, 5/30/2025 (a) (b)	$ 1,137,658	$ 1,138,321
Series 2021-1R, Class A, 1 mo. USD Term SOFR + 3.01%, 8.37%, 2/27/2024 (a) (b)	820,289	816,154
Preston Ridge Partners Mortgage LLC:
Series 2020-6, Class A1, CMO, 5.36%, 11/25/2025 (a) (e)	2,720,778	2,722,945
Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (e)	13,680,995	13,191,984
PRPM LLC Series 2022-5, Class A1, 6.90%, 9/27/2027 (a) (e)	5,878,223	5,895,605
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,525,960	2,149,715
Residential Accredit Loans, Inc. Trust:
Series 2005-QA7, Class A22, CMO, 5.07%, 7/25/2035 (b)	1,649,093	1,540,914
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	3,010,570	2,460,219
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,015,043	1,199,162
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	15,346,401	13,209,892
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	6,060,206	4,795,300
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	9,866,520	7,805,292
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	116,181	115,992
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 6.15%, 7/19/2034 (b)	857,224	829,413
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 5.89%, 9/25/2047 (b)	6,839,507	4,658,432
Security Description	Principal Amount	Value
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (e)	$ 10,413,058	$ 2,370,912
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.68%, 2/15/2051 (b)	1,969,000	1,650,889
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (e)	16,307,297	15,175,590
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (e)	4,513,018	4,500,181
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (e)	9,916,373	9,880,152
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (e)	6,989,314	6,969,641
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.02%, 11/25/2036 (b)	3,142,713	2,657,111
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	630,890	585,883
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,555,440	3,407,798
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (e)	2,489,504	535,338
Series 2006-AR9, Class 2A, 12 mo. MTA + 0.84%, 5.85%, 11/25/2046 (b)	2,739,624	2,063,668
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,610,060	2,804,459
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 5.93%, 2/25/2037 (b)	3,887,015	2,800,558
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 5.76%, 8/25/2037 (b)	651,976	631,138
TOTAL MORTGAGE-BACKED SECURITIES (Cost $617,369,796)		589,327,997

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.2%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A, 1 mo. USD Term SOFR + 1.15%, 6.51%, 9/15/2034 (a) (b)	$ 720,000	$ 716,631
Bank:
Series 2017-BNK4, Class XA, IO, 1.34%, 5/15/2050 (b)	24,376,021	833,160
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	47,755,605	974,226
Series 2021-BN35, Class XA, IO, VRN, 1.04%, 6/15/2064 (b)	9,149,043	495,574
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.29%, 2/15/2051 (b)	2,545,000	2,081,270
Series 2020-B19, Class XA, IO, VRN, 1.77%, 9/15/2053 (b)	19,879,484	1,298,731
Series 2021-B24, Class XA, IO, VRN, 1.15%, 3/15/2054 (b)	3,378,181	175,230
BX Commercial Mortgage Trust:
Series 2020-VKNG, Class A, 1 mo. USD Term SOFR + 1.04%, 6.41%, 10/15/2037 (a) (b)	1,502,771	1,490,911
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 7.48%, 9/15/2036 (a) (b)	1,923,000	1,838,065
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 7.32%, 10/15/2038 (a) (b)	2,253,523	2,182,258
BX Trust Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (b)	3,830,000	3,218,275
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.22%, 5/10/2050 (b)	13,183,585	406,282
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.60%, 5/10/2058 (b)	9,580,810	252,585
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	2,541,000	2,375,659
Security Description	Principal Amount	Value
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	$ 423,700	$ 360,470
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (b)	1,500,000	1,170,855
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,135,476
Series 2015-P1, Class A5, 3.72%, 9/15/2048	2,106,000	2,033,142
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,744,720
Series 2016-GC36, Class XA, IO, 1.21%, 2/10/2049 (b)	19,126,430	377,500
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	2,047,000	1,560,970
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.72%, 10/10/2046 (b)	5,764,978	31,007
Series 2015-CR22, Class XA, IO, 0.81%, 3/10/2048 (b)	7,082,116	51,045
Series 2015-CR26, Class XA, IO, 0.89%, 10/10/2048 (b)	18,268,457	198,067
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,767,000	1,714,465
Series 2015-DC1, Class C, VRN, 4.30%, 2/10/2048 (b)	644,000	511,732
Series 2015-DC1, Class XA, IO, 0.97%, 2/10/2048 (b)	5,394,764	43,186
Series 2016-DC2, Class XA, IO, 0.92%, 2/10/2049 (b)	13,969,360	198,866
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	1,980,365
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	841,026
Series 2015-C4, Class XA, IO, 0.80%, 11/15/2048 (b)	30,836,911	325,110
Series 2017-CX10, Class XA, IO, 0.75%, 11/15/2050 (b)	54,680,203	1,128,872
Series 2019-C17, Class XA, IO, VRN, 1.32%, 9/15/2052 (b)	28,995,335	1,571,554

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	$ 2,977,000	$ 2,505,422
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,337,888	2,160,717
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	562,780
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	2,250,000	1,761,008
DBJPM Mortgage Trust Series 2020-C9, Class A3, 1.88%, 8/15/2053	2,500,000	2,102,336
DOLP Trust Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	627,877
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	852,230
Great Wolf Trust:
Series 2019-WOLF, Class E, 1 mo. USD Term SOFR + 2.85%, 8.41%, 12/15/2036 (a) (b)	100,000	98,795
Series 2019-WOLF, Class F, 1 mo. USD Term SOFR + 3.25%, 8.81%, 12/15/2036 (a) (b)	100,000	98,194
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 6.56%, 7/15/2031 (a) (b)	283,000	237,388
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 7.26%, 7/15/2031 (a) (b)	650,000	289,266
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 7.76%, 7/15/2031 (a) (b)	650,000	227,516
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 8.46%, 7/15/2031 (a) (b)	650,000	147,891
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 9.58%, 7/15/2031 (a) (b)	650,000	45,516
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 4.00%, 4/10/2047	1,031,478	1,026,920
Series 2014-GC24, Class XA, IO, 0.68%, 9/10/2047 (b)	23,042,362	63,580
Security Description	Principal Amount	Value
Series 2014-GC26, Class A5, 3.63%, 11/10/2047	$ 1,749,000	$ 1,711,169
Series 2015-GC32, Class XA, IO, 0.68%, 7/10/2048 (b)	20,061,907	163,832
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,774,869
Series 2015-GC34, Class XA, IO, 1.19%, 10/10/2048 (b)	14,150,898	236,066
Series 2015-GS1, Class XA, IO, 0.75%, 11/10/2048 (b)	24,822,956	273,851
Series 2016-GS3, Class XA, IO, 1.19%, 10/10/2049 (b)	23,240,998	577,000
Series 2017-GS7, Class XA, IO, 1.08%, 8/10/2050 (b)	38,425,885	1,069,777
IMT Trust Series 2017-APTS, Class AFX, 3.48%, 6/15/2034 (a)	2,046,000	2,010,107
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	2,786,679
Series 2015-JP1, Class XA, IO, 0.88%, 1/15/2049 (b)	14,046,043	190,698
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,435,023
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.96%, 4/15/2037 (a) (b)	2,313,783	2,128,992
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	989,029
Series 2014-C23, Class A4, 3.67%, 9/15/2047	1,409,113	1,392,668
Series 2014-C25, Class XA, IO, 0.80%, 11/15/2047 (b)	4,336,146	22,467
Series 2015-C28, Class XA, IO, 0.91%, 10/15/2048 (b)	7,575,143	52,453
Series 2015-C30, Class XA, IO, 0.42%, 7/15/2048 (b)	21,227,094	109,954
Series 2015-C31, Class A3, 3.80%, 8/15/2048	876,109	841,586
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.48%, 6/15/2049 (b)	15,345,232	353,168

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.82%, 3/10/2050 (a) (b)	$ 32,859,683	$ 542,665
Manhattan West Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,119,574
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,068,911
Med Trust Series 2021-MDLN, Class G, 1 mo. USD Term SOFR + 5.36%, 10.73%, 11/15/2038 (a) (b)	2,850,321	2,716,496
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class C, 4.45%, 2/15/2048 (b)	500,000	460,848
Series 2016-C28, Class XA, IO, 1.15%, 1/15/2049 (b)	17,736,091	320,661
Series 2016-C30, Class XA, IO, 1.34%, 9/15/2049 (b)	16,533,069	426,220
Series 2016-C31, Class C, 4.26%, 11/15/2049 (b)	3,358,000	2,575,919
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.83%, 12/15/2048 (b)	21,413,509	259,264
Series 2016-UB12, Class XA, IO, 0.65%, 12/15/2049 (b)	46,542,111	662,855
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	870,110
Series 2019-L3, Class XA, IO, 0.61%, 11/15/2052 (b)	54,218,274	1,580,636
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 7.68%, 1/15/2036 (a) (b)	1,599,000	1,328,226
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	394,973
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,502,038
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,407,480
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 7.05%, 11/15/2038 (a) (b)	2,740,455	2,666,827
Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.52%, 6/15/2050 (b)	$ 16,935,996	$ 647,531
Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (b)	20,004,130	630,050
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	2,040,903	1,627,791
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	579,848	561,050
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.18%, 2/15/2048 (b)	6,611,596	64,985
Series 2015-C27, Class A5, 3.45%, 2/15/2048	3,836,000	3,704,445
Series 2015-C30, Class A4, 3.66%, 9/15/2058	574,375	554,838
Series 2015-LC20, Class XA, IO, 1.28%, 4/15/2050 (b)	6,064,239	61,689
Series 2015-NXS1, Class XA, IO, 1.06%, 5/15/2048 (b)	6,369,044	52,787
Series 2015-NXS2, Class XA, IO, 0.59%, 7/15/2058 (b)	20,493,173	131,726
Series 2015-P2, Class XA, IO, 0.92%, 12/15/2048 (b)	13,864,674	188,342
Series 2016-BNK1, Class XB, IO, VRN, 1.32%, 8/15/2049 (b)	19,849,000	555,840
Series 2016-C33, Class XA, IO, 1.56%, 3/15/2059 (b)	10,343,268	266,912
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	2,632,947
Series 2017-C38, Class XA, IO, 0.93%, 7/15/2050 (b)	33,188,043	829,397
Series 2017-RC1, Class XA, IO, 1.38%, 1/15/2060 (b)	15,484,421	547,996
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 0.89%, 3/15/2047 (b)	3,454,538	2,362
Series 2014-C21, Class XA, IO, 0.98%, 8/15/2047 (b)	11,779,832	39,363
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $162,521,879)		102,247,863

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (j) (k) (Cost $6,857,025)	6,857,025	$ 6,857,025
TOTAL INVESTMENTS — 99.3% (Cost $3,341,741,373)		3,170,848,100
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		21,889,877
NET ASSETS — 100.0%		$ 3,192,737,977
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $73,243, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	When-issued security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

At December 31, 2023, the Fund had unfunded loan commitments of $12,452, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/Depreciation ($)
OMNIA Partners LLC	12,452	12,545	93

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 391,679,440	$ —	$ 391,679,440
Asset-Backed Securities	—	396,757,461	—	396,757,461
Foreign Government Obligations	—	8,255,870	—	8,255,870
U.S. Government Agency Obligations	—	952,688,923	—	952,688,923
U.S. Treasury Obligations	—	662,446,466	—	662,446,466
Mortgage-Backed Securities	—	589,327,997	—	589,327,997
Commercial Mortgage Backed Securities	—	102,247,863	—	102,247,863
Common Stocks	—	—	73,243	73,243
Senior Floating Rate Loans	—	60,512,652	—	60,512,652
Warrants	—	1,160	—	1,160
Short-Term Investment	6,857,025	—	—	6,857,025
TOTAL INVESTMENTS	$6,857,025	$3,163,917,832	$73,243	$3,170,848,100
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$ —	$ 93	$ —	$ 93
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 93	$ —	$ 93

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,238,919	$30,238,919	$429,685,776	$453,067,670	$—	$—	6,857,025	$6,857,025	$1,093,316
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 88,476,086	$ 11,938,236	$ 20,747
Investments in affiliated issuers, at value	443,163,086	77,858,922	251,307,257
Total Investments	531,639,172	89,797,158	251,328,004
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	167
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	24,875
Dividends receivable — affiliated issuers	118,537	8,671	284,192
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	2,660	1,795	687
Securities lending income receivable — affiliated issuers	28,823	8,781	17,731
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	531,789,192	89,816,405	251,655,656
LIABILITIES
Deposit from Broker	—	—	—
Due to custodian	—	—	—
Payable upon return of securities loaned	22,259,665	11,290,594	11,654,151
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	125,061	—	—
Payable for accumulated variation margin on swap contracts	—	—	—
Advisory fee payable	49,280	11,107	29,822
Trustees’ fees and expenses payable	439	74	111
TOTAL LIABILITIES	22,434,445	11,301,775	11,684,084
NET ASSETS	$509,354,747	$ 78,514,630	$239,971,572
NET ASSETS CONSIST OF:
Paid-in capital	$603,036,460	$100,438,824	$231,650,750
Total distributable earnings (loss)	(93,681,713)	(21,924,194)	8,320,822
NET ASSETS	$509,354,747	$ 78,514,630	$239,971,572
NET ASSET VALUE PER SHARE
Net asset value per share	$ 27.24	$ 31.03	$ 41.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,700,000	2,530,000	5,790,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 112,757,035	$ 12,201,901	$ 21,091
Investments in affiliated issuers	442,732,060	81,067,204	230,048,804
Total cost of investments	$555,489,095	$ 93,269,105	$230,069,895
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 22,286,672	$ 14,748,000	$ 13,670,034
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF

$532,164,039	$33,780,578	$49,004,984	$40,149,540
38,837,338	3,262,745	8,206	—
571,001,377	37,043,323	49,013,190	40,149,540
—	523	—	—
—	513,094	—	—
239	45,412	—	—
332,509	346,175	—	—
—	4,798	472	—
—	—	—	—
347,516	7,566	994	1,584
4,984,715	413,343	577,877	465,461
—	—	—	—
—	—	—	—
—	2,007	—	—
—	3,134	—	—
576,666,356	38,379,375	49,592,533	40,616,585

56,211	—	—	—
—	—	21,444	130,431
—	—	—	—
—	444,130	—	—
—	—	—	—
—	6,576	—	—
105,751	17,455	16,637	14,285
74	17	22	19
162,036	468,178	38,103	144,735
$576,504,320	$ 37,911,197	$49,554,430	$40,471,850

$576,185,703	$42,219,364	$51,826,482	$40,254,191
318,617	(4,308,167)	(2,272,052)	217,659
$576,504,320	$ 37,911,197	$49,554,430	$40,471,850

$ 40.39	$ 26.15	$ 27.53	$ 29.98
14,275,000	1,450,000	1,800,000	1,350,000

$530,475,219	$33,630,477	$49,678,863	$39,598,910
38,837,338	3,252,104	8,206	—
$569,312,557	$36,882,581	$49,687,069	$39,598,910
$ —	$ 504	$ —	$ —
$ —	$ —	$ —	$ —

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2023 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ —	$ —	$ 80,109,390
Investments in affiliated issuers, at value	221,860,886	472,356,768	3,359,417
Total Investments	221,860,886	472,356,768	83,468,807
Foreign currency, at value	—	—	362
Cash	—	—	99
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	545	—
Dividends receivable — affiliated issuers	1,682	4,752	12,586
Interest receivable — unaffiliated issuers	—	—	1,084,236
Securities lending income receivable — unaffiliated issuers	—	3,135	—
Securities lending income receivable — affiliated issuers	25,147	25,225	—
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable from Adviser	—	35,093	—
Other receivable	—	—	—
TOTAL ASSETS	221,887,715	472,425,518	84,566,090
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	19,257,020	50,319,432	—
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	104	—	—
Advisory fee payable	81,932	241,396	44,907
Trustees’ fees and expenses payable	44	145	31
TOTAL LIABILITIES	19,339,100	50,560,973	44,938
NET ASSETS	$202,548,615	$421,864,545	$ 84,521,152
NET ASSETS CONSIST OF:
Paid-in capital	$224,066,124	$392,196,262	$ 98,414,700
Total distributable earnings (loss)	(21,517,509)	29,668,283	(13,893,548)
NET ASSETS	$202,548,615	$421,864,545	$ 84,521,152
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.00	$ 45.81	$ 41.74
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,790,000	9,210,000	2,025,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ —	$ —	$ 86,166,069
Investments in affiliated issuers	220,691,119	424,584,597	3,359,417
Total cost of investments	$ 220,691,119	$424,584,597	$ 89,525,486
Foreign currency, at cost	$ —	$ —	$ 265
* Includes investments in securities on loan, at value	$ 18,837,690	$ 57,934,124	$ —
See accompanying notes to financial statements.

SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF

$147,854,359	$3,163,991,075
3,064,421	6,857,025
150,918,780	3,170,848,100
—	449
—	27,886
27,343	4,050,711
3,503,375	—
18,408	214,433
1,266,009	22,052,411
—	—
—	—
—	93
—	—
1,751	—
155,735,666	3,197,194,083

155,751	—
—	—
163,327	2,944,683
—	—
57,762	1,510,439
46	984
376,886	4,456,106
$155,358,780	$3,192,737,977

$164,404,664	$3,745,819,842
(9,045,884)	(553,081,865)
$155,358,780	$3,192,737,977

$ 46.72	$ 40.29
3,325,000	79,250,000

$150,973,555	$3,334,884,348
3,064,421	6,857,025
$154,037,976	$3,341,741,373
$ —	$ 434
$ —	$ —

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	3,878,738	392,721	2,850
Dividend income — affiliated issuers	8,317,236	1,822,383	3,143,933
Unaffiliated securities lending income	5,798	29,530	9,444
Affiliated securities lending income	123,222	56,955	160,935
Other income	—	—	—
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	12,324,994	2,301,589	3,317,162
EXPENSES
Advisory fee	315,893	63,016	174,901
Trustees’ fees and expenses	3,168	427	1,259
Miscellaneous expenses	115	15	50
TOTAL EXPENSES	319,176	63,458	176,210
NET INVESTMENT INCOME (LOSS)	$12,005,818	$2,238,131	$ 3,140,952
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,963,852)	(318,702)	(564,206)
Investments — affiliated issuers	(3,343,074)	(514,774)	598,448
In-kind redemptions — unaffiliated issuers	(431,091)	11,121	6,509
In-kind redemptions — affiliated issuers	4,555,867	31,278	2,467,076
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	(2,182,150)	(791,077)	2,507,827
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,765,806	920,529	(344)
Investments — affiliated issuers	13,618,539	1,354,547	5,512,503
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net change in unrealized appreciation/depreciation	15,384,345	2,275,076	5,512,159
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,202,195	1,483,999	8,019,986
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$25,208,013	$3,722,130	$11,160,938
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF

$13,223,890	$1,056,365	$ 654,082	$ 640,730	$ —	$ —	$ 2,278,658
—	—	—	—	—	—	—
1,978,818	114,197	15,834	10,799	3,645,073	2,660,833	47,601
—	—	—	—	13,558	16,718	—
—	—	—	—	207,858	144,935	—
—	1,809	—	—	—	—	—
—	—	—	—	—	—	(3,079)
15,202,708	1,172,371	669,916	651,529	3,866,489	2,822,486	2,323,180

597,048	87,043	89,291	79,545	332,387	976,289	255,216
2,959	189	251	211	931	1,632	448
127	1,398	—	—	38	71	—
600,134	88,630	89,542	79,756	333,356	977,992	255,664
$14,602,574	$1,083,741	$ 580,374	$ 571,773	$ 3,533,133	$ 1,844,494	$ 2,067,516

(213,049)	(266,990)	(127,180)	(50,601)	—	—	(1,975,505)
—	—	—	—	(3,532,172)	(302,976)	—
—	11	—	—	—	—	—
—	—	—	—	86,815	4,358,670	—
—	(70)	—	—	—	—	—
(947,774)	(139,661)	—	—	—	—	—
—	(26,038)	—	—	—	—	—
(1,160,823)	(432,748)	(127,180)	(50,601)	(3,445,357)	4,055,694	(1,975,505)

4,982,935	1,100,901	1,369,065	920,876	—	—	4,032,710
—	2,540	—	—	5,154,645	20,081,622	—
—	30	—	—	—	—	97
627,537	337,014	—	—	—	—	—
—	41,925	—	—	—	—	—
5,610,472	1,482,410	1,369,065	920,876	5,154,645	20,081,622	4,032,807
4,449,649	1,049,662	1,241,885	870,275	1,709,288	24,137,316	2,057,302
$19,052,223	$2,133,403	$1,822,259	$1,442,048	$ 5,242,421	$25,981,810	$ 4,124,818

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,414,677	$ 79,318,775
Dividend income — affiliated issuers	110,126	1,093,316
Other income	4,131	—
Foreign taxes withheld	(310)	(220)
TOTAL INVESTMENT INCOME (LOSS)	3,528,624	80,411,871
EXPENSES
Advisory fee	303,477	8,616,032
Trustees’ fees and expenses	698	16,433
Miscellaneous expenses	—	671
TOTAL EXPENSES	304,175	8,633,136
NET INVESTMENT INCOME (LOSS)	$3,224,449	$ 71,778,735
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(938,254)	(84,133,765)
Foreign currency transactions	31	—
Net realized gain (loss)	(938,223)	(84,133,765)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,566,674	100,690,486
Unfunded loan commitments	—	1,336
Foreign currency translations	2	15
Net change in unrealized appreciation/depreciation	2,566,676	100,691,837
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,628,453	16,558,072
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,852,902	$ 88,336,807
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,005,818	$ 32,244,820	$ 2,238,131	$ 3,969,162
Net realized gain (loss)	(2,182,150)	(7,099,501)	(791,077)	(7,712,792)
Net change in unrealized appreciation/depreciation	15,384,345	(21,673,762)	2,275,076	6,382,967
Net increase (decrease) in net assets resulting from operations	25,208,013	3,471,557	3,722,130	2,639,337
Net equalization credits and charges	(43,372)	(320,063)	24,892	(50,204)
Distributions to shareholders	(11,884,832)	(32,025,253)	(1,844,478)	(4,182,212)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	81,001,723	282,817,522	7,512,017	21,883,439
Cost of shares redeemed	(118,603,593)	(188,661,245)	(2,048,586)	(44,726,185)
Net income equalization	43,372	320,063	(24,892)	50,204
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(37,558,498)	94,476,340	5,438,539	(22,792,542)
Net increase (decrease) in net assets during the period	(24,278,689)	65,602,581	7,341,083	(24,385,621)
Net assets at beginning of period	533,633,436	468,030,855	71,173,547	95,559,168
NET ASSETS AT END OF PERIOD	$ 509,354,747	$ 533,633,436	$78,514,630	$ 71,173,547
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,040,000	10,100,000	250,000	720,000
Shares redeemed	(4,370,000)	(6,830,000)	(70,000)	(1,480,000)
Net increase (decrease) from share transactions	(1,330,000)	3,270,000	180,000	(760,000)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR Loomis Sayles Opportunistic Bond ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 3,140,952	$ 7,250,037	$ 14,602,574	$ 15,375,828	$ 1,083,741	$ 1,788,774
2,507,827	(6,495,520)	(1,160,823)	1,170,140	(432,748)	(3,090,968)
5,512,159	19,510,144	5,610,472	1,622,725	1,482,410	2,523,647
11,160,938	20,264,661	19,052,223	18,168,693	2,133,403	1,221,453
25,389	73,146	231,896	398,172	2,638	(426)
(3,129,222)	(14,220,211)	(16,832,997)	(13,852,204)	(1,270,150)	(1,679,743)

20,194,347	27,236,038	112,565,889	366,334,053	7,555,401	7,602,349
(18,145,032)	(44,224,301)	(91,703,177)	(120,141,901)	—	(6,390,149)
(25,389)	(73,146)	(231,896)	(398,172)	(2,638)	426
—	529	52,111	133,928	15,123	20,414
2,023,926	(17,060,880)	20,682,927	245,927,908	7,567,886	1,233,040
10,081,031	(10,943,284)	23,134,049	250,642,569	8,433,777	774,324
229,890,541	240,833,825	553,370,271	302,727,702	29,477,420	28,703,096
$239,971,572	$229,890,541	$576,504,320	$ 553,370,271	$ 37,911,197	$29,477,420

510,000	710,000	2,800,000	9,150,000	300,000	300,000
(470,000)	(1,140,000)	(2,275,000)	(3,000,000)	—	(250,000)
40,000	(430,000)	525,000	6,150,000	300,000	50,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Municipal Bond ETF		SPDR Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 580,374	$ 759,775	$ 571,773	$ 921,669
Net realized gain (loss)	(127,180)	(1,181,504)	(50,601)	(87,678)
Net change in unrealized appreciation/depreciation	1,369,065	1,363,270	920,876	106,461
Net increase (decrease) in net assets resulting from operations	1,822,259	941,541	1,442,048	940,452
Net equalization credits and charges	5,957	10,872	(1,011)	3,028
Distributions to shareholders	(638,404)	(530,211)	(661,175)	(974,780)
Return of capital	—	(389,728)	—	—
Total Distributions to shareholders	(638,404)	(919,939)	(661,175)	(974,780)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,293,893	7,988,301	2,900,625	4,356,963
Cost of shares redeemed	—	—	—	—
Net income equalization	(5,957)	(10,872)	1,011	(3,028)
Other capital	5,294	118	102	2,864
Net increase (decrease) in net assets from beneficial interest transactions	5,293,230	7,977,547	2,901,738	4,356,799
Net increase (decrease) in net assets during the period	6,483,042	8,010,021	3,681,600	4,325,499
Net assets at beginning of period	43,071,388	35,061,367	36,790,250	32,464,751
NET ASSETS AT END OF PERIOD	$49,554,430	$43,071,388	$40,471,850	$36,790,250
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	300,000	100,000	150,000
Shares redeemed	—	—	—	—
Net increase (decrease) from share transactions	200,000	300,000	100,000	150,000
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF		SPDR DoubleLine Emerging Markets Fixed Income ETF
Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23

$ 3,533,133	$ 3,781,818	$ 1,844,494	$ 3,204,355	$ 2,067,516	$ 3,313,548
(3,445,357)	(12,530,626)	4,055,694	(13,285,540)	(1,975,505)	(5,095,150)
5,154,645	5,722,938	20,081,622	47,025,282	4,032,807	4,727,940
5,242,421	(3,025,870)	25,981,810	36,944,097	4,124,818	2,946,338
(280,319)	(760,410)	(813,180)	(400,836)	11,161	10,499
(4,070,618)	(3,737,844)	(1,862,310)	(4,093,813)	(2,318,406)	(3,330,606)
—	—	—	—	—	—
(4,070,618)	(3,737,844)	(1,862,310)	(4,093,813)	(2,318,406)	(3,330,606)

34,957,732	110,570,222	128,073,242	107,269,046	8,094,038	22,282,311
(13,152,784)	(42,780,089)	(29,452,550)	(44,239,964)	(4,940,087)	(16,630,979)
280,319	760,410	813,180	400,836	(11,161)	(10,499)
—	—	—	—	29,222	83,477
22,085,267	68,550,543	99,433,872	63,429,918	3,172,012	5,724,310
22,976,751	61,026,419	122,740,192	95,879,366	4,989,585	5,350,541
179,571,864	118,545,445	299,124,353	203,244,987	79,531,567	74,181,026
$202,548,615	$179,571,864	$421,864,545	$299,124,353	$84,521,152	$ 79,531,567

1,370,000	4,210,000	3,000,000	2,680,000	200,000	550,000
(520,000)	(1,640,000)	(690,000)	(1,120,000)	(125,000)	(400,000)
850,000	2,570,000	2,310,000	1,560,000	75,000	150,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF		SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,224,449	$ 4,623,179	$ 71,778,735	$ 101,053,600
Net realized gain (loss)	(938,223)	(1,185,399)	(84,133,765)	(73,961,637)
Net change in unrealized appreciation/depreciation	2,566,676	522,664	100,691,837	(12,300,046)
Net increase (decrease) in net assets resulting from operations	4,852,902	3,960,444	88,336,807	14,791,917
Net equalization credits and charges	52,921	(29,009)	—	—
Distributions to shareholders	(3,864,579)	(4,502,769)	(93,185,925)	(117,444,339)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	38,267,433	16,211,354	333,396,102	1,101,213,991
Cost of shares redeemed	(11,593,298)	(19,702,219)	(124,052,177)	(258,273,252)
Net income equalization	(52,921)	29,009	—	—
Other capital	65,490	51,328	802,857	2,456,789
Net increase (decrease) in net assets from beneficial interest transactions	26,686,704	(3,410,528)	210,146,782	845,397,528
Contribution from affiliate (Note 5)	—	7,309	—	—
Net increase (decrease) in net assets during the period	27,727,948	(3,974,553)	205,297,664	742,745,106
Net assets at beginning of period	127,630,832	131,605,385	2,987,440,313	2,244,695,207
NET ASSETS AT END OF PERIOD	$155,358,780	$127,630,832	$3,192,737,977	$2,987,440,313
SHARES OF BENEFICIAL INTEREST:
Shares sold	825,000	350,000	8,500,000	27,100,000
Shares redeemed	(250,000)	(425,000)	(3,100,000)	(6,350,000)
Net increase (decrease) from share transactions	575,000	(75,000)	5,400,000	20,750,000
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 26.64	$ 27.93	$ 28.52	$ 21.25	$ 25.18	$ 26.62
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	1.61	2.99	0.65	0.78	0.69
Net realized and unrealized gain (loss) (b)	0.60	(1.37)	(0.44)	7.15	(3.89)	(1.43)
Total from investment operations	1.21	0.24	2.55	7.80	(3.11)	(0.74)
Net equalization credits and charges (a)	0.00(c)	(0.02)	0.34	0.02	(0.02)	0.00(c)
Other capital (a)	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.61)	(1.51)	(3.48)	(0.55)	(0.80)	(0.70)
Net asset value, end of period	$ 27.24	$ 26.64	$ 27.93	$ 28.52	$ 21.25	$ 25.18
Total return (d)	4.53%	0.78%	10.57%	37.12%	(12.71)%	(2.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$509,355	$533,633	$468,031	$130,358	$53,750	$112,792
Ratios to average net assets:
Total expenses (e)	0.12%(f)	0.11%	0.05%	0.08%	0.08%	0.12%
Net investment income (loss)	4.50%(f)	5.79%	10.09%	2.56%	3.30%	2.76%
Portfolio turnover rate (g)	9%(h)	30%	38%	49%	30%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 30.29	$ 30.73	$ 35.62	$ 30.37	$ 33.32	$ 32.42
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	1.45	1.33	1.35	1.43	1.53
Net realized and unrealized gain (loss) (b)	0.55	(0.33)	(4.92)	5.18	(2.95)	0.91
Total from investment operations	1.48	1.12	(3.59)	6.53	(1.52)	2.44
Net equalization credits and charges (a)	0.01	(0.02)	(0.01)	0.04	0.03	0.03
Other capital (a)	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.75)	(1.54)	(1.29)	(1.32)	(1.46)	(1.57)
Net asset value, end of period	$ 31.03	$ 30.29	$ 30.73	$ 35.62	$ 30.37	$ 33.32
Total return (d)	5.04%	3.79%	(10.41)%	21.90%	(4.56)%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$78,515	$71,174	$95,559	$125,039	$126,039	$104,613
Ratios to average net assets:
Total expenses (e)	0.18%(f)	0.09%	0.12%	0.16%	0.18%	0.18%
Net investment income (loss)	6.24%(f)	4.78%	3.85%	4.02%	4.41%	4.71%
Portfolio turnover rate (g)	26%(h)	89%	58%	60%	38%	71%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 39.98	$ 38.97	$ 46.04	$ 36.88	$ 38.33	$ 37.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	1.21	1.61	0.91	1.07	1.03
Net realized and unrealized gain (loss) (b)	1.46	2.14	(6.71)	9.16	(1.44)	0.57
Total from investment operations	2.00	3.35	(5.10)	10.07	(0.37)	1.60
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	(0.00)(c)	0.00(c)	0.01
Other capital (a)	—	0.00(c)	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.53)	(1.51)	(1.62)	(0.91)	(1.08)	(1.00)
Net realized gains	—	(0.84)	(0.35)	—	—	—
Total distributions	(0.53)	(2.35)	(1.97)	(0.91)	(1.08)	(1.00)
Net asset value, end of period	$ 41.45	$ 39.98	$ 38.97	$ 46.04	$ 36.88	$ 38.33
Total return (d)	5.07%	9.15%	(11.58)%	27.51%	(1.00)%	4.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$239,972	$229,891	$240,834	$282,690	$237,850	$255,687
Ratios to average net assets:
Total expenses (e)	0.15%(f)	0.11%	0.11%	0.17%	0.09%	0.15%
Net investment income (loss)	2.72%(f)	3.12%	3.59%	2.16%	2.84%	2.76%
Portfolio turnover rate (g)	58%(h)	144%	153%	110%	94%	71%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 40.25	$ 39.83	$ 40.46	$ 40.26	$ 40.41	$ 40.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	1.44	0.21	0.27	0.81	1.02
Net realized and unrealized gain (loss) (b)	0.26	0.18	(0.63)	0.25	(0.11)	0.04
Total from investment operations	1.25	1.62	(0.42)	0.52	0.70	1.06
Net equalization credits and charges (a)	0.02	0.04	(0.01)	0.00(c)	0.02	0.03
Other capital (a)	0.00(c)	0.01	0.01	0.01	0.03	0.02
Distributions to shareholders from:
Net investment income	(1.13)	(1.25)	(0.21)	(0.33)	(0.90)	(0.97)
Net asset value, end of period	$ 40.39	$ 40.25	$ 39.83	$ 40.46	$ 40.26	$ 40.41
Total return (d)	3.21%	4.24%	(1.05)%	1.34%	1.86%	2.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$576,504	$553,370	$302,728	$402,603	$298,907	$167,719
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	4.89%(e)	3.59%	0.51%	0.67%	2.02%	2.54%
Portfolio turnover rate (f)	35%(g)	34%	68%	76%	71%	100%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Loomis Sayles Opportunistic Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$ 25.63	$ 26.09	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	1.45	0.67
Net realized and unrealized gain (loss) (b)	0.66	(0.57)	(4.05)
Total from investment operations	1.48	0.88	(3.38)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.02)
Other capital (a)	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.97)	(1.36)	(0.57)
Net asset value, end of period	$ 26.15	$ 25.63	$ 26.09
Total return (d)	5.93%	3.58%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,911	$29,477	$28,703
Ratios to average net assets:
Total expenses	0.53%(e)	0.53%	0.55%(e)
Net expenses	0.53%(e)	0.53%	0.51%(e)
Net investment income (loss)	6.45%(e)	5.62%	3.11%(e)
Portfolio turnover rate (f)	29%(g)	137%	101%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$ 26.92	$ 26.97	$ 30.11	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.51	0.17	0.07
Net realized and unrealized gain (loss) (b)	0.64	0.04	(2.80)	0.11
Total from investment operations	0.99	0.55	(2.63)	0.18
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.38)	(0.36)	(0.30)	(0.10)
Net realized gains	—	—	(0.22)	—
Return of capital	—	(0.25)	—	—
Total distributions	(0.38)	(0.61)	(0.52)	(0.10)
Net asset value, end of period	$ 27.53	$ 26.92	$ 26.97	$ 30.11
Total return (d)	3.74%	2.10%	(8.83)%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,554	$43,071	$35,061	$45,164
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%(e)
Net investment income (loss)	2.60%(e)	1.90%	0.57%	0.57%(e)
Portfolio turnover rate (f)	22%(g)	52%	49%	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 4/5/2022*- 6/30/22
Net asset value, beginning of period	$ 29.43	$ 29.51	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.77	0.14
Net realized and unrealized gain (loss) (b)	0.62	(0.03)	(0.57)
Total from investment operations	1.07	0.74	(0.43)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(0.52)	(0.82)	(0.09)
Net asset value, end of period	$ 29.98	$ 29.43	$ 29.51
Total return (d)	3.70%	2.53%	(1.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,472	$36,790	$32,465
Ratios to average net assets:
Total expenses	0.43%(e)	0.44%	0.43%(e)
Net investment income (loss)	3.09%(e)	2.62%	2.00%(e)
Portfolio turnover rate (f)	16%(g)	50%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 25.87	$ 27.13	$ 31.31	$ 31.98	$ 31.08	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.69	0.52	0.63	0.81	0.15
Net realized and unrealized gain (loss) (b)	0.24	(1.14)	(4.02)	(0.37)	1.31	0.99
Total from investment operations	0.75	(0.45)	(3.50)	0.26	2.12	1.14
Net equalization credits and charges (a)	(0.04)	(0.14)	(0.14)	(0.16)	(0.17)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.58)	(0.67)	(0.54)	(0.77)	(1.05)	(0.16)
Net asset value, end of period	$ 26.00	$ 25.87	$ 27.13	$ 31.31	$ 31.98	$ 31.08
Total return (d)	2.81%	(2.12)%	(11.78)%	0.29%	6.42%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$202,549	$179,572	$118,545	$82,974	$47,014	$10,877
Ratios to average net assets:
Total expenses (e)	0.38%(f)	0.36%	0.39%	0.39%	0.31%	0.31%(f)
Net investment income (loss)	3.99%(f)	2.62%	1.76%	1.99%	2.57%	1.98%(f)
Portfolio turnover rate (g)	55%(h)	110%	75%	79%	150%	32%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 43.35	$ 38.06	$ 44.38	$ 32.83	$ 30.73	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.54	0.47	0.36	0.57	0.23
Net realized and unrealized gain (loss) (b)	2.57	5.51	(5.07)	11.62	1.98	0.55
Total from investment operations	2.80	6.05	(4.60)	11.98	2.55	0.78
Net equalization credits and charges (a)	(0.10)	(0.07)	(0.03)	(0.04)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.24)	(0.69)	(0.46)	(0.39)	(0.48)	(0.11)
Net realized gains	—	—	(1.23)	—	—	—
Total distributions	(0.24)	(0.69)	(1.69)	(0.39)	(0.48)	(0.11)
Net asset value, end of period	$ 45.81	$ 43.35	$ 38.06	$ 44.38	$ 32.83	$ 30.73
Total return (c)	6.28%	15.91%	(11.02)%	36.48%	8.52%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$421,865	$299,124	$203,245	$174,396	$68,617	$14,136
Ratios to average net assets:
Total expenses (d)	0.57%(e)	0.57%	0.54%	0.52%	0.49%	0.49%(e)
Net investment income (loss)	1.07%(e)	1.37%	1.06%	0.89%	1.79%	3.12%(e)
Portfolio turnover rate (f)	99%(g)	203%	202%	263%	154%	39%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 40.79	$ 41.21	$ 50.99	$ 49.09	$ 51.02	$ 48.25
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07	1.85	1.49	1.48	1.87	1.98
Net realized and unrealized gain (loss) (b)	1.04	(0.47)	(8.60)	1.83	(2.06)	2.60
Total from investment operations	2.11	1.38	(7.11)	3.31	(0.19)	4.58
Net equalization credits and charges (a)	0.01	0.01	(0.01)	0.03	0.04	0.03
Other capital (a)	0.02	0.05	0.03	0.09	0.13	0.08
Distributions to shareholders from:
Net investment income	(1.19)	(1.86)	(1.47)	(1.53)	(1.91)	(1.92)
Net realized gains	—	—	(1.22)	—	—	—
Total distributions	(1.19)	(1.86)	(2.69)	(1.53)	(1.91)	(1.92)
Net asset value, end of period	$ 41.74	$ 40.79	$ 41.21	$ 50.99	$ 49.09	$ 51.02
Total return (c)	5.40%	3.63%	(14.57)%	7.09%	(0.04)%	9.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,521	$79,532	$74,181	$123,643	$94,494	$65,050
Ratios to average net assets:
Total expenses	0.65%(d)	0.66%	0.65%	0.72%	0.75%	0.75%
Net expenses	0.65%(d)	0.66%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	5.27%(d)	4.57%	3.12%	2.95%	3.77%	4.06%
Portfolio turnover rate (e)	26%(f)	48%	38%	77%	54%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 46.41	$ 46.59	$ 49.69	$ 49.57	$ 49.53	$ 48.81
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.68	0.69	0.68	1.08	1.30
Net realized and unrealized gain (loss) (b)	0.46	(0.22)	(2.96)	0.14	0.07	0.62
Total from investment operations	1.58	1.46	(2.27)	0.82	1.15	1.92
Net equalization credits and charges (a)	0.02	(0.01)	(0.01)	0.01	0.00(c)	0.03
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—	—
Other capital (a)	0.02	0.02	0.07	0.01	0.03	0.06
Distributions to shareholders from:
Net investment income	(1.31)	(1.65)	(0.73)	(0.72)	(1.14)	(1.29)
Net realized gains	—	—	(0.16)	—	—	—
Total distributions	(1.31)	(1.65)	(0.89)	(0.72)	(1.14)	(1.29)
Net asset value, end of period	$ 46.72	$ 46.41	$ 46.59	$ 49.69	$ 49.57	$ 49.53
Total return (d)	3.56%	3.24%	(4.52)%	1.70%	2.43%	4.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$155,359	$127,631	$131,605	$160,239	$142,519	$121,344
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%	0.45%	0.49%	0.50%	0.50%
Net expenses	0.45%(e)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.78%(e)	3.63%	1.41%	1.36%	2.18%	2.65%
Portfolio turnover rate (f)	17%(g)	34%	104%	58%	43%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 40.45	$ 42.27	$ 48.46	$ 49.40	$ 48.96	$ 47.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	1.68	1.30	1.09	1.37	1.56
Net realized and unrealized gain (loss) (b)	0.10	(1.55)	(5.91)	(0.70)	0.59	1.44
Total from investment operations	1.00	0.13	(4.61)	0.39	1.96	3.00
Net equalization credits and charges (a)	—	—	(0.00)(c)	0.00(c)	(0.00)(c)	0.00(c)
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital (a)	0.01	0.04	0.01	0.00(c)	0.03	0.04
Distributions to shareholders from:
Net investment income	(1.17)	(1.99)	(1.59)	(1.33)	(1.55)	(1.68)
Net asset value, end of period	$ 40.29	$ 40.45	$ 42.27	$ 48.46	$ 49.40	$ 48.96
Total return (d)	2.61%	0.49%	(9.75)%	0.81%(e)	4.13%	6.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,192,738	$2,987,440	$2,244,695	$3,188,671	$3,191,242	$3,336,881
Ratios to average net assets:
Total expenses	0.55%(f)	0.56%	0.55%	0.62%	0.65%	0.65%
Net expenses	0.55%(f)	0.56%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	4.58%(f)	4.11%	2.79%	2.22%	2.80%	3.27%
Portfolio turnover rate (g)	50%(h)	113%	119%	82%(g)	25%	47%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended June 30, 2021, the total return would have remained 0.81%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF and SPDR Nuveen Municipal Bond ESG ETF are each classified as a non-diversified investment company.  The remaining Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

(“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid quarterly for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF and SPDR SSGA US Sector Rotation ETF and declared and paid monthly for SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Doubline Total Return Tactical ETF, SPDR Doubline Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR Nuveen Municipal Bond ESG ETF and SPDR Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

3.    Securities and Other Investments
Delayed Delivery Transactions
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The SPDR Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. For the period ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Interest Rate Swaps
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. During the fiscal period ended December 31, 2023, the SPDR Loomis Sayles Opportunistic Bond ETF entered into interest rate swaps in order to manage interest rate risk.
Credit Default Swaps
During the period ended December 31, 2023, the SPDR Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2023, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$332,509	$—	$—	$—	$—	$332,509
SPDR Loomis Sayles Opportunistic Bond ETF
Futures Contracts	346,175	—	—	—	—	346,175
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Loomis Sayles Opportunistic Bond ETF
Swap Contracts	$6,576	$—	$—	$—	$—	$6,576
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$(947,774)	$—	$ —	$—	$—	$(947,774)
SPDR Loomis Sayles Opportunistic Bond ETF
Futures Contracts	(139,661)	—	—	—	—	(139,661)
Swap Contracts	(13,028)	—	(13,010)	—	—	(26,038)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$627,537	$—	$—	$—	$—	$627,537
SPDR Loomis Sayles Opportunistic Bond ETF
Futures Contracts	337,014	—	—	—	—	337,014
Swap Contracts	41,925	—	—	—	—	41,925
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50 *%
SPDR SSGA Income Allocation ETF	0.50 *
SPDR SSGA Global Allocation ETF	0.35 *

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Annual Rate
SPDR SSGA Ultra Short Term Bond ETF	0.20%
SPDR Loomis Sayles Opportunistic Bond ETF	0.55 *
SPDR Nuveen Municipal Bond ETF	0.40
SPDR Nuveen Municipal Bond ESG ETF	0.43
SPDR SSGA Fixed Income Sector Rotation ETF	0.50 *
SPDR SSGA US Sector Rotation ETF	0.70 *
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45
SPDR DoubleLine Total Return Tactical ETF	0.55
*	The Advisory fees were reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by the acquired fund fees and expenses and for the period ended December 31, 2023, the net annualized advisory fees were 0.12%, 0.18%, 0.15%, 0.52%, 0.38% and 0.57%, respectively.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement  January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Schedules of Investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

During the fiscal year ended June 30, 2023 State Street made a contribution of $7,309 to the SPDR DoubleLine Short Duration Total Return Tactical ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ —	$ —	$ 46,033,947	$ 50,178,499
SPDR SSGA Income Allocation ETF	—	—	18,193,678	18,499,018
SPDR SSGA Global Allocation ETF	—	—	128,526,304	125,378,320
SPDR SSGA Ultra Short Term Bond ETF	34,488,586	27,683,535	153,286,384	98,289,076
SPDR Loomis Sayles Opportunistic Bond ETF	—	—	15,423,862	9,118,284
SPDR Nuveen Municipal Bond ETF	—	—	15,422,800	9,768,843
SPDR Nuveen Municipal Bond ESG ETF	—	—	6,943,439	5,882,599
SPDR SSGA Fixed Income Sector Rotation ETF	—	—	97,756,975	98,344,928
SPDR SSGA US Sector Rotation ETF	—	—	339,786,133	340,117,887
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	—	20,733,590	20,061,696
SPDR DoubleLine Short Duration Total Return Tactical ETF	33,687,800	7,015,431	24,725,991	13,262,445
SPDR DoubleLine Total Return Tactical ETF	1,560,534,613	1,361,094,585	179,494,670	175,791,706
For the period ended December 31, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$ 77,013,521	$113,858,583	$4,124,776
SPDR SSGA Income Allocation ETF	7,320,978	1,994,987	42,399
SPDR SSGA Global Allocation ETF	17,888,080	15,960,372	2,473,585
SPDR Loomis Sayles Opportunistic Bond ETF	—	7,252	11
SPDR Nuveen Municipal Bond ESG ETF	2,876,026	—	—
SPDR SSGA Fixed Income Sector Rotation ETF	34,940,019	13,152,057	86,815
SPDR SSGA US Sector Rotation ETF	127,621,327	29,014,133	4,358,670
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$ 558,588,983	$ 4,482,513	$ 31,432,324	$ (26,949,811)
SPDR SSGA Income Allocation ETF	93,941,359	1,727,797	5,871,998	(4,144,201)
SPDR SSGA Global Allocation ETF	233,349,227	24,155,581	6,176,804	17,978,777
SPDR SSGA Ultra Short Term Bond ETF	569,027,945	3,675,577	1,370,002	2,305,575
SPDR Loomis Sayles Opportunistic Bond ETF	36,911,821	1,128,019	635,764	492,255
SPDR Nuveen Municipal Bond ETF	49,687,069	974,303	1,648,182	(673,879)
SPDR Nuveen Municipal Bond ESG ETF	39,598,910	778,152	227,522	550,630
SPDR SSGA Fixed Income Sector Rotation ETF	221,002,229	1,501,660	643,003	858,657
SPDR SSGA US Sector Rotation ETF	426,056,686	47,772,172	1,472,090	46,300,082
SPDR DoubleLine Emerging Markets Fixed Income ETF	89,556,815	1,130,253	7,218,261	(6,088,008)
SPDR DoubleLine Short Duration Total Return Tactical ETF	154,097,999	861,650	4,040,869	(3,179,219)
SPDR DoubleLine Total Return Tactical ETF	3,341,951,253	72,991,109	244,094,262	(171,103,153)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 22,286,672	$ 22,259,665	$ 738,150	$ 22,997,815
SPDR SSGA Income Allocation ETF	14,748,000	11,290,594	3,864,000	15,154,594
SPDR SSGA Global Allocation ETF	13,670,034	11,654,151	2,368,610	14,022,761
SPDR SSGA Fixed Income Sector Rotation ETF	18,837,690	19,257,020	114,050	19,371,070
SPDR SSGA US Sector Rotation ETF	57,934,124	50,319,432	8,846,400	59,165,832
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$22,259,665	$—	$—	$—	$22,259,665	$22,259,665
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	11,290,594	—	—	—	11,290,594	11,290,594
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	11,654,151	—	—	—	11,654,151	11,654,151
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	19,257,020	—	—	—	19,257,020	19,257,020
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	50,319,432	—	—	—	50,319,432	50,319,432
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2023:
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2023.
12.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Funds' investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.12%	$1,045.30	$0.62	$1,024.50	$0.61
SPDR SSGA Income Allocation ETF	0.18	1,050.40	0.93	1,024.20	0.92
SPDR SSGA Global Allocation ETF	0.15	1,050.70	0.77	1,024.40	0.76
SPDR SSGA Ultra Short Term Bond ETF	0.20	1,032.10	1.02	1,024.10	1.02
SPDR Loomis Sayles Opportunistic Bond ETF	0.53	1,059.30	2.74	1,022.50	2.69
SPDR Nuveen Municipal Bond ETF	0.40	1,037.40	2.05	1,023.10	2.03
SPDR Nuveen Municipal Bond ESG ETF	0.43	1,037.00	2.20	1,023.00	2.19
SPDR SSGA Fixed Income Sector Rotation ETF	0.38	1,028.10	1.94	1,023.20	1.93
SPDR SSGA US Sector Rotation ETF	0.57	1,062.80	2.96	1,022.30	2.90
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65	1,054.00	3.36	1,021.90	3.30
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45	1,035.60	2.30	1,022.90	2.29
SPDR DoubleLine Total Return Tactical ETF	0.55	1,026.10	2.80	1,022.40	2.80

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

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Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the Funds are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the Funds to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
DoubleLine® is a registered trademark of DoubleLine Capital LP.
State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the Sub-Adviser.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRACTIVESAR

Semi-Annual Report
December 31, 2023
SSGA Active Trust
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Blackstone High Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
SPDR Blackstone Senior Loan ETF	3.6%
Point Au Roche Park CLO Ltd. 11.78% 7/20/2034	1.1
Intesa Sanpaolo SpA 5.71% 1/15/2026	0.6
Sunoco LP/Sunoco Finance Corp. 4.50% 5/15/2029	0.6
ARES LXVIII CLO Ltd. 13.93% 4/25/2035	0.6
TOTAL	6.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Software	8.3%
Diversified Financial Services	5.0
Commercial Services	4.6
Oil, Gas & Consumable Fuels	4.3
Automobiles	4.1
Asset Backed Securities	4.0
Other ABS	3.5
Media	3.3
Pipelines	2.9
Specialty Retail	2.8
Hotels, Restaurants & Leisure	2.7
Insurance	2.6
Real Estate Investment Trusts (REITs)	2.6
Home Furnishings	2.0
Aerospace & Defense	1.9
Entertainment	1.9
Commercial Services & Supplies	1.9
Retail-Restaurants	1.8
Building Products	1.6
Health Care Providers & Services	1.6
Leisure Industry	1.3
Containers & Packaging	1.2
Transport-Services	1.2
Health Care Equipment & Supplies	1.1
Construction & Engineering	1.1
Chemicals	1.1
Metals & Mining	1.1
Construction Materials	0.9
Machinery-Construction & Mining	0.9
Office Automation&Equip	0.9
IT Services	0.8
Cosmetics & Toiletries	0.8
Diversified Telecommunication Services	0.8
Bldg-Residential/Commer	0.8
Pharmaceuticals	0.7
Retail-Building Products	0.7
Internet & Telecom	0.7
Retail	0.7
Auto Components	0.7
Food Products	0.6
Computers	0.6
Machinery	0.6
Commercial Banks	0.6
Airlines	0.5
Beverages	0.5
Electric Utilities	0.5
Household Products	0.5
Paper & Forest Products	0.5
Real Estate	0.5
Ground Transportation	0.4
Advertising Services	0.4
Leisure&Rec/Games	0.4
Investment Companies	0.4
Steel-Producers	0.4
Distribution/Wholesale	0.4
Electrical Equipment	0.4
See accompanying notes to financial statements.
1

SPDR Blackstone High Income ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Oil-Field Services	0.4%
	Consumer Staples Distribution & Retail	0.4
	Electric-Generation	0.4
	Finance-Consumer Loans	0.4
	Metal-Iron	0.4
	Oil&Gas Drilling	0.4
	Consumer Finance	0.3
	Telecommunication Equip	0.3
	Trading Companies & Distributors	0.3
	Miscellaneous Manufactur	0.3
	Building Materials	0.3
	Hoolding Companies & Diversified	0.3
	Television	0.3
	Printing-Commercial	0.3
	Cruise Lines	0.3
	Medical Labs&Testing Srv	0.2
	Capital Markets	0.2
	Internet Security	0.2
	Shipbuilding	0.2
	Real Estate Management & Development	0.2
	Publishing-Newspapers	0.2
	Diversified Finan Serv	0.2
	Communications Equipment	0.1
	Internet & Catalog Retail	0.1
	Food-Misc/Diversified	0.1
	Air Freight & Logistics	0.1
	Life Sciences Tools & Services	0.1
	Diversified Consumer Services	0.1
	Professional Services	0.1
	Casino Services	0.1
	Leisure Time	0.1
	Semiconductors & Semiconductor Equipment	0.1
	Retail-Major Dept Store	0.1
	Bldg Prod-Doors&Windows	0.1
	E-Commerce/Services	0.1
	Food-Retail	0.1
	Broadcast Serv/Program	0.1
	Environ Monitoring&Det	0.1
	Commercial Serv-Finance	0.1
	Medical-Drugs	0.1
	Rental Auto/Equipment	0.1
	Building&Construct-Misc	0.1
	Metal Processors&Fabrica	0.0 *
	Enterprise Software/Serv	0.0 *
	Coal	0.0 *
	Short-Term Investment	2.7
	Liabilities in Excess of Other Assets	(0.3)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Blackstone Senior Loan ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2023

Description	% of Net Assets
Barclays Capital, Inc. 5.37% 6/15/2024	1.9%
Peraton Corp. Term Loan B 9.21% 2/1/2028	1.8
Medline Borrower LP USD Term Loan B 8.47% 10/23/2028	1.7
Athenahealth Group, Inc. 2022 Term Loan B 8.61% 2/15/2029	1.7
1011778 BC ULC 2023 Term Loan B5 7.61% 9/20/2030	1.6
TOTAL	8.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2023

% of Net Assets
Software	14.2%
Commercial Services	7.5
Insurance	5.7
Media	5.0
Entertainment	4.1
Diversified Financial Services	3.5
Health Care Providers & Services	3.3
Hotels, Restaurants & Leisure	3.3
Retail	2.9
Pharmaceuticals	2.7
Health Care Equipment & Supplies	2.6
Commercial Services & Supplies	2.5
Specialty Retail	2.5
Airlines	2.3
Aerospace & Defense	2.1
Pipelines	2.1
Building Products	1.7
Retail-Restaurants	1.6
Retail-Building Products	1.5
Cosmetics & Toiletries	1.5
Machinery	1.4
Home Furnishings	1.4
Containers & Packaging	1.2
Machinery-Construction & Mining	1.1
Beverages	1.0
Computers	1.0
Auto Components	1.0
Diversified Telecommunication Services	0.9
Transport-Services	0.9
Distribution/Wholesale	0.9
Oil, Gas & Consumable Fuels	0.8
Real Estate Investment Trusts (REITs)	0.8
Chemicals	0.7
Life Sciences Tools & Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Independent Power Producers & Energy Traders	0.6
Internet & Telecom	0.6
Construction & Engineering	0.6
Electronic Equipment, Instruments & Components	0.6
Leisure Industry	0.5
Construction Materials	0.4
Leisure&Rec/Games	0.4
Building Materials	0.4
Communications Equipment	0.3
Food Products	0.3
IT Services	0.3
Air Freight & Logistics	0.3
Diversified Consumer Services	0.3
Investment Companies	0.3
Steel-Producers	0.3
Metals & Mining	0.3
Ground Transportation	0.2
Internet & Catalog Retail	0.2
Telecommunication Equip	0.2
Trading Companies & Distributors	0.2
See accompanying notes to financial statements.
3

SPDR Blackstone Senior Loan ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Professional Services	0.2%
	Advertising Services	0.2
	Leisure Time	0.2
	Shipbuilding	0.2
	Oil-Field Services	0.2
	Office Automation&Equip	0.2
	Bldg-Residential/Commer	0.2
	Miscellaneous Manufactur	0.1
	Metal Fabricate & Hardware	0.1
	Capital Markets	0.1
	Casino Services	0.1
	Internet Security	0.1
	Electrical Equipment	0.1
	Advertising Agencies	0.1
	Hoolding Companies & Diversified	0.1
	Lodging	0.1
	Commercial Banks	0.1
	Cable/Satellite TV	0.1
	Automobiles	0.1
	Television	0.1
	Bldg Prod-Doors&Windows	0.1
	Electric Utilities	0.1
	Real Estate	0.1
	Electric-Generation	0.1
	Paper & Forest Products	0.1
	Metal-Iron	0.1
	Cruise Lines	0.1
	Oil&Gas Drilling	0.1
	Diversified Finan Serv	0.1
	Distributors	0.0 *
	Household Products	0.0 *
	Food-Misc/Diversified	0.0 *
	Gaming & Entertainment	0.0 *
	Environmental Control	0.0 *
	Consumer Staples Distribution & Retail	0.0 *
	Finance-Mtge Loan/Banker	0.0 *
	E-Commerce/Services	0.0 *
	Environ Monitoring&Det	0.0 *
	Medical-Hospitals	0.0 *
	Publishing-Newspapers	0.0 *
	Internet Connectiv Svcs	0.0 *
	Finance-Consumer Loans	0.0 *
	Commercial Serv-Finance	0.0 *
	Building&Construct-Misc	0.0 *
	Enterprise Software/Serv	0.0 *
	Coal	0.0 *
	Short-Term Investment	7.5
	Repurchase Agreements	1.9
	Liabilities in Excess of Other Assets	(7.4)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 44.5%
ADVERTISING SERVICES — 0.2%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1 1 mo. USD Term SOFR + 4.00%, 9.36%, 12/21/2028 (a)	$ 222,804	$ 224,119
CMG Media Corp. 2021 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.95%, 12/17/2026 (a)	61,713	57,393
		281,512
AEROSPACE & DEFENSE — 0.6%
Dynasty Acquisition Co., Inc.:
2023 Term Loan B1 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/24/2028 (a)	126,222	126,706
2023 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/24/2028 (a)	54,095	54,303
TransDigm, Inc. 2023 Term Loan I 3 mo. USD Term SOFR + 3.25%, 8.61%, 8/24/2028 (a)	619,290	622,884
		803,893
AIR FREIGHT & LOGISTICS — 0.1%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.36%, 7/26/2028 (a)	173,669	170,689
AIRLINES — 0.5%
Air Canada 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.14%, 8/11/2028 (a)	247,849	248,914
American Airlines, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.60%, 2/15/2028 (a)	106,662	106,702
Kestrel Bidco, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.46%, 12/11/2026 (a)	69,181	69,171
Mileage Plus Holdings LLC 2020 Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.77%, 6/21/2027 (a)	95,267	98,669
United Airlines, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.22%, 4/21/2028 (a)	158,279	159,070
		682,526
Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.5%
BBB Industries LLC 2022 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.71%, 7/25/2029 (a)	$ 364,650	$ 346,607
Clarios Global LP 2023 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.11%, 5/6/2030 (a)	249,375	250,248
		596,855
BEVERAGES — 0.4%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/31/2028 (a)	503,616	499,839
BUILDING MATERIALS — 0.3%
Summit Materials LLC 2023 Incremental Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.57%, 11/30/2028 (a)	150,000	150,657
Tamko Building Products LLC 2023 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.87%, 9/20/2030 (a)	248,182	249,683
		400,340
BUILDING PRODUCTS — 1.2%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.86%, 5/17/2028 (a)	197,191	173,583
Chamberlain Group, Inc. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 11/3/2028 (a)	365,049	364,658
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 4/12/2028 (a)	380,296	381,049
Janus International Group LLC 2023 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.76%, 8/3/2030 (a)	174,562	175,190
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.95%, 4/29/2029 (a)	379,400	376,351
		1,470,831
CAPITAL MARKETS — 0.2%
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 8/2/2028 (a)	208,136	207,980

See accompanying notes to financial statements.
5

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CASINO SERVICES — 0.1%
Stars Group Holdings BV 2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.86%, 7/22/2028 (a)	$ 165,205	$ 165,985
CHEMICALS — 0.6%
Nouryon Finance BV 2023 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.47%, 4/3/2028 (a)	430,980	433,202
PQ Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.98%, 6/9/2028 (a)	125,119	125,479
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.36%, 3/16/2027 (a)	170,823	171,317
		729,998
COMMERCIAL SERVICES — 3.6%
AEA International Holdings Sarl Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.36%, 9/7/2028 (a)	287,863	288,942
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.11%, 2/4/2028 (a)	176,402	176,998
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 5/12/2028 (a)	490,217	488,947
Belron Finance U.S. LLC 2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.50%, 8.00%, 4/18/2029 (a)	124,375	124,997
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (a)	253,693	247,562
Corp. Service Co. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 11/2/2029 (a)	297,178	298,292
GTCR W Merger Sub LLC USD Term Loan B (b)	373,005	375,103
Homeserve USA Holding Corp. Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 10/21/2030 (a)	372,238	373,867
Mavis Tire Express Services Corp. 2021 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/4/2028 (a)	382,698	383,895
Security Description	Principal Amount	Value
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.51%, 4/11/2029 (a)	$ 266,504	$ 244,147
OMNIA Partners LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.63%, 7/25/2030 (a)	364,050	366,782
Prime Security Services Borrower LLC 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/14/2030 (a)	372,508	374,050
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.50%, 9.85%, 10/4/2030 (a)	120,000	120,495
Verscend Holding Corp. 2021 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 8/27/2025 (a)	586,028	588,712
VT Topco, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.61%, 8/9/2030 (a)	175,000	176,094
		4,628,883
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Aramark Services, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.97%, 4/6/2028 (a)	355,896	356,729
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.72%, 1/20/2029 (a)	335,165	317,123
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 8.61%, 7/31/2027 (a)	304,224	302,441
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/19/2028 (a)	179,590	179,085
Covanta Holding Corp.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/30/2028 (a)	131,130	131,263
2021 Term Loan C 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/30/2028 (a)	9,998	10,008
Garda World Security Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.72%, 10/30/2026 (a)	497,748	499,266

See accompanying notes to financial statements.
6

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
McGraw-Hill Global Education Holdings LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.75%, 10.11%, 7/28/2028 (a)	$ 243,364	$ 243,441
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 9.11%, 11/30/2027 (a)	187,181	187,531
Thevelia U.S. LLC USD Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.25%, 6/18/2029 (a)	149,625	150,373
		2,377,260
COMMUNICATIONS EQUIPMENT — 0.1%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 3/9/2027 (a)	108,052	93,158
COMPUTERS — 0.3%
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 10.64%, 7/27/2028 (a)	132,134	94,559
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 9.64%, 4/24/2028 (a)	243,675	242,212
		336,771
CONSTRUCTION & ENGINEERING — 0.6%
Brown Group Holding LLC:
2022 Incremental Term Loan B2 3 mo. USD Term SOFR + 3.75%, 9.14%, 7/2/2029 (a)	153,130	153,748
Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.21%, 6/7/2028 (a)	166,546	166,926
KKR Apple Bidco LLC 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.22%, 9/22/2028 (a)	271,606	271,691
Pike Corp. 2021 Incremental Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 1/21/2028 (a)	184,204	185,067
		777,432
CONSTRUCTION MATERIALS — 0.3%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 1 mo. USD Term SOFR + 2.63%, 8.10%, 2/1/2027 (a)	420,570	423,331
Security Description	Principal Amount	Value
CONSUMER FINANCE — 0.3%
Amentum Government Services Holdings LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 1/29/2027 (a)	$ 349,557	$ 350,539
CONTAINERS & PACKAGING — 0.9%
Berlin Packaging LLC 2021 Term Loan B5 1 mo. USD Term SOFR + 3.75%, 9.21%, 3/11/2028 (a)	125,633	125,926
Charter NEX U.S., Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.22%, 12/1/2027 (a)	375,135	377,305
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 4.18%, 9.63%, 4/13/2029 (a)	125,593	126,299
Graham Packaging Co., Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 8/4/2027 (a)	50,148	50,278
Proampac PG Borrower LLC 2023 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.89%, 9/15/2028 (a)	375,162	376,334
Trident TPI Holdings, Inc. 2021 Term Loan B3 3 mo. USD Term SOFR + 4.00%, 9.61%, 9/15/2028 (a)	78,699	78,585
		1,134,727
COSMETICS & TOILETRIES — 0.7%
Solis IV BV USD Term Loan B1 3 mo. USD Term SOFR + 3.50%, 8.88%, 2/26/2029 (a)	383,814	383,046
Sunshine Luxembourg VII Sarl 2021 Term Loan B3 3 mo. USD Term SOFR + 3.50%, 8.95%, 10/1/2026 (a)	457,686	460,670
		843,716
DISTRIBUTION/WHOLESALE — 0.4%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.86%, 9/29/2028 (a)	375,451	375,628
Windsor Holdings III LLC USD Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.84%, 8/1/2030 (a)	114,711	115,714
		491,342

See accompanying notes to financial statements.
7

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 11.21%, 12/10/2029 (a)	$ 144,286	$ 125,142
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Advisor Group, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.86%, 8/17/2028 (a)	112,892	113,395
Apex Group Treasury LLC USD Term Loan 3 mo. USD Term SOFR + 3.75%, 9.38%, 7/27/2028 (a)	90,505	90,278
Aretec Group, Inc. 2023 Incremental Term Loan 1 mo. USD Term SOFR + 4.50%, 9.96%, 8/9/2030 (a)	502,858	503,200
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 (b)	140,000	140,478
Citadel Securities LP 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.97%, 7/29/2030 (a)	246,520	247,392
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.10%, 4/9/2027 (a)	251,975	250,086
Edelman Financial Center LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.86%, 4/7/2028 (a)	500,444	501,775
Focus Financial Partners LLC 2021 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 7.86%, 6/30/2028 (a)	496,751	497,653
NFP Corp. 2020 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 2/16/2027 (a)	134,421	135,272
Paysafe Holdings Corp. USD Term Loan B1 1 mo. USD Term SOFR + 2.75%, 8.22%, 6/28/2028 (a)	75,980	75,901
Walker & Dunlop, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.25%, 7.71%, 12/16/2028 (a)	116,763	116,617
		2,672,047
Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.89%, 8/15/2028 (a)	$ 88,454	$ 79,719
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.36%, 12/17/2027 (a)	84,983	84,862
		164,581
ELECTRICAL EQUIPMENT — 0.1%
MX Holdings U.S., Inc. 2023 USD Term Loan B1D 1 mo. USD Term SOFR + 2.75%, 8.22%, 7/31/2028 (a)	114,922	115,389
ENTERTAINMENT — 1.3%
AP Gaming I LLC 2022 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.35%, 2/15/2029 (a)	177,276	178,217
CE Intermediate I LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.02%, 11/10/2028 (a)	188,374	186,961
Crown Finance U.S., Inc. 2023 Exit Term Loan 3 mo. USD Term SOFR + 8.50%, 13.88%, 7/31/2028 (a)	40,186	40,890
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.35%, 1/27/2029 (a)	267,725	268,185
GVC Holdings Ltd. 2022 USD Term Loan B2 3 mo. USD Term SOFR + 3.50%, 8.95%, 10/31/2029 (a)	276,742	277,607
Motion Finco Sarl Delayed Draw Term Loan B2 3 mo. USD Term SOFR + 3.25%, 8.86%, 11/12/2026 (a)	49,340	49,450
SMG U.S. Midco 2, Inc. 2020 Term Loan 3 mo. USD Term SOFR + 2.50%, 8.14%, 1/23/2025 (a)	138,815	139,179
UFC Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.40%, 4/29/2026 (a)	420,648	422,722
WMG Acquisition Corp. 2021 Term Loan G 1 mo. USD Term SOFR + 2.13%, 7.48%, 1/20/2028 (a)	134,203	134,488
		1,697,699

See accompanying notes to financial statements.
8

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.3%
Froneri International Ltd. 2020 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 7.61%, 1/29/2027 (a)	$ 356,244	$ 357,063
FOOD-MISC/DIVERSIFIED — 0.1%
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/12/2028 (a)	188,003	187,651
GROUND TRANSPORTATION — 0.3%
Genesee & Wyoming, Inc. Term Loan 3 mo. USD Term SOFR + 2.00%, 7.36%, 12/30/2026 (a)	123,783	124,218
Kenan Advantage Group, Inc. 2021 Term Loan B1 1 mo. USD Term SOFR + 3.86%, 9.22%, 3/24/2026 (a)	311,174	310,602
		434,820
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Bausch & Lomb Corp. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.71%, 5/10/2027 (a)	611,079	606,117
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.36%, 10/1/2027 (a)	510,478	497,716
		1,103,833
HEALTH CARE PROVIDERS & SERVICES — 0.9%
GHX Ultimate Parent Corp. 2023 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.12%, 6/30/2027 (a)	169,778	170,451
Medline Borrower LP USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/23/2028 (a)	619,277	623,097
Radnet Management, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 8.64%, 4/21/2028 (a)	136,385	136,991
Surgery Center Holdings, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/19/2030	280,000	281,488
		1,212,027
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 7/31/2028 (a)	$ 486,024	$ 487,001
HOOLDING COMPANIES & DIVERSIFIED — 0.3%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 11/1/2030 (a)	372,586	374,218
HOTELS, RESTAURANTS & LEISURE — 1.5%
Alterra Mountain Co. 2021 Series B-2 Consenting Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 8/17/2028 (a)	311,395	312,239
Caesars Entertainment Corp. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 2/6/2030 (a)	316,929	318,191
Motion Finco Sarl USD Term Loan B1 3 mo. USD Term SOFR + 3.25%, 8.86%, 11/12/2026 (a)	346,095	346,867
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/1/2028 (a)	617,008	619,322
Scientific Games International, Inc. 2022 USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 4/14/2029 (a)	306,738	308,080
		1,904,699
INSURANCE — 2.4%
Acrisure LLC 2021 First Lien Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.90%, 2/15/2027 (a)	169,961	170,704
Alliant Holdings Intermediate LLC 2023 Term Loan B6 3 mo. USD Term SOFR + 3.50%, 8.86%, 11/6/2030	360,492	360,492
AmWINS Group, Inc. 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.11%, 2/19/2028 (a)	128,700	129,223
AssuredPartners, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 2/12/2027 (a)	488,520	490,232
Broadstreet Partners, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 1/27/2027 (a)	372,202	373,183

See accompanying notes to financial statements.
9

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
HUB International Ltd. 2023 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.66%, 6/20/2030 (a)	$ 114,712	$ 115,350
Hyperion Insurance Group Ltd. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 11/12/2027 (a)	496,563	498,284
Ryan Specialty Group LLC Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 9/1/2027 (a)	244,355	244,559
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/24/2028 (a)	439,067	440,957
USI, Inc.:
2023 Acquisition Term Loan 3 mo. USD Term SOFR + 3.25%, 8.60%, 9/27/2030 (a)	99,750	100,030
2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.34%, 11/22/2029 (a)	183,041	183,628
		3,106,642
INTERNET & CATALOG RETAIL — 0.1%
ION Trading Finance Ltd. 2021 USD Term Loan 3 mo. USD Term SOFR + 4.75%, 10.20%, 4/3/2028 (a)	74,309	74,489
INTERNET & TELECOM — 0.4%
Adevinta ASA USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.11%, 6/26/2028	48,365	48,837
Go Daddy Operating Co. LLC 2021 Term Loan B4 1 mo. USD Term SOFR + 2.00%, 7.47%, 8/10/2027 (a)	821	821
Uber Technologies, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.13%, 3/3/2030 (a)	493,796	495,803
		545,461
INTERNET SECURITY — 0.2%
Proofpoint, Inc. 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.25%, 11.72%, 8/31/2029 (a)	240,040	243,041
Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.2%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.95%, 5/17/2029 (a)	$ 131,868	$ 132,296
GIP Pilot Acquisition Partners LP Term Loan 3 mo. USD Term SOFR + 3.00%, 8.39%, 10/4/2030 (a)	100,000	100,152
		232,448
IT SERVICES — 0.4%
Access CIG LLC:
2018 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.75%, 13.39%, 2/27/2026 (a)	194,616	194,453
2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.39%, 8/18/2028 (a)	248,506	249,231
Ahead DB Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.20%, 10/18/2027 (a)	52,392	52,278
Presidio Holdings, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.96%, 1/22/2027 (a)	22,585	22,659
		518,621
LEISURE INDUSTRY — 0.4%
Carnival Corp. 2021 Incremental Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 10/18/2028 (a)	498,419	499,875
LEISURE TIME — 0.1%
Recess Holdings, Inc. 2023 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.39%, 3/29/2027 (a)	174,562	176,090
LEISURE&REC/GAMES — 0.4%
Scientific Games Holdings LP 2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.66%, 4/4/2029 (a)	472,572	473,340
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Parexel International Corp. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 11/15/2028 (a)	159,740	160,878
MACHINERY — 0.5%
Chart Industries, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 3/15/2030 (a)	156,668	157,190

See accompanying notes to financial statements.
10

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 6/21/2028 (a)	$ 435,169	$ 434,427
		591,617
MACHINERY-CONSTRUCTION & MINING — 0.4%
Brookfield WEC Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.11%, 8/1/2025 (a)	464,901	466,665
MEDIA — 1.8%
Cogeco Communications Finance (USA), LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.97%, 9/1/2028 (a)	126,313	124,608
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.98%, 4/15/2027 (a)	128,745	122,200
DirecTV Financing LLC Term Loan 3 mo. USD Term SOFR + 5.00%, 10.65%, 8/2/2027 (a)	367,176	367,842
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 8.46%, 12/1/2028 (a)	58,568	58,253
MH Sub I LLC:
2020 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.22%, 9/13/2024 (a)	108,695	109,058
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.25%, 11.61%, 2/23/2029 (a)	116,242	109,164
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 9/25/2026 (a)	70,251	56,585
Telenet Financing USD LLC 2020 USD Term Loan AR 1 mo. USD Term SOFR + 2.00%, 7.48%, 4/30/2028 (a)	311,409	310,280
Univision Communications, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 1/31/2029 (a)	153,022	153,069
UPC Broadband Holding BV 2020 USD Term Loan AT 1 mo. USD Term SOFR + 2.25%, 7.73%, 4/30/2028 (a)	276,108	275,590
Security Description	Principal Amount	Value
Vertical U.S. Newco, Inc. Term Loan B 6 mo. USD Term SOFR + 3.50%, 9.38%, 7/30/2027 (a)	$ 495,821	$ 497,557
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.98%, 1/31/2028 (a)	164,749	164,451
		2,348,657
MEDICAL LABS&TESTING SRV — 0.2%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 11/1/2028 (a)	60,625	60,852
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.71%, 10/1/2028 (a)	261,661	240,148
		301,000
MISCELLANEOUS MANUFACTUR — 0.1%
Gates Global LLC 2021 Term Loan B3 1 mo. USD Term SOFR + 2.50%, 7.96%, 3/31/2027 (a)	185,396	185,926
OIL, GAS & CONSUMABLE FUELS — 0.1%
Pacific Gas & Electric Co. 2020 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.86%, 6/23/2027 (a)	145,000	145,408
PHARMACEUTICALS — 0.7%
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.54%, 11/15/2027 (a)	170,610	170,824
Jazz Financing Lux Sarl USD Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 5/5/2028 (a)	305,078	307,047
Organon & Co. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 6/2/2028 (a)	354,367	355,697
		833,568
PIPELINES — 1.7%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.62%, 12/6/2030	160,000	159,800

See accompanying notes to financial statements.
11

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Buckeye Partners LP:
2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.61%, 11/1/2026 (a)	$ 199,979	$ 200,719
2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/22/2030 (a)	105,911	106,387
CQP Holdco LP 2023 4th Amendment Term Loan 3 mo. USD Term SOFR + 3.00%, 8.36%, 12/31/2030	353,169	354,414
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.18%, 12/21/2028 (a)	483,932	484,409
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 8.71%, 10/5/2028 (a)	347,315	348,657
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 11/17/2028 (a)	150,994	150,684
Whitewater Whistler Holdings LLC 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.15%, 2/15/2030 (a)	322,584	323,756
		2,128,826
PROFESSIONAL SERVICES — 0.1%
Anticimex International AB 2021 USD Term Loan B1 3 mo. USD Term SOFR + 3.15%, 8.50%, 11/16/2028 (a)	174,758	174,904
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Iron Mountain, Inc. 2023 Term Loan B (b)	280,000	280,438
RETAIL — 0.7%
1011778 BC ULC 2023 Term Loan B5 1 mo. USD Term SOFR + 2.25%, 7.61%, 9/20/2030 (a)	124,662	124,862
BCPE Grill Parent, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.11%, 9/30/2030 (a)	258,592	254,174
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 10/19/2027 (a)	374,955	375,022
Peer Holding III B.V. 2023 USD Term Loan B4 (b)	200,000	200,875
		954,933
Security Description	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.4%
LBM Acquisition LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/17/2027 (a)	$ 496,141	$ 491,413
RETAIL-RESTAURANTS — 0.4%
IRB Holding Corp. 2022 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.36%, 12/15/2027 (a)	496,462	497,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
MKS Instruments, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 8/17/2029 (a)	140,013	140,575
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.36%, 6/14/2030 (a)	279,202	281,296
SOFTWARE — 7.5%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan 3 mo. USD Term SOFR + 4.50%, 9.85%, 9/18/2026 (a)	163,762	164,711
AppLovin Corp. 2023 Term Loan B 1 mo. USD Term SOFR + 3.10%, 8.46%, 8/16/2030 (a)	134,026	134,296
Apttus Corp. 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/8/2028 (a)	169,516	170,170
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 2/15/2029 (a)	519,083	517,525
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 10.97%, 2/27/2026 (a)	73,647	73,647
Banff Merger Sub., Inc. 2023 USD Term Loan 3 mo. USD Term SOFR + 4.25%,, 1/31/2024 (a)	164,927	166,350
Camelot U.S. Acquisition LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/30/2026 (a)	354,732	355,663
Central Parent, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.35%, 7/6/2029 (a)	587,554	591,561

See accompanying notes to financial statements.
12

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cloud Software Group, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.99%, 3/30/2029 (a)	$ 647,550	$ 634,155
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 10/8/2028 (a)	140,000	140,000
DCert Buyer, Inc. 2019 Term loan B 1 mo. USD Term SOFR + 4.00%, 9.36%, 10/16/2026 (a)	197,391	196,057
Dun & Bradstreet Corp. 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.21%, 2/6/2026 (a)	381,095	382,347
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.11%, 11/6/2028 (a)	144,650	143,685
Epicor Software Corp. 2020 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 7/30/2027 (a)	286,598	287,955
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 7/6/2028 (a)	136,368	136,667
First Advantage Holdings LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 1/31/2027 (a)	116,548	117,028
Flexera Software LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.22%, 3/3/2028 (a)	185,762	185,893
Fortra LLC 2021 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.48%, 11/19/2026 (a)	181,050	172,062
Gen Digital, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.35%, 9/12/2029 (a)	274,601	275,330
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.50%, 2/16/2028 (a)	177,920	178,115
Informatica LLC 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 10/27/2028 (a)	152,788	153,298
McAfee LLC 2022 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 3/1/2029 (a)	385,801	385,240
Security Description	Principal Amount	Value
MeridianLink, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.61%, 11/10/2028 (a)	$ 114,124	$ 114,366
Mitchell International, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 6.50%, 12.15%, 10/15/2029 (a)	77,379	76,194
2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.40%, 10/15/2028 (a)	360,610	360,974
Navicure, Inc. 2019 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 10/22/2026 (a)	370,741	372,595
Open Text Corp. 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.21%, 1/31/2030 (a)	494,692	496,426
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.11%, 10/28/2030 (a)	243,100	244,898
Project Ruby Ultimate Parent Corp. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 3/10/2028 (a)	190,617	190,821
Quartz Acquireco LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/28/2030 (a)	199,500	200,373
Quest Software U.S. Holdings, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.78%, 2/1/2029 (a)	119,090	91,567
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 4/24/2028 (a)	445,180	442,705
SolarWinds Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/5/2027 (a)	477,600	479,327
Sovos Compliance LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.50%, 9.97%, 8/11/2028 (a)	126,195	124,933
SS&C Technologies, Inc.:
2022 Term Loan B6 1 mo. USD Term SOFR + 2.25%, 7.71%, 3/22/2029 (a)	44,864	44,991
2022 Term Loan B7 1 mo. USD Term SOFR + 2.25%, 7.71%, 3/22/2029 (a)	75,500	75,714

See accompanying notes to financial statements.
13

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Surf Holdings LLC USD Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 3/5/2027 (a)	$ 93,923	$ 94,240
Ultimate Software Group, Inc.:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.76%, 5/3/2027 (a)	100,669	101,056
2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.76%, 5/4/2026 (a)	508,559	510,588
		9,583,523
SPECIALTY RETAIL — 1.3%
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.86%, 4/15/2028 (a)	333,066	277,777
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/3/2028 (a)	107,751	102,162
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/11/2028 (a)	424,064	420,035
SRS Distribution, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 6/2/2028 (a)	484,788	486,203
Whatabrands LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 8/3/2028 (a)	382,037	383,164
		1,669,341
STEEL-PRODUCERS — 0.3%
Arsenal AIC Parent LLC Term Loan 1 mo. USD Term SOFR + 4.50%, 9.86%, 8/18/2030 (a)	148,665	149,501
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 11.46%, 6/30/2028 (a)	207,700	193,680
		343,181
TELECOMMUNICATION EQUIP — 0.3%
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 2 mo. USD Term SOFR + 3.00%, 8.54%, 10/15/2029 (a)	261,333	261,225
Security Description	Principal Amount	Value
Delta TopCo, Inc. 2020 Term Loan B 6 mo. USD Term SOFR + 3.75%, 9.12%, 12/1/2027 (a)	$ 118,510	$ 118,599
		379,824
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.89%, 1/31/2028 (a)	376,567	375,991
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc. Term Loan 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (a)	394,543	387,577
TOTAL SENIOR FLOATING RATE LOANS (Cost $56,106,115)		56,897,205
ASSET-BACKED SECURITIES — 7.5%
OTHER ABS — 7.5%
Apidos CLO XI Ltd. Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 12.23%, 4/17/2034 (a) (c)	500,000	481,501
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 13.93%, 4/25/2035 (a) (c)	750,000	752,175
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class E, 3 mo. USD Term SOFR + 7.93%, 13.35%, 4/20/2034 (a) (c)	500,000	491,600
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 11.83%, 10/20/2031 (a) (c)	750,000	740,700
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 12.43%, 4/20/2034 (a) (c)	500,000	488,350
Canyon CLO Ltd. Series 2020-1A, Class ER, 3 mo. USD Term SOFR + 6.61%, 12.01%, 7/15/2034 (a) (c)	602,000	573,465
Carlyle U.S. CLO Ltd.:
Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 6.51%, 11.93%, 7/20/2034 (a) (c)	500,000	480,050

See accompanying notes to financial statements.
14

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 12.31%, 10/20/2034 (a) (c)	$ 712,882	$ 661,982
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-12A, Class E, 3 mo. USD Term SOFR + 7.25%, 12.67%, 4/20/2034 (a) (c)	500,000	495,550
Magnetite XXXI Ltd. Series 2021-31A, Class D, 3 mo. USD Term SOFR + 3.26%, 8.66%, 7/15/2034 (a) (c)	500,000	485,350
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 12.14%, 11/14/2034 (a) (c)	500,000	479,300
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 11.78%, 7/20/2034 (a) (c)	1,480,000	1,376,104
Rad CLO 15 Ltd. Series 2021-15A, Class E, 3 mo. USD Term SOFR + 6.46%, 11.88%, 1/20/2034 (a) (c)	652,349	622,667
RR 20 Ltd. Series 2022-20A, Class D, 3 mo. USD Term SOFR + 7.25%, 12.64%, 7/15/2037 (a) (c)	500,000	501,719
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 11.23%, 4/15/2036 (a) (c)	500,000	505,000
Voya CLO Ltd. Series 2019-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 12.28%, 7/20/2032 (a) (c)	500,000	489,850
		9,625,363
TOTAL ASSET-BACKED SECURITIES (Cost $9,282,255)		9,625,363
	Shares
COMMON STOCKS — 0.2%
AEROSPACE & DEFENSE — 0.2%
Flame Newco LLC (d) (e)	19,856	205,113
ENTERTAINMENT — 0.0%
Cineworld Group PLC (d) (e)	1,834	33,012
TOTAL COMMON STOCKS (Cost $242,710)		238,125

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 3.6%
DOMESTIC FIXED INCOME — 3.6%
SPDR Blackstone Senior Loan ETF, , 0.00%, (Cost $4,609,215)	110,911	$ 4,650,498
	Principal Amount
CORPORATE BONDS & NOTES — 41.8%
ADVERTISING — 0.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	$ 306,000	281,997
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (c)	220,000	182,638
7.75%, 4/15/2028 (c)	130,000	112,112
AEROSPACE & DEFENSE — 1.1%
Bombardier, Inc. 8.75%, 11/15/2030 (c)	42,000	44,751
Rolls-Royce PLC 5.75%, 10/15/2027 (c)	400,000	400,448
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	100,000	88,277
TransDigm, Inc.:
4.63%, 1/15/2029	530,000	496,939
4.88%, 5/1/2029	390,000	365,180
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc. 3.75%, 1/30/2031 (c)	780,000	688,654
Wabash National Corp. 4.50%, 10/15/2028 (c)	10,000	9,086
AUTO PARTS & EQUIPMENT — 0.2%
Goodyear Tire & Rubber Co. 5.63%, 4/30/2033	108,000	96,849
Titan International, Inc. 7.00%, 4/30/2028	150,000	150,195
BANKS — 0.6%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (c)	784,000	781,342
Popular, Inc. 7.25%, 3/13/2028	35,000	36,003
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	90,000	83,084
CHEMICALS — 0.9%
Ashland, Inc. 3.38%, 9/1/2031 (c)	320,000	276,538

See accompanying notes to financial statements.
15

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Methanex Corp. 5.25%, 12/15/2029	$ 330,000	$ 317,226
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	80,000	74,088
Valvoline, Inc. 3.63%, 6/15/2031 (c)	545,000	465,130
COAL — 0.2%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	220,000	198,264
COMMERCIAL SERVICES — 1.5%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	180,000	174,200
ASGN, Inc. 4.63%, 5/15/2028 (c)	80,000	76,066
Cimpress PLC 7.00%, 6/15/2026	230,000	224,871
Deluxe Corp. 8.00%, 6/1/2029 (c)	110,000	98,053
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (c)	90,000	74,277
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (c)	250,000	227,267
11.25%, 12/15/2027 (c)	70,000	68,568
Service Corp. International:
3.38%, 8/15/2030	73,000	64,127
4.00%, 5/15/2031	410,000	367,249
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	170,000	152,366
United Rentals North America, Inc. 3.75%, 1/15/2032	180,000	159,869
Upbound Group, Inc. 6.38%, 2/15/2029 (c)	150,000	141,084
WW International, Inc. 4.50%, 4/15/2029 (c)	180,000	119,056
COMPUTERS — 0.7%
KBR, Inc. 4.75%, 9/30/2028 (c)	90,000	83,551
NCR Voyix Corp.:
5.00%, 10/1/2028 (c)	50,000	47,290
5.13%, 4/15/2029 (c)	300,000	285,690
Science Applications International Corp. 4.88%, 4/1/2028 (c)	170,000	162,600
Seagate HDD Cayman 4.13%, 1/15/2031	292,000	261,168
CONSTRUCTION MATERIALS — 1.1%
Builders FirstSource, Inc. 5.00%, 3/1/2030 (c)	120,000	115,925
Griffon Corp. 5.75%, 3/1/2028	430,000	422,716
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	100,000	95,876
Security Description	Principal Amount	Value
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	$ 150,000	$ 134,706
Masonite International Corp. 5.38%, 2/1/2028 (c)	230,000	222,364
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (c)	400,000	387,976
DIVERSIFIED FINANCIAL SERVICES — 3.5%
Ally Financial, Inc. 6.70%, 2/14/2033	270,000	270,192
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (c)	220,000	216,130
goeasy Ltd.:
4.38%, 5/1/2026 (c)	115,000	110,701
9.25%, 12/1/2028 (c)	268,000	286,406
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (c)	70,000	68,384
5.50%, 8/15/2028 (c)	610,000	587,778
5.75%, 11/15/2031 (c)	123,000	114,784
Navient Corp.:
4.88%, 3/15/2028	420,000	390,382
9.38%, 7/25/2030	57,000	60,055
Series MTN, 5.63%, 8/1/2033	490,000	403,721
OneMain Finance Corp.:
3.50%, 1/15/2027	600,000	556,686
5.38%, 11/15/2029	110,000	103,006
7.88%, 3/15/2030	159,000	163,965
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	220,000	198,196
5.75%, 9/15/2031 (c)	470,000	435,507
7.88%, 12/15/2029 (c)	157,000	161,919
PHH Mortgage Corp. 7.88%, 3/15/2026 (c)	50,000	44,947
PRA Group, Inc. 8.38%, 2/1/2028 (c)	50,000	47,628
Synchrony Financial 7.25%, 2/2/2033	200,000	198,932
World Acceptance Corp. 7.00%, 11/1/2026 (c)	122,000	110,372
ELECTRIC — 0.9%
NRG Energy, Inc.:
3.38%, 2/15/2029 (c)	338,000	298,616
3.63%, 2/15/2031 (c)	210,000	180,642
3.88%, 2/15/2032 (c)	9,000	7,707
PG&E Corp. 5.25%, 7/1/2030	170,000	164,732
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (c)	349,000	323,666
7.75%, 10/15/2031 (c)	164,000	170,366

See accompanying notes to financial statements.
16

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (c)	$ 160,000	$ 143,779
4.75%, 6/15/2028 (c)	240,000	223,270
ENGINEERING & CONSTRUCTION — 0.4%
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (c)	121,000	104,393
TopBuild Corp.:
3.63%, 3/15/2029 (c)	240,000	217,272
4.13%, 2/15/2032 (c)	150,000	134,079
Tutor Perini Corp. 6.88%, 5/1/2025 (c)	110,000	107,746
ENTERTAINMENT — 0.5%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	400,000	380,124
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	150,000	137,677
Light & Wonder International, Inc. 7.50%, 9/1/2031 (c)	47,000	49,095
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (c)	137,000	129,402
ENVIRONMENTAL CONTROL — 0.1%
Stericycle, Inc. 3.88%, 1/15/2029 (c)	100,000	91,110
FOOD — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 3/15/2029 (c)	200,000	181,552
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (c)	140,000	129,154
4.88%, 5/15/2028 (c)	240,000	234,694
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	100,000	89,877
5.50%, 12/15/2029 (c)	390,000	376,650
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 5.13%, 2/1/2029	220,000	188,995
HEALTH CARE PRODUCTS — 0.1%
Hologic, Inc. 3.25%, 2/15/2029 (c)	200,000	181,206
HEALTH CARE SERVICES — 1.4%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (c)	300,000	289,137
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (c)	100,000	95,463
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (c)	$ 70,000	$ 58,493
6.88%, 4/15/2029 (c)	205,000	133,814
DaVita, Inc.:
3.75%, 2/15/2031 (c)	240,000	197,018
4.63%, 6/1/2030 (c)	360,000	314,708
Encompass Health Corp.:
4.50%, 2/1/2028	370,000	354,801
4.63%, 4/1/2031	385,000	354,439
HOME BUILDERS — 2.1%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	35,000	34,169
7.25%, 10/15/2029	270,000	273,218
Century Communities, Inc. 3.88%, 8/15/2029 (c)	370,000	334,728
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (c)	130,000	137,570
Forestar Group, Inc. 3.85%, 5/15/2026 (c)	70,000	66,873
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	110,000	107,202
KB Home 4.00%, 6/15/2031	353,000	318,215
LGI Homes, Inc.:
4.00%, 7/15/2029 (c)	150,000	129,896
8.75%, 12/15/2028 (c)	35,000	37,181
M/I Homes, Inc.:
3.95%, 2/15/2030	145,000	130,120
4.95%, 2/1/2028	160,000	154,133
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (c)	280,000	271,278
5.75%, 1/15/2028 (c)	225,000	227,023
Thor Industries, Inc. 4.00%, 10/15/2029 (c)	150,000	133,861
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	290,000	288,193
HOME FURNISHINGS — 0.5%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	680,000	616,570
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (c)	160,000	146,003
HOUSEHOLD PRODUCTS & WARES — 0.4%
Central Garden & Pet Co. 4.13%, 10/15/2030	545,000	495,961
INSURANCE — 0.2%
MGIC Investment Corp. 5.25%, 8/15/2028	280,000	272,975
INTERNET — 0.7%
ANGI Group LLC 3.88%, 8/15/2028 (c)	130,000	109,786

See accompanying notes to financial statements.
17

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (c)	$ 380,000	$ 383,800
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (c)	500,000	453,080
INVESTMENT COMPANY SECURITY — 0.2%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (c)	300,000	279,051
IRON/STEEL — 0.5%
ATI, Inc. 5.13%, 10/1/2031	190,000	176,922
Commercial Metals Co. 4.38%, 3/15/2032	120,000	108,279
Mineral Resources Ltd. 8.00%, 11/1/2027 (c)	330,000	336,745
IT SERVICES — 0.0%
Seagate HDD Cayman 9.63%, 12/1/2032	50,000	57,167
LEISURE TIME — 1.6%
Carnival Corp.:
5.75%, 3/1/2027 (c)	300,000	292,341
6.00%, 5/1/2029 (c)	460,000	442,028
NCL Corp. Ltd.:
5.88%, 3/15/2026 (c)	500,000	488,620
7.75%, 2/15/2029 (c)	330,000	331,251
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	245,000	226,115
5.50%, 4/1/2028 (c)	300,000	296,040
LODGING — 0.9%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	200,000	174,148
3.75%, 5/1/2029 (c)	590,000	545,125
Las Vegas Sands Corp. 3.90%, 8/8/2029	219,000	202,288
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	200,000	186,966
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (c)	90,000	83,524
4.13%, 4/15/2029 (c)	250,000	231,660
MACHINERY-DIVERSIFIED — 0.1%
ATS Corp. 4.13%, 12/15/2028 (c)	148,000	137,211
MEDIA — 2.3%
AMC Networks, Inc. 4.25%, 2/15/2029	210,000	161,272
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (c)	$ 60,000	$ 52,419
4.25%, 1/15/2034 (c)	70,000	56,923
4.50%, 8/15/2030 (c)	100,000	90,316
4.75%, 3/1/2030 (c)	370,000	338,454
5.00%, 2/1/2028 (c)	60,000	57,437
CSC Holdings LLC:
6.50%, 2/1/2029 (c)	70,000	62,232
7.50%, 4/1/2028 (c)	300,000	223,911
DISH DBS Corp.:
7.38%, 7/1/2028	110,000	66,263
7.75%, 7/1/2026	380,000	265,286
Gray Escrow II, Inc. 5.38%, 11/15/2031 (c)	212,000	159,920
Gray Television, Inc.:
4.75%, 10/15/2030 (c)	20,000	15,150
7.00%, 5/15/2027 (c)	461,000	436,032
iHeartCommunications, Inc. 8.38%, 5/1/2027	100,000	64,892
News Corp.:
3.88%, 5/15/2029 (c)	300,000	277,356
5.13%, 2/15/2032 (c)	75,000	71,575
Nexstar Media, Inc. 4.75%, 11/1/2028 (c)	100,000	92,157
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (c)	250,000	183,372
Scripps Escrow, Inc. 5.88%, 7/15/2027 (c)	98,000	86,948
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	50,000	37,416
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (c)	100,000	92,708
Urban One, Inc. 7.38%, 2/1/2028 (c)	52,000	44,164
METAL FABRICATE & HARDWARE — 0.0%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	50,000	46,622
MINING — 1.1%
Eldorado Gold Corp. 6.25%, 9/1/2029 (c)	220,000	206,441
FMG Resources August 2006 Pty. Ltd.:
4.50%, 9/15/2027 (c)	100,000	96,124
5.88%, 4/15/2030 (c)	300,000	297,453
6.13%, 4/15/2032 (c)	375,000	378,045
IAMGOLD Corp. 5.75%, 10/15/2028 (c)	155,000	133,951
New Gold, Inc. 7.50%, 7/15/2027 (c)	170,000	171,154
Taseko Mines Ltd. 7.00%, 2/15/2026 (c)	90,000	85,396

See accompanying notes to financial statements.
18

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.2%
Hillenbrand, Inc. 3.75%, 3/1/2031	$ 350,000	$ 303,968
OFFICE & BUSINESS EQUIPMENT — 0.7%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (c)	90,000	84,218
7.25%, 3/15/2029 (c)	50,000	42,746
Xerox Holdings Corp. 5.50%, 8/15/2028 (c)	780,000	703,973
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	200,000	189,358
OIL & GAS — 3.8%
Baytex Energy Corp. 8.50%, 4/30/2030 (c)	50,000	51,729
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (c)	10,000	9,866
9.75%, 7/15/2028 (c)	250,000	247,793
Civitas Resources, Inc. 8.75%, 7/1/2031 (c)	135,000	143,431
CNX Resources Corp. 6.00%, 1/15/2029 (c)	488,000	468,992
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	200,000	183,736
CVR Energy, Inc. 5.75%, 2/15/2028 (c)	374,000	347,386
EnQuest PLC 11.63%, 11/1/2027 (c)	76,000	71,983
MEG Energy Corp. 5.88%, 2/1/2029 (c)	180,000	174,915
Northern Oil & Gas, Inc. 8.75%, 6/15/2031 (c)	94,000	98,228
Parkland Corp.:
4.50%, 10/1/2029 (c)	480,000	442,493
4.63%, 5/1/2030 (c)	463,000	428,803
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (c)	216,000	219,996
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	300,000	288,672
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	820,000	765,265
4.50%, 4/30/2030	60,000	55,571
Transocean, Inc. 7.50%, 4/15/2031	356,000	313,394
Valaris Ltd. 8.38%, 4/30/2030 (c)	480,000	491,131
OIL & GAS SERVICES — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (c)	300,000	295,851
Security Description	Principal Amount	Value
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (c)	$ 125,000	$ 131,210
Oceaneering International, Inc. 6.00%, 2/1/2028	130,000	126,560
PACKAGING & CONTAINERS — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (c)	260,000	220,350
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (c)	150,000	146,631
PHARMACEUTICALS — 0.1%
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	150,000	131,674
PIPELINES — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (c)	200,000	192,566
5.75%, 1/15/2028 (c)	300,000	296,838
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (c)	174,000	164,908
EnLink Midstream Partners LP:
5.05%, 4/1/2045	120,000	99,666
5.45%, 6/1/2047	220,000	193,827
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	273,000	264,597
Hess Midstream Operations LP:
4.25%, 2/15/2030 (c)	200,000	184,876
5.13%, 6/15/2028 (c)	210,000	202,877
5.50%, 10/15/2030 (c)	400,000	389,212
NuStar Logistics LP 6.38%, 10/1/2030	290,000	290,664
REAL ESTATE — 0.7%
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	505,000	454,964
4.38%, 2/1/2031 (c)	210,000	184,172
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (c)	340,000	264,432
REAL ESTATE INVESTMENT TRUSTS — 2.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (c)	220,000	185,174
Iron Mountain, Inc.:
5.25%, 3/15/2028 (c)	300,000	291,612
5.25%, 7/15/2030 (c)	280,000	266,358
5.63%, 7/15/2032 (c)	60,000	56,828
7.00%, 2/15/2029 (c)	49,000	50,518

See accompanying notes to financial statements.
19

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
REIT, 4.50%, 2/15/2031 (c)	$ 200,000	$ 181,680
Rithm Capital Corp. 6.25%, 10/15/2025 (c)	240,000	236,165
Service Properties Trust:
3.95%, 1/15/2028	415,000	341,126
4.95%, 2/15/2027	270,000	245,746
4.95%, 10/1/2029	10,000	8,262
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (c)	720,000	680,436
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (c)	110,000	76,931
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	670,000	484,584
RETAIL — 3.2%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/2028 (c)	170,000	160,694
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (c)	120,000	111,224
5.00%, 2/15/2032 (c)	270,000	245,992
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (c)	131,000	121,310
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (c)	70,000	64,893
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (c)	130,000	114,305
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	350,000	326,848
5.63%, 1/1/2030 (c)	120,000	114,898
Foot Locker, Inc. 4.00%, 10/1/2029 (c)	100,000	83,461
Gap, Inc.:
3.63%, 10/1/2029 (c)	633,000	540,797
3.88%, 10/1/2031 (c)	20,000	16,478
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	150,000	139,149
Lithia Motors, Inc.:
3.88%, 6/1/2029 (c)	120,000	108,806
4.38%, 1/15/2031 (c)	20,000	18,207
Macy's Retail Holdings LLC 4.50%, 12/15/2034	90,000	74,022
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (c)	410,000	359,238
4.75%, 9/15/2029	50,000	47,483
Nordstrom, Inc. 5.00%, 1/15/2044	99,000	70,970
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	300,000	274,413
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (c)	460,000	420,744
Security Description	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	$ 240,000	$ 221,827
Victoria's Secret & Co. 4.63%, 7/15/2029 (c)	10,000	8,358
Yum! Brands, Inc.:
3.63%, 3/15/2031	130,000	117,234
4.63%, 1/31/2032	102,000	95,298
4.75%, 1/15/2030 (c)	280,000	271,104
SOFTWARE — 0.8%
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	583,000	551,641
MicroStrategy, Inc. 6.13%, 6/15/2028 (c)	220,000	214,071
Open Text Corp. 3.88%, 12/1/2029 (c)	5,000	4,486
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	230,000	208,612
TELECOMMUNICATIONS — 0.7%
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	185,000	160,060
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	293,000	248,276
6.00%, 1/15/2030 (c)	100,000	85,184
6.75%, 5/1/2029 (c)	258,000	230,686
Viasat, Inc. 7.50%, 5/30/2031 (c)	50,000	39,090
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	100,000	87,616
TRANSPORTATION — 0.1%
Danaos Corp. 8.50%, 3/1/2028 (c)	40,000	40,498
XPO, Inc. 7.13%, 2/1/2032 (c)	55,000	56,725
TOTAL CORPORATE BONDS & NOTES (Cost $50,773,422)		53,481,429

See accompanying notes to financial statements.
20

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (f) (g) (Cost $3,491,942)	3,491,942	$ 3,491,942
TOTAL INVESTMENTS — 100.3% (Cost $124,483,888)		128,384,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(389,849)
NET ASSETS — 100.0%		$ 127,994,713
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.8% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $238,125, representing 0.20% of the Fund's net assets.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At December 31, 2023, the Fund had unfunded loan commitments of $34,199, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
OMNIA Partners LLC	34,199	34,455	256

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 53,481,429	$ —	$ 53,481,429
Asset-Backed Securities	—	9,625,363	—	9,625,363
Common Stocks	—	—	238,125	238,125
Mutual Funds and Exchange Traded Products	4,650,498	—	—	4,650,498
Senior Floating Rate Loans	—	56,897,205	—	56,897,205
Short-Term Investment	3,491,942	—	—	3,491,942
TOTAL INVESTMENTS	$8,142,440	$120,003,997	$238,125	$128,384,562
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$ —	$ 256	$ —	$ 256
See accompanying notes to financial statements.
21

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 256	$ —	$ 256

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$ —	$ 7,009,776	$ 2,377,119	$(23,442)	$41,283	110,911	$4,650,498	$ 113,540
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,605,513	6,605,513	30,353,129	33,466,700	—	—	3,491,942	3,491,942	106,423
Total		$6,605,513	$37,362,905	$35,843,819	$(23,442)	$41,283		$8,142,440	$219,963
See accompanying notes to financial statements.
22

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 88.7%
ADVERTISING AGENCIES — 0.1%
ABG Intermediate Holdings 2 LLC 2023 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.36%, 12/21/2028 (a)	$ 3,356,814	$ 3,376,619
ADVERTISING SERVICES — 0.1%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1 1 mo. USD Term SOFR + 4.00%, 9.36%, 12/21/2028 (b)	5,941,685	5,976,741
AEROSPACE & DEFENSE — 1.7%
Dynasty Acquisition Co., Inc.:
2023 Term Loan B1 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/24/2028 (a)	6,248,278	6,272,240
2023 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/24/2028 (a)	2,677,833	2,688,102
TransDigm, Inc.:
2022 Term Loan H 3 mo. USD Term SOFR + 3.25%, 8.61%, 2/22/2027 (a)	14,736,836	14,817,078
2023 Term Loan I 3 mo. USD Term SOFR + 3.25%, 8.61%, 8/24/2028 (a)	60,638,984	60,990,994
2023 Term Loan J 3 mo. USD Term SOFR + 3.25%, 8.60%, 2/14/2031 (a)	3,973,510	3,996,060
		88,764,474
AIR FREIGHT & LOGISTICS — 0.3%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.36%, 7/26/2028 (a)	13,198,380	12,971,896
AIRLINES — 2.3%
Air Canada 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.14%, 8/11/2028 (a)	6,845,928	6,875,331
Security Description	Principal Amount	Value
American Airlines, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.43%, 4/20/2028 (a)	$ 35,829,996	$ 36,862,974
Mileage Plus Holdings LLC 2020 Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.77%, 6/21/2027 (a)	26,691,655	27,644,948
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.17%, 10/20/2027 (a)	6,644,581	6,814,150
United Airlines, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.22%, 4/21/2028 (a)	43,175,097	43,390,973
		121,588,376
AUTO COMPONENTS — 0.9%
BBB Industries LLC 2022 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.71%, 7/25/2029 (a)	5,967,343	5,672,079
Clarios Global LP 2023 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.11%, 5/6/2030 (a)	40,715,892	40,858,397
		46,530,476
BEVERAGES — 1.0%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/31/2028 (a)	49,510,689	49,139,358
BUILDING MATERIALS — 0.4%
Quikrete Holdings, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 3/19/2029 (a)	7,979,695	8,012,931
Summit Materials LLC 2023 Incremental Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.57%, 11/30/2028	2,199,095	2,208,727
Tamko Building Products LLC 2023 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.87%, 9/20/2030 (a)	7,880,892	7,928,532
		18,150,190

See accompanying notes to financial statements.
23

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
BUILDING PRODUCTS — 1.6%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.86%, 5/17/2028 (a)	$ 10,195,155	$ 8,974,540
Chamberlain Group, Inc. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 11/3/2028 (a)	12,900,846	12,887,042
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 4/12/2028 (a)	41,545,484	41,627,744
Emrld Borrower LP Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.36%, 5/31/2030 (a)	5,205,773	5,230,188
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.95%, 4/29/2029 (a)	15,864,955	15,737,480
		84,456,994
CAPITAL MARKETS — 0.1%
AqGen Ascensus, Inc. 2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 6.50%, 12.18%, 8/2/2029 (a)	7,194,340	6,947,034
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 8/2/2028 (a)	480,132	479,772
		7,426,806
CASINO SERVICES — 0.1%
Stars Group Holdings BV 2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.86%, 7/22/2028 (a)	3,135,963	3,150,764
CHEMICALS — 0.7%
Axalta Coating Systems U.S. Holdings, Inc. 2023 USD Term Loan B4 3 mo. USD Term SOFR + 2.50%, 7.87%, 12/20/2029 (a)	13,959,572	14,024,973
Nouryon Finance BV 2023 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.47%, 4/3/2028 (a)	9,040,248	9,086,850
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.36%, 3/16/2027 (a)	8,642,010	8,666,985
Security Description	Principal Amount	Value
Starfruit Finco BV 2023 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.44%, 4/3/2028 (a)	$ 3,346,107	$ 3,362,838
		35,141,646
COMMERCIAL SERVICES — 7.3%
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.11%, 2/4/2028 (a)	3,429,119	3,440,692
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 5/12/2028 (a)	67,206,466	67,032,401
APX Group, Inc. 2021 Term Loan B 3 U.S. (Fed) Prime Rate + 3.25%, 11.75%, 7/10/2028 (a)	9,600,405	9,618,406
Avis Budget Car Rental LLC:
2020 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.22%, 8/6/2027 (a)	4,971,549	4,967,821
2023 Term Loan C 8.36%, 3/16/2029	2,873,333	2,883,218
Belron Finance U.S. LLC:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.50%, 8.00%, 4/18/2029 (b)	4,204,072	4,225,092
2023 USD Term Loan (b)	1,994,872	2,004,846
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (a)	60,157,207	58,703,508
Corp. Service Co. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 11/2/2029 (a)	858,000	861,217
GTCR W Merger Sub LLC USD Term Loan B (b)	51,137,300	51,424,947
Homeserve USA Holding Corp. Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 10/21/2030 (a)	10,374,000	10,419,387
Mavis Tire Express Services Corp. 2021 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/4/2028 (a)	9,596,279	9,626,267
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.51%, 4/11/2029 (a)	65,818,278	60,296,783

See accompanying notes to financial statements.
24

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
OMNIA Partners LLC:
Delayed Draw Term Loan, 7/25/2030	$ 409,068	$ 412,138
Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.63%, 7/25/2030 (a)	10,369,312	10,447,134
Prime Security Services Borrower LLC 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/14/2030 (a)	6,878,627	6,907,104
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.50%, 9.85%, 10/4/2030 (a)	2,757,011	2,768,383
Trans Union LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 1.75%, 7.11%, 11/16/2026 (a)	6,225,844	6,241,097
Vaco Holdings LLC 2022 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.43%, 1/21/2029 (a)	3,330,303	3,294,919
Verscend Holding Corp. 2021 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 8/27/2025 (a)	45,404,753	45,612,706
VT Topco, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.61%, 8/9/2030 (a)	6,826,040	6,868,703
Wand NewCo 3, Inc. 2020 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.22%, 2/5/2026 (a)	11,968,831	12,018,981
		380,075,750
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aramark Services, Inc. 2023 Term Loan B6 1 mo. USD Term SOFR + 2.50%, 7.86%, 6/22/2030 (a)	2,501,836	2,510,818
Asurion LLC:
2020 Term Loan B8 1 mo. USD Term SOFR + 3.25%, 8.72%, 12/23/2026 (a)	41,399,987	41,377,010
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.72%, 1/20/2029 (a)	44,142,664	41,766,464
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/19/2028 (a)	2,109,648	2,103,709
Security Description	Principal Amount	Value
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 9.61%, 8/19/2028 (a)	$ 6,392,648	$ 6,378,968
Covanta Holding Corp.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/30/2028 (a)	916,164	917,094
2021 Term Loan C 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/30/2028 (a)	69,849	69,920
2023 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.36%, 11/30/2028 (a)	2,899,709	2,906,958
2023 Term Loan C 1 mo. USD Term SOFR + 3.00%, 8.36%, 11/30/2028 (a)	218,023	218,568
Garda World Security Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.72%, 10/30/2026 (a)	1,528,615	1,533,277
McGraw-Hill Global Education Holdings LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.75%, 10.11%, 7/28/2028 (a)	21,964,756	21,971,675
Thevelia U.S. LLC USD Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.25%, 6/18/2029 (a)	10,192,404	10,243,366
		131,997,827
COMMUNICATIONS EQUIPMENT — 0.3%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 3/9/2027 (a)	18,335,053	15,807,749
COMPUTERS — 1.0%
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 10.64%, 7/27/2028 (a)	16,257,712	11,634,426
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 9.64%, 4/24/2028 (a)	41,677,440	41,427,375
		53,061,801

See accompanying notes to financial statements.
25

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.5%
Brown Group Holding LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.21%, 6/7/2028 (a)	$ 6,948,357	$ 6,964,199
KKR Apple Bidco LLC:
2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.22%, 9/22/2028 (a)	2,035,934	2,036,576
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 9/22/2028 (a)	15,601,631	15,674,803
		24,675,578
CONSTRUCTION MATERIALS — 0.4%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 1 mo. USD Term SOFR + 2.63%, 8.10%, 2/1/2027 (a)	21,953,217	22,097,340
CONTAINERS & PACKAGING — 1.1%
Berlin Packaging LLC 2021 Term Loan B5 1 mo. USD Term SOFR + 3.75%, 9.21%, 3/11/2028 (a)	4,477,099	4,487,531
Berry Global, Inc. 2021 Term Loan Z 1 mo. USD Term SOFR + 1.75%, 7.22%, 7/1/2026 (a)	1,313,485	1,319,232
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 4.18%, 9.63%, 4/13/2029 (a)	43,836,363	44,082,942
Proampac PG Borrower LLC 2023 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.89%, 9/15/2028 (a)	6,200,037	6,219,412
		56,109,117
COSMETICS & TOILETRIES — 1.5%
Solis IV BV USD Term Loan B1 3 mo. USD Term SOFR + 3.50%, 8.88%, 2/26/2029 (a)	24,370,966	24,322,224
Sunshine Luxembourg VII Sarl 2021 Term Loan B3 3 mo. USD Term SOFR + 3.50%, 8.95%, 10/1/2026 (a)	55,078,043	55,437,152
		79,759,376
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.9%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.86%, 9/29/2028 (a)	$ 6,221,775	$ 6,224,699
Windsor Holdings III LLC USD Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.84%, 8/1/2030 (a)	39,465,416	39,810,739
		46,035,438
DISTRIBUTORS — 0.0% (c)
American Builders & Contractors Supply Co., Inc. 2019 Term Loan 1 mo. USD Term SOFR + 2.00%, 7.36%, 1/15/2027 (a)	2,485,010	2,494,329
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/11/2028 (a)	12,887,708	12,687,240
Bright Horizons Family Solutions LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.61%, 11/24/2028 (a)	4,152,053	4,155,956
		16,843,196
DIVERSIFIED FINANCIAL SERVICES — 2.7%
Advisor Group, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.86%, 8/17/2028 (a)	23,188,174	23,291,477
Apex Group Treasury LLC USD Term Loan 3 mo. USD Term SOFR + 3.75%, 9.38%, 7/27/2028 (a)	493,687	492,453
Aretec Group, Inc. 2023 Incremental Term Loan 1 mo. USD Term SOFR + 4.50%, 9.96%, 8/9/2030 (a)	32,251,189	32,273,120
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 (b)	587,368	589,374
Citadel Securities LP 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.97%, 7/29/2030 (a)	40,461,761	40,604,996
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.10%, 4/9/2027 (a)	6,812,425	6,761,331

See accompanying notes to financial statements.
26

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Edelman Financial Center LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.86%, 4/7/2028 (a)	$ 14,112,627	$ 14,150,167
Focus Financial Partners LLC 2022 Term Loan B5 1 mo. USD Term SOFR + 3.25%, 8.61%, 6/30/2028 (a)	16,029,180	16,084,240
NFP Corp. 2020 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 2/16/2027 (a)	3,710,572	3,734,060
		137,981,218
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.89%, 8/15/2028 (a)	40,526,753	36,524,737
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.36%, 12/17/2027 (a)	569,277	568,462
SBA Senior Finance II LLC 2018 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.11%, 4/11/2025 (a)	4,820,918	4,834,248
		41,927,447
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. 2020 Term Loan 1 mo. USD Term SOFR + 2.25%, 7.72%, 12/22/2027 (a)	2,695,677	2,699,046
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
II-VI, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 7/2/2029 (a)	30,695,469	30,868,131
ENTERTAINMENT — 3.6%
AP Gaming I LLC 2022 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.35%, 2/15/2029 (a)	4,333,722	4,356,735
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.93%, 10/2/2028 (a)	11,567,537	10,994,712
Crown Finance U.S., Inc. 2023 Exit Term Loan 3 mo. USD Term SOFR + 8.50%, 13.88%, 7/31/2028 (a)	23,304,543	23,712,373
Security Description	Principal Amount	Value
Delta 2 (LUX) Sarl 2022 Term Loan B 1 mo. USD Term SOFR + 3.00%,, 1/15/2030 (a)	$ 1,000,000	$ 1,003,910
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.35%, 1/27/2029 (a)	57,248,483	57,346,950
Flutter Entertainment PLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.70%, 11/25/2030 (a)	45,561,224	45,732,079
GVC Holdings Ltd.:
2021 USD Term Loan B4 3 mo. USD Term SOFR + 2.50%, 7.95%, 3/29/2027 (a)	1,570,526	1,576,698
2022 USD Term Loan B2 3 mo. USD Term SOFR + 3.50%, 8.95%, 10/31/2029 (a)	6,849,754	6,871,159
Motion Finco Sarl Delayed Draw Term Loan B2 3 mo. USD Term SOFR + 3.25%, 8.86%, 11/12/2026 (a)	2,098,670	2,103,350
NASCAR Holdings LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 10/19/2026 (a)	1,521,119	1,528,808
UFC Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.40%, 4/29/2026 (a)	30,558,471	30,709,124
		185,935,898
ENVIRONMENTAL CONTROL — 0.0% (c)
GFL Environmental, Inc. 2023 First Lien Term Loan 3 mo. USD Term SOFR + 2.50%, 7.90% (a)(b)	1,845,453	1,854,450
FOOD PRODUCTS — 0.2%
Froneri International Ltd. 2020 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 7.61%, 1/29/2027 (a)	9,681,426	9,703,694
FOOD-MISC/DIVERSIFIED — 0.0% (c)
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/12/2028 (a)	572,804	571,730

See accompanying notes to financial statements.
27

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.50%, 7.97%, 5/29/2026 (a)	$ 1,000,000	$ 1,004,815
GROUND TRANSPORTATION — 0.2%
Genesee & Wyoming, Inc. Term Loan 3 mo. USD Term SOFR + 2.00%, 7.36%, 12/30/2026 (a)	11,585,875	11,626,541
Kenan Advantage Group, Inc. 2021 Term Loan B1 1 mo. USD Term SOFR + 3.86%, 9.22%, 3/24/2026 (a)	249,409	248,951
		11,875,492
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Bausch & Lomb Corp. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.71%, 5/10/2027 (a)	48,371,322	47,978,547
Carestream Health, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 7.50%, 12.86%, 9/30/2027 (a)	4,713,866	3,684,192
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.36%, 10/1/2027 (a)	65,037,283	63,411,351
		115,074,090
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Avantor Funding, Inc. 2021 Term Loan B5 1 mo. USD Term SOFR + 2.25%, 7.71%, 11/8/2027 (a)	10,334,726	10,370,639
DaVita, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.22%, 8/12/2026 (a)	33,259,316	33,286,090
GHX Ultimate Parent Corp. 2023 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.12%, 6/30/2027 (a)	5,395,793	5,417,160
ICON Luxembourg Sarl LUX Term Loan 3 mo. USD Term SOFR + 2.25%, 7.86%, 7/3/2028 (a)	8,211,039	8,250,821
LifePoint Health, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 5.50%, 11.17%, 11/16/2028 (a)	6,076,296	6,069,461
Security Description	Principal Amount	Value
Medline Borrower LP USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/23/2028 (a)	$ 86,594,329	$ 87,128,616
PRA Health Sciences, Inc. US Term Loan 3 mo. USD Term SOFR + 2.25%, 7.86%, 7/3/2028 (a)	3,956,082	3,975,249
Sotera Health Holdings LLC 2021 Term Loan 3 mo. USD Term SOFR + 2.75%, 8.39%, 12/11/2026 (a)	5,694,013	5,698,739
Surgery Center Holdings, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/19/2030 (a)	6,634,500	6,669,762
		166,866,537
HOME FURNISHINGS — 1.0%
AI Aqua Merger Sub, Inc.:
2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 7/31/2028 (a)	42,342,378	42,427,486
2023 Incremental Term Loan (b)	11,000,000	11,068,750
		53,496,236
HOOLDING COMPANIES & DIVERSIFIED — 0.1%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 11/1/2030 (a)	6,127,837	6,154,677
HOTELS, RESTAURANTS & LEISURE — 3.2%
Alterra Mountain Co. 2021 Series B-2 Consenting Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 8/17/2028 (a)	4,393,359	4,405,265
Caesars Entertainment Corp. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 2/6/2030 (a)	31,113,992	31,237,981
Motion Finco Sarl USD Term Loan B1 3 mo. USD Term SOFR + 3.25%, 8.86%, 11/12/2026 (a)	14,858,831	14,891,966
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.11%, 5/3/2029 (a)	11,385,162	11,426,604

See accompanying notes to financial statements.
28

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/1/2028 (a)	$ 91,485,416	$ 91,828,486
Scientific Games International, Inc. 2022 USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 4/14/2029 (a)	4,204,782	4,223,178
Wyndham Hotels & Resorts, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.71%, 5/24/2030 (a)	5,097,549	5,116,997
		163,130,477
HOUSEHOLD PRODUCTS — 0.0% (c)
Reynolds Consumer Products LLC Term Loan 1 mo. USD Term SOFR + 1.75%, 7.21%, 2/4/2027 (a)	25,209	25,287
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
Calpine Corp. 2020 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.97%, 12/16/2027 (a)	7,228,102	7,250,979
Vistra Operations Co. LLC 1st Lien Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.36%, 12/20/2030 (a)	23,716,120	23,746,833
		30,997,812
INSURANCE — 5.6%
Acrisure LLC:
2020 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.15%, 2/15/2027 (a)	41,881,019	41,869,921
2021 First Lien Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.90%, 2/15/2027 (a)	1,374,681	1,380,695
2021 Incremental Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.40%, 2/15/2027 (a)	984,887	985,625
Alliant Holdings Intermediate LLC 2023 Term Loan B6 3 mo. USD Term SOFR + 3.50%, 8.86%, 11/6/2030 (a)	6,815,169	6,853,947
Security Description	Principal Amount	Value
AmWINS Group, Inc.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.61%, 2/19/2028 (a)	$ 39,412,531	$ 39,523,477
2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.11%, 2/19/2028 (a)	154,382	155,010
AssuredPartners, Inc.:
2020 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 2/12/2027 (a)	3,445,483	3,457,559
2023 Term Loan B4 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/12/2027 (a)	2,990,664	3,006,156
Broadstreet Partners, Inc.:
2020 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 1/27/2027 (a)	4,256,576	4,267,792
2023 Term Loan B3 1 mo. USD Term SOFR + 4.00%, 9.11%, 1/27/2029 (a)	12,586,977	12,640,724
HUB International Ltd.:
2022 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.37%, 11/10/2029 (a)	4,248,750	4,269,994
2023 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.66%, 6/20/2030 (a)	67,936,631	68,314,019
Hyperion Insurance Group Ltd. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 11/12/2027 (a)	37,228,402	37,357,398
Ryan Specialty Group LLC Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 9/1/2027 (a)	2,206,426	2,208,268
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/24/2028 (a)	46,188,159	46,386,999
USI, Inc.:
2023 Acquisition Term Loan 3 mo. USD Term SOFR + 3.25%, 8.60%, 9/27/2030 (a)	4,598,644	4,611,566

See accompanying notes to financial statements.
29

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.34%, 11/22/2029 (a)	$ 12,842,657	$ 12,883,818
		290,172,968
INTERNET & CATALOG RETAIL — 0.2%
White Cap Buyer LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 10/19/2027 (a)	8,472,131	8,500,385
INTERNET & TELECOM — 0.6%
Go Daddy Operating Co. LLC:
2021 Term Loan B4 1 mo. USD Term SOFR + 2.00%, 7.47%, 8/10/2027 (a)	4,969,977	4,985,508
2022 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/9/2029 (a)	2,194,501	2,204,497
Uber Technologies, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.13%, 3/3/2030 (a)	24,446,842	24,546,218
		31,736,223
INTERNET SECURITY — 0.1%
Proofpoint, Inc. 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.25%, 11.72%, 8/31/2029 (a)	3,678,427	3,724,407
INVESTMENT COMPANIES — 0.3%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.95%, 5/17/2029 (a)	2,963,990	2,973,623
Energize HoldCo LLC 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.75%, 9.11%, 12/8/2028 (a)	7,050,573	7,050,573
GIP Pilot Acquisition Partners LP Term Loan 3 mo. USD Term SOFR + 3.00%, 8.39%, 10/4/2030 (a)	3,740,000	3,745,666
		13,769,862
IT SERVICES — 0.2%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.39%, 8/18/2028 (a)	12,656,464	12,693,421
Security Description	Principal Amount	Value
Ahead DB Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.20%, 10/18/2027 (a)	$ 174,845	$ 174,462
		12,867,883
LEISURE INDUSTRY — 0.3%
Carnival Corp.:
2021 Incremental Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 10/18/2028 (a)	3,511,213	3,521,465
2023 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.36%, 8/8/2027 (a)	11,122,055	11,163,763
		14,685,228
LEISURE TIME — 0.2%
Recess Holdings, Inc. 2023 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.39%, 3/29/2027 (a)	9,931,359	10,018,259
LEISURE&REC/GAMES — 0.4%
Scientific Games Holdings LP 2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.66%, 4/4/2029 (a)	22,888,524	22,925,718
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Parexel International Corp. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 11/15/2028 (a)	38,196,431	38,468,581
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4 1 mo. USD Term SOFR + 2.00%, 7.46%, 11/8/2030 (a)	6,570,936	6,602,050
MACHINERY — 1.4%
Chart Industries, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 3/15/2030 (a)	5,139,471	5,156,585
Clark Equipment Co. 2022 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.85%, 4/20/2029 (a)	14,159,807	14,205,332
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 6/21/2028 (a)	38,752,179	38,686,106

See accompanying notes to financial statements.
30

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pro Mach Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 8/31/2028 (a)	$ 1,799,718	$ 1,807,223
SPX Flow, Inc. 2022 Term Loan 1 mo. USD Term SOFR + 4.50%, 9.96%, 4/5/2029 (a)	11,551,973	11,604,939
		71,460,185
MACHINERY-CONSTRUCTION & MINING — 1.0%
Brookfield WEC Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.11%, 8/1/2025 (a)	40,500,037	40,653,735
Clear Channel Outdoor Holdings, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.14%, 8/21/2026 (a)	8,911,252	8,835,105
		49,488,840
MEDIA — 4.7%
Charter Communications Operating LLC 2019 Term Loan B2 3 mo. USD Term SOFR + 1.75%, 7.13%, 2/1/2027 (a)	27,483,300	27,517,792
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.98%, 4/15/2027 (a)	20,630,280	19,581,642
DirecTV Financing LLC Term Loan 3 mo. USD Term SOFR + 5.00%, 10.65%, 8/2/2027 (a)	49,819,683	49,910,106
iHeartCommunications, Inc. 2020 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 5/1/2026 (a)	12,885,735	11,171,095
MH Sub I LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 6.25%, 11.61%, 2/23/2029 (a)	5,294,933	4,972,498
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.61%, 5/3/2028 (a)	48,860,385	48,127,479
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 7.97%, 9/18/2026 (a)	4,234,082	4,241,365
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.72%, 9/25/2026 (a)	12,097,640	9,744,286
Security Description	Principal Amount	Value
UPC Financing Partnership 2021 USD Term Loan AX 1 mo. USD Term SOFR + 3.00%, 8.48%, 1/31/2029 (a)	$ 1,000,000	$ 998,230
Vertical U.S. Newco, Inc. Term Loan B 6 mo. USD Term SOFR + 3.50%, 9.38%, 7/30/2027 (a)	45,927,434	46,088,180
Virgin Media Bristol LLC:
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.25%, 8.79%, 3/31/2031 (a)	3,814,067	3,806,915
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.98%, 1/31/2028 (a)	16,119,272	16,090,177
		242,249,765
METAL FABRICATE & HARDWARE — 0.1%
Hillman Group, Inc. 2021 Term Loan B1 1 mo. USD LIBOR + 2.75%,, 7/14/2028 (a)	3,988,825	3,999,495
MISCELLANEOUS MANUFACTUR — 0.1%
Gates Global LLC 2021 Term Loan B3 1 mo. USD Term SOFR + 2.50%, 7.96%, 3/31/2027 (a)	3,132,443	3,141,401
OIL, GAS & CONSUMABLE FUELS — 0.1%
Pacific Gas & Electric Co. 2020 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.86%, 6/23/2027 (a)	5,221,875	5,236,574
PHARMACEUTICALS — 2.6%
Amneal Pharmaceuticals LLC 2018 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 5/4/2025 (a)	3,547,385	3,519,112
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.19%, 8/1/2027 (a)	62,205,841	61,903,520
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.54%, 11/15/2027 (a)	14,826,255	14,844,788
Jazz Financing Lux Sarl USD Term Loan 1 mo. USD Term SOFR + 3.50%, 8.97%, 5/5/2028 (a)	38,888,287	39,139,311

See accompanying notes to financial statements.
31

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Organon & Co. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.47%, 6/2/2028 (a)	$ 14,084,476	$ 14,137,364
		133,544,095
PIPELINES — 1.8%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.62%, 12/6/2030 (a)	6,774,545	6,766,077
Buckeye Partners LP:
2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.61%, 11/1/2026 (a)	4,287,065	4,302,927
2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 11/22/2030 (a)	3,867,736	3,885,082
CQP Holdco LP 2023 4th Amendment Term Loan 3 mo. USD Term SOFR + 3.00%, 8.36%, 12/31/2030 (a)	33,809,321	33,928,499
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.18%, 12/21/2028 (a)	21,540,045	21,561,262
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 8.71%, 10/5/2028 (a)	9,387,024	9,423,305
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 11/17/2028 (a)	9,227,246	9,208,284
Whitewater Whistler Holdings LLC 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.15%, 2/15/2030 (a)	4,218,841	4,234,177
		93,309,613
PROFESSIONAL SERVICES — 0.2%
Proofpoint, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 8/31/2028 (a)	6,594,394	6,605,604
Trans Union LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 2.25%, 7.61%, 12/1/2028 (a)	1,982,872	1,991,924
		8,597,528
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Iron Mountain, Inc. 2023 Term Loan B (b)	$ 8,734,409	$ 8,748,079
RETAIL — 2.9%
1011778 BC ULC 2023 Term Loan B5 1 mo. USD Term SOFR + 2.25%, 7.61%, 9/20/2030 (a)	82,480,984	82,613,366
BCPE Grill Parent, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.11%, 9/30/2030 (a)	5,450,000	5,356,887
GYP Holdings III Corp. 2023 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 5/12/2030 (a)	734,041	737,942
Harbor Freight Tools USA, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 10/19/2027 (a)	45,840,207	45,848,459
Peer Holding III B.V. 2023 USD Term Loan B4 (b)	15,723,733	15,792,524
		150,349,178
RETAIL-BUILDING PRODUCTS — 1.5%
Kodiak Building Partners, Inc. Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.61%, 3/12/2028 (a)	6,216,234	6,213,903
LBM Acquisition LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/17/2027 (a)	58,371,571	57,815,290
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.91%, 12/28/2027 (a)	12,387,724	12,121,450
		76,150,643
RETAIL-RESTAURANTS — 1.3%
IRB Holding Corp. 2022 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.36%, 12/15/2027 (a)	65,464,198	65,651,099
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Entegris, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 7/6/2029 (a)	1,131,336	1,136,993

See accompanying notes to financial statements.
32

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MKS Instruments, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 8/17/2029 (a)	$ 36,744,784	$ 36,892,498
		38,029,491
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.36%, 6/14/2030 (a)	12,000,712	12,090,718
SOFTWARE — 14.1%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan 3 mo. USD Term SOFR + 4.50%, 9.85%, 9/18/2026 (a)	2,063,477	2,075,435
Apttus Corp. 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.47%, 5/8/2028 (a)	4,149,211	4,165,206
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 2/15/2029 (a)	87,121,406	86,860,042
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 10.97%, 2/27/2026 (a)	14,197,744	14,197,744
Banff Merger Sub., Inc. 2023 USD Term Loan 3 mo. USD Term SOFR + 4.25%,, 1/31/2024	42,479,980	42,846,370
Camelot U.S. Acquisition LLC:
2020 Incremental Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/30/2026 (a)	1,951,774	1,957,629
Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 10/30/2026 (a)	4,004,761	4,015,273
Cengage Learning, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.41%, 7/14/2026 (a)	7,800,521	7,835,116
Central Parent, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.35%, 7/6/2029 (a)	49,366,773	49,703,454
Cloud Software Group, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.99%, 3/30/2029 (a)	81,310,307	79,628,403
Security Description	Principal Amount	Value
Cloudera, Inc.:
2021 Second Lien Term Loan 1 mo. USD Term SOFR + 6.00%, 11.46%, 10/8/2029 (a)	$ 5,883,443	$ 5,667,697
2023 Fungible Delayed Draw TL 1 mo. USD Term SOFR + 3.75%, 8.96%, 10/8/2028 (a)	5,378,182	5,341,207
ConnectWise LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 9/29/2028 (a)	3,982,780	3,982,780
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 12.36%, 2/19/2029 (a)	7,467,875	6,833,106
Dun & Bradstreet Corp. 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.21%, 2/6/2026 (a)	33,065,153	33,173,772
ECI Macola Max Holding LLC 2020 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.11%, 11/9/2027 (a)	405,025	405,689
Fortra LLC 2021 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.48%, 11/19/2026 (a)	9,818,972	9,331,558
Gen Digital, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.35%, 9/12/2029 (a)	37,446,108	37,545,527
Idera, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.28%, 3/2/2028 (a)	511,639	510,040
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.50%, 2/16/2028 (a)	763,435	764,271
Informatica LLC 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.22%, 10/27/2028 (a)	7,135,480	7,159,277
McAfee LLC 2022 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 3/1/2029 (a)	79,412,057	79,296,513
MeridianLink, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.61%, 11/10/2028 (a)	6,016,397	6,029,182

See accompanying notes to financial statements.
33

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mitchell International, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.40%, 10/15/2028 (a)	$ 37,209,451	$ 37,247,032
Navicure, Inc. 2019 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.47%, 10/22/2026 (a)	9,697,112	9,745,598
Open Text Corp. 2023 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.21%, 1/31/2030 (a)	39,932,968	40,072,933
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.11%, 10/28/2030 (a)	41,820,678	42,129,942
Project Ruby Ultimate Parent Corp. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.72%, 3/10/2028 (a)	3,700,170	3,704,130
Quartz Acquireco LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/28/2030 (a)	6,749,389	6,778,917
Quest Software U.S. Holdings, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.78%, 2/1/2029 (a)	27,913,345	21,462,292
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 4/24/2028 (a)	46,696,955	46,437,320
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.11%, 11/28/2028 (a)	1,316,484	1,295,914
SolarWinds Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.11%, 2/5/2027 (a)	9,032,855	9,065,508
SS&C Technologies, Inc.:
2022 Term Loan B6 1 mo. USD Term SOFR + 2.25%, 7.71%, 3/22/2029 (a)	983,881	986,671
2022 Term Loan B7 1 mo. USD Term SOFR + 2.25%, 7.71%, 3/22/2029 (a)	1,722,416	1,727,299
Ultimate Software Group, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.76%, 5/4/2026 (a)	20,655,202	20,737,617
Security Description	Principal Amount	Value
Vision Solutions, Inc. 2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 12.89%, 4/23/2029 (a)	$ 1,233,333	$ 1,135,956
		731,852,420
SPECIALTY RETAIL — 2.1%
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.86%, 4/15/2028 (a)	13,073,734	10,903,494
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.86%, 3/3/2028 (a)	3,948,518	3,743,688
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 2/11/2028 (a)	21,932,382	21,724,025
Pilot Travel Centers LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.46%, 8/4/2028 (a)	43,356,191	43,541,322
SRS Distribution, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.97%, 6/2/2028 (a)	14,192,806	14,234,249
Whatabrands LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.47%, 8/3/2028 (a)	14,596,028	14,639,086
		108,785,864
STEEL-PRODUCERS — 0.3%
Arsenal AIC Parent LLC Term Loan 1 mo. USD Term SOFR + 4.50%, 9.86%, 8/18/2030 (a)	11,452,454	11,516,874
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 11.46%, 6/30/2028 (a)	2,414,355	2,251,386
		13,768,260
TELECOMMUNICATION EQUIP — 0.2%
Delta TopCo, Inc. 2020 Term Loan B 6 mo. USD Term SOFR + 3.75%, 9.12%, 12/1/2027 (a)	8,765,777	8,772,352

See accompanying notes to financial statements.
34

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.89%, 1/31/2028 (a)	$ 12,829,029	$ 12,809,401
TRANSPORT-SERVICES — 0.7%
Endure Digital, Inc. Term Loan 6 mo. USD Term SOFR + 3.50%, 9.42%, 2/10/2028 (a)	37,807,965	37,140,466
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,522,005,780)		4,594,445,909
	Shares
COMMON STOCKS — 0.5%
AEROSPACE & DEFENSE — 0.1% (c)
Flame Newco LLC (d)(e)	230,071	2,376,633
ENTERTAINMENT — 0.4%
Cineworld Group PLC (d)(e)	1,063,146	19,136,628
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health, Inc. (d)(e)	396,286	171,592
HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
Envision Healthcare Corp. (d)(e)	154,531	1,313,514
TOTAL COMMON STOCKS (Cost $36,324,118)		22,998,367
	Principal Amount
CORPORATE BONDS & NOTES — 8.8%
ADVERTISING — 0.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (f)	$ 3,965,000	3,653,985
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. 8.75%, 11/15/2030 (f)	274,000	291,950
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	2,200,000	2,009,766
5.90%, 2/1/2027	970,000	994,987
6.75%, 1/15/2028	500,000	527,275
Moog, Inc. 4.25%, 12/15/2027 (f)	1,780,000	1,688,419
Security Description	Principal Amount	Value
Rolls-Royce PLC 5.75%, 10/15/2027 (f)	$ 3,126,000	$ 3,129,501
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (f)	600,000	645,162
TransDigm, Inc.:
4.63%, 1/15/2029	4,555,000	4,270,859
4.88%, 5/1/2029	4,590,000	4,297,893
AIRLINES — 0.0% (c)
Air Canada 3.88%, 8/15/2026 (f)	1,800,000	1,722,726
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (f)	1,320,000	1,165,415
4.75%, 10/1/2027 (f)	1,560,000	1,511,968
5.88%, 6/1/2029 (f)	3,000,000	2,988,330
Wabash National Corp. 4.50%, 10/15/2028 (f)	140,000	127,208
AUTO PARTS & EQUIPMENT — 0.1%
Goodyear Tire & Rubber Co. 5.63%, 4/30/2033	1,110,000	995,392
Titan International, Inc. 7.00%, 4/30/2028	1,850,000	1,852,405
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	6,297,000	6,275,653
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	300,000	276,945
CHEMICALS — 0.1%
Chemours Co. 5.75%, 11/15/2028 (f)	398,000	379,175
Methanex Corp. 5.13%, 10/15/2027	800,000	781,312
Minerals Technologies, Inc. 5.00%, 7/1/2028 (f)	950,000	910,860
Valvoline, Inc. 3.63%, 6/15/2031 (f)	1,500,000	1,280,175
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,870,000	1,685,244
COMMERCIAL SERVICES — 0.2%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	2,295,000	2,221,055
ASGN, Inc. 4.63%, 5/15/2028 (f)	1,000,000	950,830
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (f)	1,500,000	1,347,300
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (f)	2,012,000	1,829,049
11.25%, 12/15/2027 (f)	315,000	308,555

See accompanying notes to financial statements.
35

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Service Corp. International 4.00%, 5/15/2031	$ 410,000	$ 367,249
TriNet Group, Inc. 3.50%, 3/1/2029 (f)	1,120,000	1,003,823
Upbound Group, Inc. 6.38%, 2/15/2029 (f)	1,100,000	1,034,616
WW International, Inc. 4.50%, 4/15/2029 (f)	1,070,000	707,719
COMPUTERS — 0.1%
KBR, Inc. 4.75%, 9/30/2028 (f)	560,000	519,876
NCR Voyix Corp.:
5.00%, 10/1/2028 (f)	300,000	283,740
5.13%, 4/15/2029 (f)	1,262,000	1,201,803
Science Applications International Corp. 4.88%, 4/1/2028 (f)	2,240,000	2,142,493
Seagate HDD Cayman:
4.09%, 6/1/2029	1,480,000	1,371,427
4.13%, 1/15/2031	550,000	491,925
5.75%, 12/1/2034	1,360,000	1,306,457
CONSTRUCTION MATERIALS — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (f)	1,861,000	1,679,645
Griffon Corp. 5.75%, 3/1/2028	5,512,000	5,418,627
JELD-WEN, Inc. 4.88%, 12/15/2027 (f)	2,475,000	2,372,931
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (f)	1,420,000	1,275,217
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (f)	600,000	581,964
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc. 6.70%, 2/14/2033	2,100,000	2,101,491
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (f)	620,000	597,147
6.88%, 4/15/2030 (f)	1,150,000	1,129,771
Enova International, Inc. 8.50%, 9/15/2025 (f)	1,198,000	1,184,355
goeasy Ltd.:
4.38%, 5/1/2026 (f)	2,000,000	1,925,240
9.25%, 12/1/2028 (f)	2,906,000	3,105,584
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (f)	1,700,000	1,549,125
5.50%, 8/15/2028 (f)	3,060,000	2,948,524
5.75%, 11/15/2031 (f)	3,130,000	2,920,916
6.00%, 1/15/2027 (f)	595,000	590,716
Navient Corp.:
4.88%, 3/15/2028	3,590,000	3,336,833
5.50%, 3/15/2029	920,000	848,783
Security Description	Principal Amount	Value
9.38%, 7/25/2030	$ 457,000	$ 481,491
11.50%, 3/15/2031	1,340,000	1,475,755
Series MTN, 5.63%, 8/1/2033	2,930,000	2,414,085
OneMain Finance Corp.:
3.50%, 1/15/2027	1,564,000	1,451,095
3.88%, 9/15/2028	1,500,000	1,328,340
6.63%, 1/15/2028	300,000	303,150
7.88%, 3/15/2030	1,458,000	1,503,533
9.00%, 1/15/2029	2,390,000	2,527,712
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (f)	770,000	693,685
5.38%, 10/15/2025 (f)	485,000	479,806
5.75%, 9/15/2031 (f)	4,490,000	4,160,479
7.88%, 12/15/2029 (f)	3,284,000	3,386,888
PHH Mortgage Corp. 7.88%, 3/15/2026 (f)	425,000	382,054
PRA Group, Inc.:
5.00%, 10/1/2029 (f)	70,000	57,321
8.38%, 2/1/2028 (f)	610,000	581,068
Synchrony Financial 7.25%, 2/2/2033	2,720,000	2,705,475
ELECTRIC — 0.2%
NRG Energy, Inc.:
3.38%, 2/15/2029 (f)	2,000,000	1,766,960
3.63%, 2/15/2031 (f)	2,910,000	2,503,182
5.25%, 6/15/2029 (f)	960,000	933,034
PG&E Corp. 5.00%, 7/1/2028	500,000	486,280
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (f)	3,710,000	3,440,691
7.75%, 10/15/2031 (f)	1,245,000	1,293,331
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Energizer Holdings, Inc.:
4.75%, 6/15/2028 (f)	300,000	279,087
6.50%, 12/31/2027 (f)	1,530,000	1,532,662
ENGINEERING & CONSTRUCTION — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	840,000	839,194
TopBuild Corp.:
3.63%, 3/15/2029 (f)	4,200,000	3,802,260
4.13%, 2/15/2032 (f)	200,000	178,772
ENTERTAINMENT — 0.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	1,600,000	1,520,496
Cinemark USA, Inc. 5.25%, 7/15/2028 (f)	2,490,000	2,285,446
Light & Wonder International, Inc.:
7.25%, 11/15/2029 (f)	990,000	1,015,106

See accompanying notes to financial statements.
36

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 9/1/2031 (f)	$ 217,000	$ 226,672
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (f)	472,000	445,823
ENVIRONMENTAL CONTROL — 0.0% (c)
Stericycle, Inc. 3.88%, 1/15/2029 (f)	540,000	491,994
FOOD — 0.1%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (f)	1,602,000	1,477,893
Post Holdings, Inc.:
4.63%, 4/15/2030 (f)	2,100,000	1,939,455
5.63%, 1/15/2028 (f)	1,000,000	989,750
FOREST PRODUCTS & PAPER — 0.0% (c)
Mercer International, Inc. 5.13%, 2/1/2029	2,100,000	1,804,047
HEALTH CARE SERVICES — 0.6%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (f)	700,000	674,653
CHS/Community Health Systems, Inc. 5.63%, 3/15/2027 (f)	100,000	92,914
DaVita, Inc.:
3.75%, 2/15/2031 (f)	700,000	574,637
4.63%, 6/1/2030 (f)	5,170,000	4,519,562
Encompass Health Corp.:
4.50%, 2/1/2028	2,320,000	2,224,694
4.63%, 4/1/2031	190,000	174,918
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (f)	21,385,000	21,319,990
HOME BUILDERS — 0.5%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	710,000	693,145
7.25%, 10/15/2029	4,360,000	4,411,971
Century Communities, Inc. 3.88%, 8/15/2029 (f)	3,115,000	2,818,047
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (f)	1,680,000	1,777,826
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	2,880,000	2,751,350
Installed Building Products, Inc. 5.75%, 2/1/2028 (f)	550,000	536,008
KB Home 4.00%, 6/15/2031	610,000	549,891
LGI Homes, Inc.:
4.00%, 7/15/2029 (f)	480,000	415,666
8.75%, 12/15/2028 (f)	1,860,000	1,975,897
Security Description	Principal Amount	Value
M/I Homes, Inc.:
3.95%, 2/15/2030	$ 1,543,000	$ 1,384,657
4.95%, 2/1/2028	2,370,000	2,283,092
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (f)	5,510,000	5,559,535
Thor Industries, Inc. 4.00%, 10/15/2029 (f)	700,000	624,687
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	2,540,000	2,524,176
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	2,760,000	2,329,440
4.00%, 4/15/2029 (f)	1,370,000	1,242,206
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Central Garden & Pet Co.:
4.13%, 10/15/2030	1,868,000	1,699,917
4.13%, 4/30/2031 (f)	553,000	489,687
INSURANCE — 0.1%
MGIC Investment Corp. 5.25%, 8/15/2028	3,655,000	3,563,296
INTERNET — 0.3%
ANGI Group LLC 3.88%, 8/15/2028 (f)	1,295,000	1,093,640
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (f)	322,000	308,457
7.00%, 6/15/2027 (f)	1,820,000	1,838,200
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (f)	3,290,000	2,981,266
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (f)	7,273,000	7,807,784
INVESTMENT COMPANY SECURITY — 0.0% (c)
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (f)	1,470,000	1,367,350
IRON/STEEL — 0.1%
ATI, Inc. 5.13%, 10/1/2031	1,000,000	931,170
Mineral Resources Ltd.:
8.00%, 11/1/2027 (f)	1,300,000	1,326,572
8.13%, 5/1/2027 (f)	1,100,000	1,109,669
IT SERVICES — 0.0% (c)
Seagate HDD Cayman 9.63%, 12/1/2032	80,000	91,467
LEISURE TIME — 0.3%
Carnival Corp.:
5.75%, 3/1/2027 (f)	1,010,000	984,215

See accompanying notes to financial statements.
37

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/1/2029 (f)	$ 2,835,000	$ 2,724,236
10.50%, 6/1/2030 (f)	4,540,000	4,964,354
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	790,000	729,107
5.38%, 7/15/2027 (f)	1,905,000	1,876,025
5.50%, 4/1/2028 (f)	2,260,000	2,230,168
7.50%, 10/15/2027	1,510,000	1,593,986
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (f)	3,250,000	3,002,805
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (f)	2,240,000	2,078,832
4.13%, 4/15/2029 (f)	2,263,000	2,096,986
MACHINERY-DIVERSIFIED — 0.0% (c)
ATS Corp. 4.13%, 12/15/2028 (f)	508,000	470,967
MEDIA — 0.3%
AMC Networks, Inc. 4.25%, 2/15/2029	1,730,000	1,328,571
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 6/1/2033 (f)	1,060,000	894,311
4.75%, 3/1/2030 (f)	600,000	548,844
4.75%, 2/1/2032 (f)	2,250,000	1,983,915
5.00%, 2/1/2028 (f)	1,390,000	1,330,619
5.13%, 5/1/2027 (f)	2,380,000	2,302,840
Gray Escrow II, Inc. 5.38%, 11/15/2031 (f)	1,125,000	848,632
Gray Television, Inc.:
4.75%, 10/15/2030 (f)	1,690,000	1,280,209
7.00%, 5/15/2027 (f)	2,200,000	2,080,848
iHeartCommunications, Inc. 6.38%, 5/1/2026	460,000	391,575
News Corp.:
3.88%, 5/15/2029 (f)	1,000,000	924,520
5.13%, 2/15/2032 (f)	75,000	71,576
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (f)	1,060,000	777,499
Scripps Escrow, Inc. 5.88%, 7/15/2027 (f)	1,380,000	1,224,364
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (f)	500,000	374,160
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (f)	300,000	278,124
Urban One, Inc. 7.38%, 2/1/2028 (f)	390,000	331,231
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% (c)
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (f)	$ 1,290,000	$ 1,197,533
MINING — 0.3%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (f)	2,988,000	3,142,450
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (f)	2,195,000	1,986,190
5.88%, 4/15/2030 (f)	4,000,000	3,966,040
6.13%, 4/15/2032 (f)	1,240,000	1,250,069
New Gold, Inc. 7.50%, 7/15/2027 (f)	2,260,000	2,275,345
Taseko Mines Ltd. 7.00%, 2/15/2026 (f)	880,000	834,979
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (f)	150,000	140,364
7.25%, 3/15/2029 (f)	1,110,000	948,950
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	8,720,000	7,870,062
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	2,570,000	2,433,250
OIL & GAS — 0.7%
Baytex Energy Corp. 8.75%, 4/1/2027 (f)	1,000,000	1,034,330
Chord Energy Corp. 6.38%, 6/1/2026 (f)	2,260,000	2,264,972
Civitas Resources, Inc.:
8.38%, 7/1/2028 (f)	1,095,000	1,145,228
8.75%, 7/1/2031 (f)	410,000	435,605
CNX Resources Corp. 6.00%, 1/15/2029 (f)	3,817,000	3,668,328
Comstock Resources, Inc. 6.75%, 3/1/2029 (f)	261,000	239,775
CVR Energy, Inc. 5.75%, 2/15/2028 (f)	2,224,000	2,065,740
MEG Energy Corp. 5.88%, 2/1/2029 (f)	2,420,000	2,351,635
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (f)	1,000,000	1,012,960
8.75%, 6/15/2031 (f)	1,115,000	1,165,153
Parkland Corp.:
4.50%, 10/1/2029 (f)	4,999,000	4,608,378
4.63%, 5/1/2030 (f)	4,165,000	3,857,373
5.88%, 7/15/2027 (f)	200,000	199,244
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (f)	1,217,000	1,239,514
6.00%, 2/15/2028	280,000	273,529

See accompanying notes to financial statements.
38

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	$ 1,700,000	$ 1,635,808
SM Energy Co.:
6.63%, 1/15/2027	1,360,000	1,358,246
6.75%, 9/15/2026	600,000	600,396
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,110,000	5,702,157
4.50%, 4/30/2030	350,000	324,163
7.00%, 9/15/2028 (f)	450,000	464,544
Transocean, Inc. 8.75%, 2/15/2030 (f)	457,000	478,027
Valaris Ltd. 8.38%, 4/30/2030 (f)	2,160,000	2,210,090
OIL & GAS SERVICES — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (f)	4,810,000	4,743,478
6.88%, 4/1/2027 (f)	2,500,000	2,513,025
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (f)	830,000	829,228
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (f)	1,694,000	1,778,158
Oceaneering International, Inc.:
6.00%, 2/1/2028	1,450,000	1,411,633
6.00%, 2/1/2028 (f)	420,000	409,227
PACKAGING & CONTAINERS — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (f)	3,885,000	3,292,537
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (f)	700,000	684,278
PHARMACEUTICALS — 0.1%
Grifols SA 4.75%, 10/15/2028 (f)	490,000	445,528
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (f)	2,250,000	2,232,202
Owens & Minor, Inc. 4.50%, 3/31/2029 (f)	80,000	70,550
PIPELINES — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (f)	900,000	866,547
5.75%, 3/1/2027 (f)	1,850,000	1,837,512
Security Description	Principal Amount	Value
5.75%, 1/15/2028 (f)	$ 2,630,000	$ 2,602,280
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (f)	3,726,000	3,531,316
EnLink Midstream Partners LP 5.45%, 6/1/2047	710,000	625,531
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	950,000	920,759
7.00%, 8/1/2027	1,200,000	1,173,228
Hess Midstream Operations LP:
4.25%, 2/15/2030 (f)	1,960,000	1,811,785
5.13%, 6/15/2028 (f)	4,660,000	4,501,933
5.50%, 10/15/2030 (f)	150,000	145,955
5.63%, 2/15/2026 (f)	658,000	653,407
NuStar Logistics LP:
5.75%, 10/1/2025	1,000,000	997,660
6.00%, 6/1/2026	180,000	179,494
6.38%, 10/1/2030	1,450,000	1,453,321
REAL ESTATE — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (f)	340,000	314,017
Howard Hughes Corp.:
4.13%, 2/1/2029 (f)	2,600,000	2,342,392
4.38%, 2/1/2031 (f)	74,000	64,899
5.38%, 8/1/2028 (f)	1,000,000	963,490
REAL ESTATE INVESTMENT TRUSTS — 0.6%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	2,550,000	2,146,335
Brandywine Operating Partnership LP 4.55%, 10/1/2029	650,000	571,941
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (f)	1,980,000	1,868,724
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (f)	1,820,000	1,667,557
Iron Mountain, Inc.:
4.88%, 9/15/2029 (f)	1,000,000	944,480
5.00%, 7/15/2028 (f)	2,000,000	1,924,080
5.63%, 7/15/2032 (f)	340,000	322,024
7.00%, 2/15/2029 (f)	555,000	572,194
REIT, 4.50%, 2/15/2031 (f)	2,210,000	2,007,564
Rithm Capital Corp. 6.25%, 10/15/2025 (f)	3,095,000	3,045,542
Service Properties Trust:
3.95%, 1/15/2028	1,755,000	1,442,592
4.95%, 2/15/2027	2,180,000	1,984,171
4.95%, 10/1/2029	540,000	446,148

See accompanying notes to financial statements.
39

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	$ 550,000	$ 520,900
4.38%, 1/15/2027 (f)	7,640,000	7,220,182
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (f)	4,200,000	4,260,270
RETAIL — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
4.00%, 10/15/2030 (f)	1,600,000	1,439,552
4.38%, 1/15/2028 (f)	420,000	401,226
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (f)	500,000	463,435
4.75%, 3/1/2030	1,000,000	933,450
5.00%, 2/15/2032 (f)	450,000	409,986
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (f)	670,000	620,440
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (f)	700,000	648,928
Brinker International, Inc. 8.25%, 7/15/2030 (f)	50,000	52,476
FirstCash, Inc.:
4.63%, 9/1/2028 (f)	2,400,000	2,241,240
5.63%, 1/1/2030 (f)	3,500,000	3,351,180
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	1,760,000	1,468,914
Gap, Inc.:
3.63%, 10/1/2029 (f)	6,610,000	5,647,187
3.88%, 10/1/2031 (f)	1,730,000	1,425,382
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (f)	980,000	909,107
Lithia Motors, Inc.:
3.88%, 6/1/2029 (f)	149,000	135,101
4.38%, 1/15/2031 (f)	60,000	54,620
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	450,000	370,111
5.88%, 3/15/2030 (f)	700,000	661,101
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (f)	1,596,000	1,398,399
4.75%, 9/15/2029	660,000	626,769
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	1,560,000	1,426,948
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	4,340,000	3,969,624
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (f)	1,330,000	1,229,292
Victoria's Secret & Co. 4.63%, 7/15/2029 (f)	3,390,000	2,833,498
Yum! Brands, Inc.:
3.63%, 3/15/2031	197,000	177,655
Security Description	Principal Amount	Value
4.75%, 1/15/2030 (f)	$ 840,000	$ 813,313
SOFTWARE — 0.1%
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	1,990,000	1,882,958
MicroStrategy, Inc. 6.13%, 6/15/2028 (f)	2,800,000	2,724,540
Open Text Corp. 3.88%, 12/1/2029 (f)	1,100,000	986,942
TELECOMMUNICATIONS — 0.1%
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (f)	110,000	90,213
6.50%, 10/1/2028 (f)	1,410,000	1,219,918
Frontier Communications Holdings LLC:
8.63%, 3/15/2031 (f)	3,610,000	3,681,297
8.75%, 5/15/2030 (f)	670,000	689,665
TRANSPORTATION — 0.0% (c)
Danaos Corp. 8.50%, 3/1/2028 (f)	610,000	617,588
XPO, Inc. 7.13%, 2/1/2032 (f)	504,000	519,811
TOTAL CORPORATE BONDS & NOTES (Cost $435,032,485)		457,934,786
REPURCHASE AGREEMENTS — 1.9%
Barclays Capital, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Notes 3.000% due 05/15/2047, valued at $120,000,000); expected proceeds $102,520,917, 5.37%, 06/15/2024 (Cost $100,000,000)	100,000,000	100,000,000

See accompanying notes to financial statements.
40

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (g)(h) (Cost $389,694,648)	389,694,648	$ 389,694,648
TOTAL INVESTMENTS — 107.4% (Cost $5,482,234,781)		5,565,073,710
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(385,456,425)
NET ASSETS — 100.0%		$ 5,179,617,285
At December 31, 2023, the Fund had unfunded loan commitments of $10,119,147, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Athenahealth Group, Inc.	9,550,367	9,292,841	(257,526)
VT Topco, Inc.	3,761	3,763	2
OMNIA Partners LLC	565,019	569,259	4,240
	$10,119,147	$9,865,863	$(253,284)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $22,998,367, representing 0.50% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.

SOFR	Secured Overnight Financing Rate
GO	Government Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
MTN	Medium Term Note
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
41

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 457,934,786	$ —	$ 457,934,786
Common Stocks	—	—	22,998,367	22,998,367
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	4,594,445,909	—	4,594,445,909
Short-Term Investment	389,694,648	—	—	389,694,648
TOTAL INVESTMENTS	$389,694,648	$5,152,380,695	$22,998,367	$5,565,073,710
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Depreciation	$ —	$ (253,284)	$ —	$ (253,284)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (253,284)	$ —	$ (253,284)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	302,552,338	$302,552,338	$2,067,126,595	$1,979,984,285	$—	$—	389,694,648	$389,694,648	$6,339,644
See accompanying notes to financial statements.
42

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$120,242,122	$ 5,075,379,062
Investments in affiliated issuers, at value	8,142,440	389,694,648
Repurchase agreements, at value and amortized cost	—	100,000,000
Total Investments	128,384,562	5,565,073,710
Cash	379,940	—
Receivable for investments sold	2,085,218	326,656,231
Receivable for fund shares sold	—	2,094,711
Dividends receivable — affiliated issuers	31,053	1,719,415
Interest receivable — unaffiliated issuers	1,645,094	37,049,991
Unrealized appreciation on unfunded loan commitments	256	—
Receivable from Affiliate	—	837,000
Receivable for foreign taxes recoverable	5,367	43,107
TOTAL ASSETS	132,531,490	5,933,474,165
LIABILITIES
Due to custodian	—	57,384,040
Payable for investments purchased	4,467,961	693,091,910
Unrealized depreciation on unfunded loan commitments	—	253,284
Advisory fee payable	68,771	3,120,509
Trustees’ fees and expenses payable	45	7,137
TOTAL LIABILITIES	4,536,777	753,856,880
NET ASSETS	$127,994,713	$ 5,179,617,285
NET ASSETS CONSIST OF:
Paid-in capital	$135,855,423	$ 6,278,723,560
Total distributable earnings (loss)	(7,860,710)	(1,099,106,275)
NET ASSETS	$127,994,713	$ 5,179,617,285
NET ASSET VALUE PER SHARE
Net asset value per share	$ 28.13	$ 41.92
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,550,000	123,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 116,382,731	$ 4,992,540,133
Investments in affiliated issuers	8,101,157	389,694,648
Repurchase agreements	—	100,000,000
Total cost of investments	$124,483,888	$ 5,482,234,781
See accompanying notes to financial statements.
43

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$5,363,932	$214,023,758
Dividend income — affiliated issuers	219,963	6,339,644
TOTAL INVESTMENT INCOME (LOSS)	5,583,895	220,363,402
EXPENSES
Advisory fee	432,331	16,051,883
Trustees’ fees and expenses	664	29,377
Miscellaneous expenses	27	972
TOTAL EXPENSES	433,022	16,082,232
NET INVESTMENT INCOME (LOSS)	$5,150,873	$204,281,170
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(644,871)	(73,098,531)
Investments — affiliated issuers	(23,442)	—
Net realized gain (loss)	(668,313)	(73,098,531)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,817,522	119,783,132
Investments — affiliated issuers	41,283	—
Unfunded loan commitments	2,726	44,550
Net change in unrealized appreciation/depreciation	3,861,531	119,827,682
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,193,218	46,729,151
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,344,091	$251,010,321
See accompanying notes to financial statements.
44

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone High Income ETF		SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,150,873	$ 8,568,207	$ 204,281,170	$ 449,195,588
Net realized gain (loss)	(668,313)	(8,110,193)	(73,098,531)	(618,138,892)
Net change in unrealized appreciation/depreciation	3,861,531	9,380,841	119,827,682	564,280,988
Net increase (decrease) in net assets resulting from operations	8,344,091	9,838,855	251,010,321	395,337,684
Net equalization credits and charges	—	40,471	(118,660)	(1,905,227)
Distributions to shareholders	(6,233,500)	(8,087,000)	(240,953,500)	(419,871,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	16,447,735	1,360,304,716	1,862,640,864
Cost of shares redeemed	—	(9,655,756)	(865,277,292)	(5,642,644,491)
Net income equalization	—	(40,471)	118,660	1,905,227
Other capital	(3,787)	32,498	1,840,378	16,111,574
Net increase (decrease) in net assets from beneficial interest transactions	(3,787)	6,784,006	496,986,462	(3,761,986,826)
Contribution from Affiliate (Note 4)	—	—	837,000	38,051
Net increase (decrease) in net assets during the period	2,106,804	8,576,332	507,761,623	(3,788,387,818)
Net assets at beginning of period	125,887,909	117,311,577	4,671,855,662	8,460,243,480
NET ASSETS AT END OF PERIOD	$127,994,713	$125,887,909	$5,179,617,285	$ 4,671,855,662
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	600,000	32,600,000	44,500,000
Shares redeemed	—	(350,000)	(20,700,000)	(135,100,000)
Net increase (decrease) from share transactions	—	250,000	11,900,000	(90,600,000)
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone High Income ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$ 27.67	$ 27.28	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	2.00	0.50
Net realized and unrealized gain (loss) (b)	0.70	0.26	(2.86)
Total from investment operations	1.83	2.26	(2.36)
Net equalization credits and charges (a)	—	0.01	0.00(c)
Other capital (a)	(0.00)(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.37)	(1.89)	(0.36)
Net asset value, end of period	$ 28.13	$ 27.67	$ 27.28
Total return (d)	6.96%	8.48%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$127,995	$125,888	$117,312
Ratios to average net assets:
Total expenses	0.69%(e)	0.70%	0.70%(e)
Net investment income (loss)	8.16%(e)	7.26%	4.63%(e)
Portfolio turnover rate	57%(f)	133%	55%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Blackstone Senior Loan ETF
	Six Months Ended 12/31/23 (Unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 41.84	$ 41.83	$ 46.30	$ 43.36	$ 46.25	$ 47.04
Income (loss) from investment operations:
Net investment income (loss) (b)	1.87	3.01	1.95	1.98	2.34	2.48
Net realized and unrealized gain (loss) (c)	0.38	(0.27)	(4.44)	3.02	(3.06)	(0.86)
Total from investment operations	2.25	2.74	(2.49)	5.00	(0.72)	1.62
Net equalization credits and charges (b)	(0.00)(d)	(0.01)	0.01	0.06	(0.04)	(0.03)
Contribution from affiliate (Note 4)	0.01	0.00(d)	—	0.00(d)	0.01	—
Other capital (b)	0.02	0.11	0.06	0.02	0.21	0.09
Distributions to shareholders from:
Net investment income	(2.20)	(2.83)	(2.04)	(2.14)	(2.35)	(2.47)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(2.20)	(2.83)	(2.05)	—	—	—
Net asset value, end of period	$ 41.92	$ 41.84	$ 41.83	$ 46.30	$ 43.36	$ 46.25
Total return (e)	5.65%(f)	6.95%(g)	(5.46)%	11.97%(g)	(1.23)%(g)	3.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,179,617	$4,671,856	$8,460,243	$6,294,196	$1,433,094	$2,222,400
Ratios to average net assets:
Total expenses	0.70%(h)	0.71%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	8.91%(h)	7.19%	4.33%	4.31%	5.17%	5.33%
Portfolio turnover rate	62%(i)	125%	140%	176%	195%(j)	124%(j)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the period ended ended December 31, 2023, the total return would have been 5.64%.
(g)	If an affiliate had not made a contribution during the years ended ended June 30, 2023, June 30, 2021 and June 30, 2020, the total return would have remained 6.95%, 11.97% and (1.23)%, respectively.
(h)	Annualized.
(i)	Not annualized.
(j)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure.
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The SPDR Blackstone High Income ETF is classified as a non- diversified investment company and the SPDR Blackstone Senior Loan ETF is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
48

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
49

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Repurchase Agreements
The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the SPDR Blackstone Senior Loan ETF had invested in repurchase agreements with the gross values (principal) of $100,000,000 and associated collateral equal to $120,000,000.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone High Income ETF	0.70%*
SPDR Blackstone Senior Loan ETF	0.70
*	The Advisory fees were reduced for SPDR Blackstone High Income ETF by the acquired fund fees and expenses and for the period ended December 31, 2023, and, as a result, the net annualized advisory fees were 0.69%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all operating expenses of each Fund other than the Management fee, acquired funds fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023, are disclosed in the Schedules of Investments.
During the period ended December 31, 2023, State Street agreed to make a contribution of $837,000 to the SPDR Blackstone Senior Loan ETF related to an accounting matter. This contribution was made in January of 2024.
During the fiscal year ended June 30, 2023, State Street made contributions of $4,615 and $33,436 to the SPDR Blackstone Senior Loan ETF related to separate accounting matters.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2023, were as follows:
	Purchases	Sales
SPDR Blackstone High Income ETF	$ 70,094,516	$ 71,222,755
SPDR Blackstone Senior Loan ETF	3,381,398,569	2,796,725,238
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2023, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone High Income ETF	$ 124,847,673	$ 4,187,965	$ 651,076	$ 3,536,889
SPDR Blackstone Senior Loan ETF	5,522,401,955	110,393,506	67,721,751	42,671,755
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $960 million ($1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The SPDR Blackstone Senior Loan ETF has exclusive access to $750 million ($1.05 billion prior to October 5, 2023) and the SPDR Blackstone High Income ETF has exclusive access to $30 million ($25 million prior to October 5, 2023) of the total credit facility. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser.Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds have no outstanding loans as of December 31, 2023.
The SPDR Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or  for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds' invest in securities
52

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023 (Unaudited)

of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
53

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Blackstone High Income ETF	0.69%	$1,069.60	$3.59	$1,021.70	$3.51
SPDR Blackstone Senior Loan ETF	0.70	1,056.50	3.62	1,021.60	3.56
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
54

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SSGA Active Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Blackstone Liquid Credit Strategies LLC as the Sub-Advisor. State Street Global Advisors Funds Distributors, LLC is not affiliated with Blackstone Liquid Credit Strategies LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRGSOSAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a)

Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA ACTIVE TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 6, 2024